UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2009

Date of reporting period:         March 31, 2009


ITEM 1.  REPORT TO SHAREHOLDERS
===============================



                                      Wells Fargo Advantage Master Portfolios 85

Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 96.17%

APPAREL & ACCESSORY STORES: 1.68%
         124,635   VF CORPORATION                                                                                    $     9,989,495
                                                                                                                     ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.65%
          13,500   NVR INCORPORATED+                                                                                       9,807,750
                                                                                                                     ---------------

BUSINESS SERVICES: 7.78%
         307,700   AVERY DENNISON CORPORATION                                                                             11,203,357
         185,510   FISERV INCORPORATED+~~                                                                                  9,416,488
         109,700   MANPOWER INCORPORATED                                                                                   6,266,064
         497,400   OMNICOM GROUP INCORPORATED                                                                             19,304,094

                                                                                                                          46,190,003
                                                                                                                     ---------------

CHEMICALS & ALLIED PRODUCTS: 2.52%
         313,500   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        14,944,545
                                                                                                                     ---------------

CONGLOMERATES: 1.97%
         644,300   GENERAL ELECTRIC COMPANY                                                                               11,726,260
                                                                                                                     ---------------

COSMETICS, PERSONAL CARE: 1.48%
         258,900   AVON PRODUCTS INCORPORATED                                                                              8,768,943
                                                                                                                     ---------------

DEPOSITORY INSTITUTIONS: 7.55%
         713,700   BANK OF AMERICA CORPORATION                                                                            12,739,545
         266,400   JPMORGAN CHASE & COMPANY                                                                               11,921,400
         446,700   STATE STREET CORPORATION                                                                               20,164,038

                                                                                                                          44,824,983
                                                                                                                     ---------------

EATING & DRINKING PLACES: 4.48%
         291,500   DARDEN RESTAURANTS INCORPORATED                                                                        12,983,410
         204,200   MCDONALD'S CORPORATION                                                                                 13,624,224

                                                                                                                          26,607,634
                                                                                                                     ---------------

ELECTRIC, GAS & SANITARY SERVICES: 1.96%
         400,500   REPUBLIC SERVICES INCORPORATED                                                                         11,622,510
                                                                                                                     ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.34%
       1,625,900   FLEXTRONICS INTERNATIONAL LIMITED+                                                                     12,747,056
         464,300   MOLEX INCORPORATED CLASS A                                                                              8,194,895
         393,100   TYCO ELECTRONICS LIMITED                                                                               10,802,388

                                                                                                                          31,744,339
                                                                                                                     ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.00%
         251,200   ILLINOIS TOOL WORKS INCORPORATED                                                                       11,896,832
                                                                                                                     ---------------

FOOD & KINDRED PRODUCTS: 2.20%
         194,100   DIAGEO PLC ADR                                                                                         13,092,045
                                                                                                                     ---------------

GENERAL MERCHANDISE STORES: 2.32%
         251,500   KOHL'S CORPORATION+                                                                                    13,777,169
                                                                                                                     ---------------

HEALTH SERVICES: 1.35%
         223,100   CARDINAL HEALTH INCORPORATED                                                                            8,038,293
                                                                                                                     ---------------

HOLDING & OTHER INVESTMENT OFFICES: 1.91%
         140,000   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                               11,377,800
                                                                                                                     ---------------

86 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

SHARES             SECURITY NAME                                                                                          VALUE
HOUSEHOLD PRODUCTS, WARE: 4.42%
         223,500   COLGATE-PALMOLIVE COMPANY                                                                          $   19,055,610
         155,100   HENKEL AG & COMPANY KGAA ADR~~                                                                          7,181,130

                                                                                                                          26,236,740
                                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.31%
         261,600   DIEBOLD INCORPORATED                                                                                    8,308,416
         328,500   DOVER CORPORATION                                                                                      15,357,375
         176,700   EATON CORPORATION                                                                                      13,388,559
         179,600   LAM RESEARCH CORPORATION+                                                                               6,702,672
         471,800   PITNEY BOWES INCORPORATED                                                                              11,535,510

                                                                                                                          55,292,532
                                                                                                                     ---------------

INSURANCE CARRIERS: 6.05%
         253,900   ALLSTATE CORPORATION                                                                                    8,203,509
         150,000   AXIS CAPITAL HOLDINGS LIMITED                                                                           4,689,000
         172,600   CHUBB CORPORATION                                                                                       8,949,310
         450,300   WILLIS GROUP HOLDINGS                                                                                  14,089,887

                                                                                                                          35,931,706
                                                                                                                     ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.92%
          66,500   BECTON DICKINSON & COMPANY                                                                              5,235,545
         309,600   QUEST DIAGNOSTICS INCORPORATED                                                                         18,046,584

                                                                                                                          23,282,129
                                                                                                                     ---------------

MEDICAL PRODUCTS: 1.27%
         129,800   BAXTER INTERNATIONAL INCORPORATED                                                                       7,554,360
                                                                                                                     ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.27%
         197,000   TYCO INTERNATIONAL LIMITED                                                                              7,535,250
                                                                                                                     ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.01%
         185,700   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             11,960,937
                                                                                                                     ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 3.39%
         487,900   AMERICAN EXPRESS COMPANY                                                                               20,130,754
                                                                                                                     ---------------

PERSONAL SERVICES: 0.99%
         208,400   CINTAS CORPORATION                                                                                      5,853,956
                                                                                                                     ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 5.21%
         140,400   CHEVRON CORPORATION                                                                                    10,646,532
         302,700   EXXON MOBIL CORPORATION                                                                                20,274,846

                                                                                                                          30,921,378
                                                                                                                     ---------------

PHARMACEUTICALS: 2.91%
         265,000   JOHNSON & JOHNSON                                                                                      17,278,000
                                                                                                                     ---------------

SOFTWARE: 1.97%
         399,750   MICROSOFT CORPORATION                                                                                  11,700,683
                                                                                                                     ---------------

TELECOMMUNICATIONS: 2.56%
         652,900   VODAFONE GROUP PLC ADR                                                                                 15,206,041
                                                                                                                     ---------------

TRAVEL & RECREATION: 2.64%
         403,000   CARNIVAL CORPORATION                                                                                   15,668,640
                                                                                                                     ---------------

                                      Wells Fargo Advantage Master Portfolios 87

Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE-DURABLE GOODS: 2.06%
      194,800      KIMBERLY-CLARK CORPORATION                                                                       $    12,249,024
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $ 559,014,031)                                                                                571,210,731
                                                                                                                    ---------------

                                                                                     DIVIDEND YIELD
PREFERRED STOCKS: 1.96%
      217,500      HENKEL AG & COMPANY KGAA ADR (HOUSEHOLD PRODUCTS, WARES)                1.50%                         11,636,250

TOTAL PREFERRED STOCKS (COST $ 9,772,032)                                                                                11,636,250
                                                                                                                    ---------------

      PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE

COLLATERAL FOR SECURITIES LENDING: 1.26%

COLLATERAL INVESTED IN OTHER ASSETS: 1.26%
$     267,136      BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
                     (MATURITY VALUE $ 267,136)                                           0.01         04/01/2010           267,136
       79,993      CALCASIEU PARISH LA+/-ss                                               0.40         12/01/2027            79,993
      109,990      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.38         06/01/2028           109,990
    2,203,842      CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE-BACKED SECURITIES (MATURITY VALUE $ 2,203,843)              0.02         04/01/2010         2,203,842
       52,945      COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.25         10/01/2038            52,945
      159,986      COOK COUNTY IL+/-ss                                                    0.25         11/01/2030           159,986
      200,342      DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE-BACKED SECURITIES (MATURITY VALUE $ 200,342)                0.03         04/01/2010           200,342
      307,572      GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE-BACKED SECURITIES (MATURITY VALUE $ 307,572)                0.01         04/01/2010           307,572
    1,933,197      GRYPHON FUNDING LIMITED(a)(i)                                          0.00         08/05/2010           794,544
       32,997      HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.33         11/01/2042            32,997
       99,991      ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.28         07/01/2029            99,991
       39,996      INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.30         01/01/2018            39,996
    1,335,660      JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE-BACKED SECURITIES (MATURITY VALUE $ 1,335,660)              0.01         04/01/2010         1,335,660
       59,995      KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.30         04/15/2025            59,995
       39,996      NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               0.34         01/01/2018            39,996
      116,890      NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.33         01/01/2034           116,890
      179,984      TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.34         07/01/2032           179,984
       59,995      VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.32         12/15/2040            59,996
    2,466,178      VFNC CORPORATION+/-(a)(i)++                                            0.25         09/30/2010         1,331,736

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 7,091,887)                                                                7,473,591
                                                                                                                    ---------------

      SHARES                                                                              YIELD
SHORT-TERM INVESTMENTS: 2.81%

MUTUAL FUNDS: 2.81%
      16,713,155   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                        0.09                           16,713,155
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 16,713,155)                                                                         16,713,155
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $592,591,105)*                                                        102.20%                                     607,033,727

OTHER ASSETS AND LIABILITIES, NET                                            (2.20)                                     (13,082,537)
                                                                            ------                                  ---------------

TOTAL NET ASSETS                                                            100.00%                                 $   593,951,190
                                                                            ------                                  ---------------

88 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

C&B LARGE CAP VALUE PORTFOLIO

------------------
+         Non-income earning securities.

~~        All or a portion of this security is on loan.

+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)       Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)       Rate shown is the 7-day annualized yield at period end.

(l)       Investment in an affiliate.

* Cost for federal income tax purposes is $606,283,098 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $   64,898,079
Gross unrealized depreciation                  (64,147,450)
                                            --------------
Net unrealized appreciation                 $      750,629

The accompanying notes are an integral part of these financial statements.

                                      Wells Fargo Advantage Master Portfolios 89

Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

SHARES          SECURITY NAME                                                               VALUE
COMMON STOCKS: 98.35%

APPAREL & ACCESSORY STORES: 4.18%
    57,600      GAP INCORPORATED                                                          $1,331,135
    62,300      LIMITED BRANDS INCORPORATED                                                1,533,826

                                                                                           2,864,961
                                                                                          ----------

AUTO & TRUCKS: 2.53%
   138,100      FORD MOTOR COMPANY+                                                        1,735,917
                                                                                          ----------

BIOPHARMACEUTICALS: 1.46%
    22,085      GILEAD SCIENCES INCORPORATED+                                              1,004,426
                                                                                          ----------

BIOTECHNOLOGY: 1.64%
    18,875      AMGEN INCORPORATED+                                                        1,127,970
                                                                                          ----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.98%
    41,995      HOME DEPOT INCORPORATED                                                    1,358,538
                                                                                          ----------

BUSINESS SERVICES: 2.12%
    61,905      CA INCORPORATED                                                            1,452,910
                                                                                          ----------

CHEMICALS: 2.09%
    30,890      SCOTTS MIRACLE-GRO COMPANY                                                 1,431,752
                                                                                          ----------

COMMERCIAL SERVICES: 1.40%
    54,100      SAIC INCORPORATED+                                                           957,570
                                                                                          ----------

COMPUTER TECHNOLOGIES: 6.15%
     5,410      APPLE INCORPORATED+                                                        1,270,971
    28,770      HEWLETT-PACKARD COMPANY                                                    1,529,126
    11,070      INTERNATIONAL BUSINESS MACHINES CORPORATION                                1,419,728

                                                                                           4,219,825
                                                                                          ----------

DATA SERVICES: 1.75%
    36,800      NETAPP INCORPORATED+                                                       1,198,208
                                                                                          ----------

E-COMMERCE/SERVICES: 2.16%
     5,800      PRICELINE.COM INCORPORATED+                                                1,479,000
                                                                                          ----------

EATING & DRINKING PLACES: 2.04%
    20,985      MCDONALD'S CORPORATION                                                     1,400,119
                                                                                          ----------

EDUCATIONAL SERVICES: 1.63%
     9,960      ITT EDUCATIONAL SERVICES INCORPORATED+                                     1,120,301
                                                                                          ----------

ELECTRIC, GAS & SANITARY SERVICES: 3.30%
   109,475      EL PASO CORPORATION                                                        1,186,709
    25,415      PG&E CORPORATION                                                           1,078,104

                                                                                           2,264,813
                                                                                          ----------

ELECTRONIC: 2.01%
    71,100      GENTEX CORPORATION                                                         1,380,762
                                                                                          ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.27%
    27,000      HARRIS CORPORATION                                                         1,282,230
    73,000      JABIL CIRCUIT INCORPORATED                                                 1,181,870
    27,400      TECH DATA CORPORATION+                                                     1,148,060

                                                                                           3,612,160
                                                                                          ----------

90  Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

SHARES          SECURITY NAME                                                               VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.72%
    24,900      ILLINOIS TOOL WORKS INCORPORATED                                          $1,179,264
                                                                                          ----------

FOOD & KINDRED PRODUCTS: 3.96%
    23,235      THE COCA-COLA COMPANY                                                      1,277,925
    74,900      TYSON FOODS INCORPORATED CLASS A                                           1,434,335

                                                                                           2,712,260
                                                                                          ----------

GENERAL MERCHANDISE STORES: 1.98%
    24,435      WAL-MART STORES INCORPORATED                                               1,358,586
                                                                                          ----------

HEALTH SERVICES: 4.60%
    16,610      EXPRESS SCRIPTS INCORPORATED+                                              1,690,234
    34,100      VALEANT PHARMACEUTICALS INTERNATIONAL+                                     1,463,231

                                                                                           3,153,465
                                                                                          ----------

HOUSEHOLD PRODUCTS, WARE: 3.95%
    20,985      CHURCH & DWIGHT COMPANY INCORPORATED                                       1,404,946
    15,310      COLGATE-PALMOLIVE COMPANY                                                  1,305,331

                                                                                           2,710,277
                                                                                          ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.98%
    16,555      3M COMPANY                                                                 1,383,501
    18,800      EATON CORPORATION                                                          1,424,476
    33,200      WESTERN DIGITAL CORPORATION+                                               1,294,468

                                                                                           4,102,445
                                                                                          ----------

INFORMATION & BUSINESS SERVICES: 1.83%
     2,210      GOOGLE INCORPORATED CLASS A+                                               1,253,092
                                                                                          ----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.91%
    23,300      ROCKWELL AUTOMATION INCORPORATED                                           1,313,188
                                                                                          ----------

METAL MINING: 2.16%
    17,720      FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                        1,480,329
                                                                                          ----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.26%
    16,600      FEDEX CORPORATION                                                          1,550,440
                                                                                          ----------

NETWORKING: 2.19%
    57,655      CISCO SYSTEMS INCORPORATED+                                                1,500,760
                                                                                          ----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 6.04%
    33,700      AMERICAN EXPRESS COMPANY                                                   1,390,462
    32,700      CAPITAL ONE FINANCIAL CORPORATION                                          1,354,107
     5,505      MASTERCARD INCORPORATED~~                                                  1,398,270

                                                                                           4,142,839
                                                                                          ----------

OIL & GAS EXTRACTION: 2.52%
    33,215      NEWFIELD EXPLORATION COMPANY+                                              1,728,841
                                                                                          ----------

PAPER & ALLIED PRODUCTS: 1.38%
    37,545      PACTIV CORPORATION+                                                          945,383
                                                                                          ----------

PHARMACEUTICALS: 4.03%
    24,405      ABBOTT LABORATORIES                                                        1,285,655
    55,300      BRISTOL-MYERS SQUIBB COMPANY                                               1,476,510

                                                                                           2,762,165
                                                                                          ----------

                                      Wells Fargo Advantage Master Portfolios 91

Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

SHARES          SECURITY NAME                                                               VALUE
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.34%
    46,400      SANDISK CORPORATION+                                                     $ 1,606,832
                                                                                         -----------

SOFTWARE: 5.93%
    37,545      BMC SOFTWARE INCORPORATED+                                                 1,426,710
    41,500      MICROSOFT CORPORATION                                                      1,214,705
    48,605      RED HAT INCORPORATED+                                                      1,422,668

                                                                                           4,064,083
                                                                                         -----------

TOBACCO PRODUCTS: 1.86%
    24,445      PHILIP MORRIS INTERNATIONAL                                                1,275,051
                                                                                         -----------

TOTAL COMMON STOCKS (COST $55,544,666)                                                    67,448,532
                                                                                         -----------

PRINCIPAL                                                                                 INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 1.55%
COLLATERAL INVESTED IN OTHER ASSETS: 1.55%
$   29,300      BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $29,300)       0.01%        04/01/2010       29,300
     8,774      CALCASIEU PARISH LA+/-ss                                                      0.40         12/01/2027        8,774
    12,064      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.38         06/01/2028       12,064
   241,725      CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE-BACKED
                  SECURITIES (MATURITY VALUE $241,725)                                        0.02         04/01/2010      241,725
     5,807      COLORADO HOUSING & Finance Authority+/-ss                                     0.25         10/01/2038        5,807
    17,548      COOK COUNTY IL+/-ss                                                           0.25         11/01/2030       17,548
    21,974      DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $21,974)                         0.03         04/01/2010       21,974
    33,736      GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $33,736)                         0.01         04/01/2010       33,736
   431,169      GRYPHON FUNDING LIMITED(a)(i)                                                 0.00         08/05/2010      177,210
     3,619      HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         0.33         11/01/2042        3,619
    10,967      ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                       0.28         07/01/2029       10,967
     4,387      INDIANA MUNICIPAL POWER AGENCY+/-ss                                           0.30         01/01/2018        4,387
   146,500      JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $146,500)                        0.01         04/01/2010      146,500
     6,580      KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        0.30         04/15/2025        6,580
     4,387      NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      0.34         01/01/2018        4,387
    12,821      NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                      0.33         01/01/2034       12,821
    19,741      TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                             0.34         07/01/2032       19,741
     6,580      VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                             0.32         12/15/2040        6,580
   550,042      VFNC CORPORATION+/-(a)(i)++                                                   0.25         09/30/2010      297,024

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $975,611)                                                                  1,060,744
                                                                                                                         ---------

SHARES                                                            YIELD
SHORT-TERM INVESTMENTS: 1.47%
MUTUAL FUNDS: 1.47%
 1,008,460      WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)    0.09      1,008,460
                                                                           -----------

TOTAL SHORT-TERM INVESTMENTS (COST $1,008,460)                               1,008,460
                                                                           -----------

TOTAL INVESTMENTS IN SECURITIES (COST $57,528,737)*    101.37%              69,517,736

OTHER ASSETS AND LIABILITIES, NET                       (1.37)                (940,751)
                                                       ------              -----------

TOTAL NET ASSETS                                       100.00%             $68,576,985
                                                       ------              -----------

92  Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

DISCIPLINED GROWTH PORTFOLIO

----------

+        Non-income earning securities.

~~       All or a portion of this security is on loan.

+/-      Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)      Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)      Rate shown is the 7-day annualized yield at period end.

(l)      Investment in an affiliate.

* Cost for federal income tax purposes is $58,728,476 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation  $ 12,303,557
Gross unrealized depreciation    (1,514,297)
                               ------------
Net unrealized appreciation    $ 10,789,260

The accompanying notes are an integral part of these financial statements.

                                      Wells Fargo Advantage Master Portfolios 93

Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

SHARES     SECURITY NAME                                    VALUE
COMMON STOCKS: 98.29%

ANTHRACITE MINING: 0.32%
    5,870  LOGMEIN INCORPORATED+                          $  121,450
                                                          ----------

APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR MATERIALS: 0.75%
    6,000  WARNACO GROUP INCORPORATED+                       286,260
                                                          ----------

BIOPHARMACEUTICALS: 4.61%
   10,800  ACORDA THERAPEUTICS INCORPORATED+                 369,360
    8,600  AFFYMAX INCORPORATED+                             201,498
   14,800  ALEXION PHARMACEUTICALS INCORPORATED+             804,676
   10,600  HUMAN GENOME SCIENCES INCORPORATED+               320,120
    1,300  UNITED THERAPEUTICS CORPORATION+                   71,929

                                                           1,767,583
                                                          ----------

BUSINESS SERVICES: 11.71%
   53,030  ARIBA INCORPORATED+                               681,436
   19,650  BLUE COAT SYSTEMS INCORPORATED+                   609,936
   15,410  CONCUR TECHNOLOGIES INCORPORATED+                 631,964
    2,000  COSTAR GROUP INCORPORATED+                         83,040
   18,830  GLOBAL CASH ACCESS INCORPORATED+                  153,841
   39,620  GSE SYSTEMS INCORPORATED+                         214,344
    5,030  MEDASSETS INCORPORATED+                           105,630
    5,310  MERCADOLIBRE INCORPORATED+                        255,995
   47,500  PERFICIENT INCORPORATED+                          535,325
   42,140  SKILLSOFT PLC ADR+                                434,885
   41,410  SUCCESSFACTORS INCORPORATED+                      788,446

                                                           4,494,842
                                                          ----------

CASINO & GAMING: 3.18%
    6,380  BALLY TECHNOLOGIES INCORPORATED+                  258,645
   22,960  WMS INDUSTRIES INCORPORATED+                      962,942

                                                           1,221,587
                                                          ----------

COMMERCIAL SERVICES: 0.28%
    3,600  WRIGHT EXPRESS CORPORATION+                       108,432
                                                          ----------

COMMUNICATIONS: 8.01%
   40,500  ARUBA NETWORKS INCORPORATED+                      553,230
   36,260  ASIAINFO HOLDINGS INCORPORATED+                   960,165
   10,320  DG FASTCHANNEL INCORPORATED+                      329,724
   52,400  LOOPNET INCORPORATED+                             588,976
   27,900  SOURCEFIRE INCORPORATED+                          640,305

                                                           3,072,400
                                                          ----------

COMPUTER DATA SECURITY: 0.37%
    8,000  FORTINET INCORPORATED+                            140,640
                                                          ----------

COMPUTER TECHNOLOGIES: 1.53%
   76,700  LIVEPERSON INCORPORATED+                          588,289
                                                          ----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.15%
    2,100  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+      55,881
                                                          ----------

E-COMMERCE/SERVICES: 1.77%
   20,420  GSI COMMERCE INCORPORATED+                        565,021
    3,000  OPENTABLE INCORPORATED+                           114,390

                                                             679,411
                                                          ----------

94  Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

SHARES     SECURITY NAME                                    VALUE
EDUCATIONAL SERVICES: 1.40%
    3,420  AMERICAN PUBLIC EDUCATION INCORPORATED+        $  159,372
    4,070  CAPELLA EDUCATION COMPANY+                        377,859

                                                             537,231
                                                          ----------

ELECTRICAL PRODUCTS: 1.75%
   31,090  HARBIN ELECTRIC INCORPORATED+                     671,233
                                                          ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
  EXCEPT COMPUTER EQUIPMENT: 11.10%
   22,190  BALDOR ELECTRIC COMPANY                           829,906
    9,300  CEVA INCORPORATED+                                108,438
  103,300  ENTROPIC COMMUNICATIONS INCORPORATED+             524,764
    1,050  MAXLINEAR INCORPORATED+                            18,638
   52,600  MONOLITHIC POWER SYSTEMS+                       1,172,980
   16,700  NETLOGIC MICROSYSTEMS INCORPORATED+               491,481
    9,800  OSI SYSTEMS INCORPORATED+                         274,890
   10,170  POLYPORE INTERNATIONAL INCORPORATED+              177,568
    5,700  REGAL-BELOIT CORPORATION                          338,637
    8,300  SOLERA HOLDINGS INCORPORATED                      320,795

                                                           4,258,097
                                                          ----------

ENERGY: 0.41%
    5,300  ENERNOC INCORPORATED+                             157,304
                                                          ----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
  RELATED SERVICES: 0.48%
    7,500  ICF INTERNATIONAL INCORPORATED+                   186,300
                                                          ----------

ENVIRONMENTAL CONTROL: 0.38%
   22,100  SHARPS COMPLIANCE CORPORATION+                    144,534
                                                          ----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
  TRANSPORTATION EQUIPMENT: 0.45%
   36,000  MUELLER WATER PRODUCTS INCORPORATED               172,080
                                                          ----------

HEALTH SERVICES: 1.45%
   15,850  IPC THE HOSPITALIST COMPANY+                      556,494
                                                          ----------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
  CONTRACTS: 1.23%
   26,120  ORION MARINE GROUP INCORPORATED+                  471,466
                                                          ----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.21%
   18,400  HHGREGG INCORPORATED+                             464,416
                                                          ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
  EQUIPMENT: 6.44%
   52,340  ALTRA HOLDINGS INCORPORATED+                      718,628
   31,100  ARCSIGHT INCORPORATED+                            875,465
   44,010  ENTEGRIS INCORPORATED+                            221,810
    6,500  MERU NETWORKS INCORPORATED+                       124,605
    8,160  RIVERBED TECHNOLOGY INCORPORATED+                 231,744
   17,400  SUPER MICRO COMPUTER INCORPORATED+                300,672

                                                           2,472,924
                                                          ----------

INSURANCE CARRIERS: 0.05%
    1,300  PRIMERICA INCORPORATED+                            19,500
                                                          ----------

LEISURE, SPORTING & RECREATION: 2.50%
   13,160  DICK'S SPORTING GOODS INCORPORATED+               343,608
   24,020  HIBBETT SPORTS INCORPORATED+                      614,432

                                                             958,040
                                                          ----------

                                      Wells Fargo Advantage Master Portfolios 95

Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

SHARES     SECURITY NAME                                    VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.75%
    2,950  BADGER METER INCORPORATED                      $  113,605
   27,400  DEXCOM INCORPORATED+                              266,602
   58,350  ENDOLOGIX INCORPORATED+                           235,734
   30,670  EV3 INCORPORATED+                                 486,426
   12,190  MASIMO CORPORATION                                323,645
    1,820  METTLER-TOLEDO INTERNATIONAL INCORPORATED+        198,744
   38,600  NXSTAGE MEDICAL INCORPORATED+                     441,970
    5,500  SIRONA DENTAL SYSTEMS INCORPORATED+               209,165
    7,200  VEECO INSTRUMENTS INCORPORATED+                   313,200

                                                           2,589,091
                                                          ----------

MEDICAL EQUIPMENT & SUPPLIES: 2.56%
   37,640  CONCEPTUS INCORPORATED+~~                         751,294
    5,110  NUVASIVE INCORPORATED+                            230,972

                                                             982,266
                                                          ----------

MEDICAL PRODUCTS: 1.49%
   23,660  VOLCANO CORPORATION+                              571,626
                                                          ----------

MOTION PICTURES: 1.34%
   28,650  IMAX CORPORATION+                                 515,414
                                                          ----------

OIL & GAS EXPLORATION: 1.49%
   36,000  NORTHERN OIL & Gas Incorporated+                  570,600
                                                          ----------

OIL & GAS EXTRACTION: 2.54%
    6,710  ARENA RESOURCES INCORPORATED+                     224,114
   40,300  BRIGHAM EXPLORATION COMPANY+~~                    642,785
   10,010  SMARTHEAT INCORPORATED+                           107,507

                                                             974,406
                                                          ----------

PHARMACEUTICALS: 2.35%
   10,290  CATALYST HEALTH SOLUTIONS INCORPORATED+           425,800
    8,200  MAP PHARMACEUTICALS INCORPORATED+                 130,298
    2,360  ONYX PHARMACEUTICALS INCORPORATED+                 71,461
    4,100  SXC HEALTH SOLUTIONS CORPORATION+                 275,848

                                                             903,407
                                                          ----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 5.80%
   11,280  ROVI CORPORATION+                                 418,826
   34,836  SHUTTERFLY INCORPORATED+                          839,199
   16,930  VISTAPRINT NV+~~                                  969,243

                                                           2,227,268
                                                          ----------

RETAIL FOOD: 1.41%
    7,100  PANERA BREAD COMPANY+                             543,079
                                                          ----------

RETAIL, TRADE & SERVICES: 1.03%
   14,900  LUMBER LIQUIDATORS HOLDINGS INCORPORATED+         397,383
                                                          ----------

RETAIL-SPECIAL LINE: 0.24%
    1,680  BLUE NILE INCORPORATED+                            92,434
                                                          ----------

SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES & SERVICES: 0.71%
   47,490  GFI GROUP INCORPORATED                            274,492
                                                          ----------

96  Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

SHARES     SECURITY NAME                                    VALUE
SOCIAL SERVICES: 0.98%
   10,030  ALMOST FAMILY INCORPORATED+                   $   378,031
                                                         -----------

SOFTWARE: 2.82%
    4,800  LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+       154,608
   56,340  PROS HOLDINGS INCORPORATED+                       556,639
   17,050  SOLARWINDS INCORPORATED+                          369,303

                                                           1,080,550
                                                         -----------

TRANSPORTATION BY AIR: 1.69%
    9,100  ALLEGIANT TRAVEL COMPANY+                         526,526
    3,240  BRISTOW GROUP INCORPORATED+                       122,245

                                                             648,771
                                                         -----------

WATER TRANSPORTATION: 2.29%
   30,980  AEGEAN MARINE PETROLEUM NETWORK INCORPORATED      879,212
                                                         -----------

WHOLESALE TRADE NON-DURABLE GOODS: 1.27%
    8,400  TRACTOR SUPPLY COMPANY                            487,620
                                                         -----------

TOTAL COMMON STOCKS (COST $28,512,238)                    37,722,044
                                                         -----------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 4.86%
COLLATERAL INVESTED IN OTHER ASSETS: 4.86%
$   47,233 BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $47,233)         0.01%       04/01/2010      47,233
    14,144 CALCASIEU PARISH LA+/-ss                                                       0.40        12/01/2027      14,144
    19,448 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                    0.38        06/01/2028      19,448
   389,670 CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE-BACKED
            SECURITIES (MATURITY VALUE $389,670)                                          0.02        04/01/2010     389,670
     9,361 COLORADO HOUSING & Finance AUTHORITY+/-ss                                      0.25        10/01/2038       9,361
    28,288 COOK COUNTY IL+/-ss                                                            0.25        11/01/2030      28,288
    35,423 DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE-BACKED SECURITIES (MATURITY VALUE $35,423)                           0.03        04/01/2010      35,423
    54,383 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE-BACKED SECURITIES (MATURITY VALUE $54,383)                           0.01        04/01/2010      54,383
   834,629 GRYPHON FUNDING LIMITED(a)(i)                                                  0.00        08/05/2010     343,033
     5,834 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                          0.33        11/01/2042       5,834
    17,680 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                        0.28        07/01/2029      17,680
     7,072 INDIANA MUNICIPAL POWER AGENCY+/-ss                                            0.30        01/01/2018       7,072
   236,163 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MORTGAGE-BACKED SECURITIES (MATURITY VALUE $236,163)                          0.01        04/01/2010     236,163
    10,608 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                         0.30        04/15/2025      10,608
     7,072 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                       0.34        01/01/2018       7,072
    20,668 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                       0.33        01/01/2034      20,668
    31,824 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                              0.34        07/01/2032      31,824
    10,608 VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                              0.32        12/15/2040      10,608
 1,064,736 VFNC CORPORATION+/-(a)(i)++                                                    0.25        09/30/2010     574,957

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,698,674)                                                          1,863,469
                                                                                                                   ---------

                                      Wells Fargo Advantage Master Portfolios 97

Portfolio of Investments--March 31, 2010 (Unaudited)

EMERGING GROWTH PORTFOLIO

SHARES SECURITY NAME                                             YIELD          VALUE
SHORT-TERM INVESTMENTS: 1.73%
MUTUAL FUNDS: 1.73%
   663,091  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)      0.09%       $    663,091
                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS (COST $663,091)                                      663,091
                                                                             ------------

TOTAL INVESTMENTS IN SECURITIES (COST $30,874,003)*    104.88%                 40,248,604

OTHER ASSETS AND LIABILITIES, NET                       (4.88)                 (1,873,213)
                                                       ------                ------------

TOTAL NET ASSETS                                       100.00%               $ 38,375,391
                                                       ------                ------------

----------

+       Non-income earning securities.

~~      All or a portion of this security is on  loan.

+/-     Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)     Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)     Rate shown is the 7-day annualized yield at period end.

(l)     Investment in an affiliate.

* Cost for federal income tax purposes is $33,347,634 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation  $ 9,600,180
Gross unrealized depreciation   (2,699,210)
                               -----------
Net unrealized appreciation    $ 6,900,970

The accompanying notes are an integral part of these financial statements.

98  Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

SHARES      SECURITY NAME                                   VALUE
COMMON STOCKS: 98.82%

APPAREL & ACCESSORY STORES: 1.05%
    30,275  VF CORPORATION                               $ 2,426,537
                                                         -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
  HOME DEALERS: 1.18%
    84,525  HOME  DEPOT INCORPORATED                       2,734,384
                                                         -----------

CHEMICALS & ALLIED PRODUCTS: 3.07%
    44,147  AIR PRODUCTS & CHEMICALS INCORPORATED          3,264,671
   103,309  E.I. DU PONT DE NEMOURS & COMPANY              3,847,227

                                                           7,111,898
                                                         -----------

COMMUNICATIONS: 4.91%
   237,440  AT&T INCORPORATED                              6,135,450
    10,701  TIME WARNER CABLE INCORPORATED                   570,470
   150,336  VERIZON COMMUNICATIONS INCORPORATED            4,663,423

                                                          11,369,343
                                                         -----------

COMPUTER TECHNOLOGIES: 3.48%
    90,070  HEWLETT-PACKARD COMPANY                        4,787,221
    25,492  INTERNATIONAL BUSINESS MACHINES CORPORATION    3,269,349

                                                           8,056,570
                                                         -----------

CONGLOMERATES: 2.37%
   302,194  GENERAL ELECTRIC COMPANY                       5,499,931
                                                         -----------

DEPOSITORY INSTITUTIONS: 14.44%
   400,246  BANK OF AMERICA CORPORATION                    7,144,391
   200,505  BANK OF NEW YORK MELLON CORPORATION            6,191,594
   240,590  JPMORGAN CHASE & COMPANY                      10,766,403
    59,150  STATE STREET CORPORATION                       2,670,031
   258,156  US BANCORP                                     6,681,077

                                                          33,453,496
                                                         -----------

DIVERSIFIED MANUFACTURING: 2.19%
   111,830  HONEYWELL INTERNATIONAL INCORPORATED           5,062,544
                                                         -----------

E-COMMERCE/SERVICES: 0.05%
     4,582  AOL INCORPORATED+                                115,833
                                                         -----------

EATING & DRINKING PLACES: 1.24%
    43,020  MCDONALD'S CORPORATION                         2,870,294
                                                         -----------

ELECTRIC, GAS & SANITARY SERVICES: 7.14%
    69,066  DOMINION RESOURCES INCORPORATED                2,839,303
    88,575  EMERSON ELECTRIC COMPANY                       4,458,866
    24,295  FIRSTENERGY CORPORATION                          949,692
   111,370  FPL GROUP INCORPORATED                         5,382,512
    15,800  PG&E CORPORATION                                 670,236
    75,730  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED   2,235,550

                                                          16,536,159
                                                         -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
  EXCEPT COMPUTER EQUIPMENT: 0.58%
    87,195  NOKIA OYJ ADR~~                                1,355,010
                                                         -----------

                                      Wells Fargo Advantage Master Portfolios 99

Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

SHARES      SECURITY NAME                                   VALUE
FOOD & KINDRED PRODUCTS: 3.23%
    41,975  MCCORMICK & COMPANY INCORPORATED             $ 1,610,161

    63,195  PEPSICO INCORPORATED                           4,180,981
    56,925  SYSCO CORPORATION                              1,679,288

                                                           7,470,430
                                                         -----------

GENERAL MERCHANDISE STORES: 2.71%
   119,195  TARGET CORPORATION                             6,269,657
                                                         -----------

HOUSEHOLD PRODUCTS, WARE: 2.12%
    11,925  COLGATE-PALMOLIVE COMPANY                      1,016,726
    40,285  FORTUNE BRANDS INCORPORATED                    1,954,225
    30,510  PROCTER & GAMBLE COMPANY                       1,930,368

                                                           4,901,319
                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
  EQUIPMENT: 1.73%
    47,816  3M COMPANY                                     3,995,983
                                                         -----------

INSURANCE CARRIERS: 6.26%
   121,705  METLIFE INCORPORATED                           5,274,695
    51,400  PRUDENTIAL FINANCIAL INCORPORATED              3,109,700
   113,550  THE TRAVELERS COMPANIES INCORPORATED           6,124,887

                                                          14,509,282
                                                         -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.90%
    26,334  BECTON DICKINSON & COMPANY                     2,073,276
                                                         -----------

MEDICAL EQUIPMENT & SUPPLIES: 1.24%
    63,675  MEDTRONIC INCORPORATED                         2,867,285
                                                         -----------

MISCELLANEOUS RETAIL: 2.38%
    33,500  COSTCO WHOLESALE CORPORATION                   2,000,285
    95,975  CVS CAREMARK CORPORATION                       3,508,846

                                                           5,509,131
                                                         -----------

MOTION PICTURES: 1.51%
    46,816  TIME WARNER INCORPORATED                       1,463,936
    58,515  WALT DISNEY COMPANY                            2,042,759

                                                           3,506,695
                                                         -----------

NETWORKING: 1.11%
    98,700  CISCO SYSTEMS INCORPORATED+                    2,569,161
                                                         -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.09%
    76,610  AMERICAN EXPRESS COMPANY                       3,160,929
    40,725  CAPITAL ONE FINANCIAL CORPORATION              1,686,422

                                                           4,847,351
                                                         -----------

OIL & GAS EXTRACTION: 2.16%
     7,925  APACHE CORPORATION                               804,388
    95,500  CHESAPEAKE ENERGY CORPORATION                  2,257,620
    23,050  OCCIDENTAL PETROLEUM CORPORATION               1,948,647

                                                           5,010,655
                                                         -----------

OIL & OIL SERVICES: 1.72%
   131,875  HALLIBURTON COMPANY                            3,973,394
                                                         -----------

100 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

SHARES      SECURITY NAME                                   VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 13.01%
   126,170  CHEVRON CORPORATION                         $  9,567,471
   141,100  CONOCOPHILLIPS                                 7,220,087
   147,236  EXXON MOBIL CORPORATION                        9,861,867
   110,250  MARATHON OIL CORPORATION                       3,488,310

                                                          30,137,735
                                                        ------------

PHARMACEUTICALS: 6.67%
    95,225  ABBOTT LABORATORIES                            5,016,453
   100,725  BRISTOL-MYERS SQUIBB COMPANY                   2,689,358
    42,515  JOHNSON & JOHNSON                              2,771,978
    59,137  MERCK & COMPANY INCORPORATED                   2,208,767
   161,685  PFIZER INCORPORATED                            2,772,898

                                                          15,459,454
                                                        ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.49%
    32,000  MCGRAW-HILL COMPANIES INCORPORATED             1,140,800
                                                        ------------

RETAIL: 0.31%
    17,000  BEST BUY COMPANY INCORPORATED                    723,180
                                                        ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
  SERVICES: 1.34%
    68,572  AMERIPRISE FINANCIAL INCORPORATED              3,110,426
                                                        ------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.25%
   130,150  INTEL CORPORATION                              2,897,139
                                                        ------------

SOFTWARE: 2.56%
    60,125  MICROSOFT CORPORATION                          1,759,859
   113,800  ORACLE CORPORATION                             2,923,522
    73,225  SYMANTEC CORPORATION+                          1,238,967

                                                           5,922,348
                                                        ------------

TRANSPORTATION EQUIPMENT: 2.33%
    73,200  UNITED TECHNOLOGIES CORPORATION                5,388,252
                                                        ------------

TOTAL COMMON STOCKS (COST $206,562,141)                  228,874,952
                                                        ------------

PRINCIPAL                                                                         INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 0.58%
COLLATERAL INVESTED IN OTHER ASSETS: 0.58%
$   52,798  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE
             $52,798)                                                                 0.01%        04/01/2010    52,798
    15,810  CALCASIEU PARISH LA+/-ss                                                  0.40         12/01/2027    15,810
    21,739  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss               0.38         06/01/2028    21,739
   435,574  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $435,574)                     0.02         04/01/2010   435,574
    10,464  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                 0.25         10/01/2038    10,464
    31,620  COOK COUNTY IL+/-ss                                                       0.25         11/01/2030    31,620
    39,596  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $39,596)                      0.03         04/01/2010    39,596
    60,790  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $60,790)                      0.01         04/01/2010    60,790
   270,455  GRYPHON FUNDING LIMITED(a)(i)                                             0.00         08/05/2010   111,157
     6,522  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                     0.33         11/01/2042     6,522
    19,763  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                   0.28         07/01/2029    19,763
     7,905  INDIANA MUNICIPAL POWER AGENCY+/-ss                                       0.30         01/01/2018     7,905

                                     Wells Fargo Advantage Master Portfolios 101

Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY INCOME PORTFOLIO

PRINCIPAL  SECURITY NAME                                                          INTEREST RATE  MATURITY DATE  VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  263,984  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $263,984)                     0.01%        04/01/2010   $  263,984
    11,858  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                    0.30         04/15/2025       11,858
     7,905  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                  0.34         01/01/2018        7,905
    23,102  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                  0.33         01/01/2034       23,102
    35,573  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                         0.34         07/01/2032       35,573
    11,858  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                         0.32         12/15/2040       11,856
   345,019  VFNC CORPORATION+/-(a)(i)++                                               0.25         09/30/2010      186,310

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,300,926)                                                        1,354,326
                                                                                                                ----------

SHARES                                                               YIELD
SHORT-TERM INVESTMENTS: 1.16%
MUTUAL FUNDS: 1.16%
 2,670,386  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)           0.09       2,670,386
                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,670,386)                                   2,670,386
                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES (COST $210,533,453)*        100.56%            232,899,664

OTHER ASSETS AND LIABILITIES, NET                            (0.56)             (1,296,530)
                                                            ------           -------------

TOTAL NET ASSETS                                            100.00%          $ 231,603,134
                                                            ------           -------------

----------

+         Non-income earning securities.

~~        All or a portion of this security is on loan.

+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)       Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)       Rate shown is the 7-day annualized yield at period end.

(l)       Investment in an affiliate.

* Cost for federal income tax purposes is $211,336,200 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation  $ 47,477,417
Gross unrealized depreciation   (25,913,953)
                               ------------
Net unrealized appreciation    $ 21,563,464

The accompanying notes are an integral part of these financial statements.

102 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                 VALUE
COMMON STOCKS: 98.95%
AUTO & TRUCKS: 0.93%
   390,000  FORD MOTOR COMPANY+~~                                      $ 4,902,300
                                                                       -----------

BIOTECHNOLOGY: 2.85%
   155,000  AMGEN INCORPORATED+                                          9,262,800
   110,400  LIFE TECHNOLOGIES CORPORATION+                               5,770,608

                                                                        15,033,408
                                                                       -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.07%
    61,000  WALTER INDUSTRIES INCORPORATED                               5,628,470
                                                                       -----------

CHEMICALS & ALLIED PRODUCTS: 3.10%
   197,000  CELANESE CORPORATION CLASS A                                 6,274,450
    37,325  CF INDUSTRIES HOLDINGS INCORPORATED                          3,403,294
    53,800  EASTMAN CHEMICAL COMPANY                                     3,425,984
    53,300  MOSAIC COMPANY                                               3,239,041

                                                                        16,342,769
                                                                       -----------

COAL MINING: 0.97%
   102,200  ALPHA NATURAL RESOURCES INCORPORATED+                        5,098,758
                                                                       -----------

COMMUNICATIONS: 3.34%
   164,500  COMCAST CORPORATION CLASS A                                  3,095,890
 1,345,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED              7,020,900
   240,400  VERIZON COMMUNICATIONS INCORPORATED                          7,457,208

                                                                        17,573,998
                                                                       -----------

COMPUTER TECHNOLOGIES: 2.01%
    76,000  LEXMARK INTERNATIONAL INCORPORATED+                          2,742,080
   430,600  SEAGATE TECHNOLOGY                                           7,862,756

                                                                        10,604,836
                                                                       -----------

CONGLOMERATES: 4.64%
 1,343,800  GENERAL ELECTRIC COMPANY                                    24,457,160
                                                                       -----------

DEPARTMENT STORES: 0.72%
   173,700  MACY'S INCORPORATED                                          3,781,449
                                                                       -----------

DEPOSITORY INSTITUTIONS: 14.22%
 1,066,000  BANK OF AMERICA CORPORATION                                 19,028,100
 2,366,000  CITIGROUP INCORPORATED+                                      9,582,300
   119,500  COMERICA INCORPORATED                                        4,545,780
   206,000  FIFTH THIRD BANCORP                                          2,799,540
   327,000  JPMORGAN CHASE & COMPANY                                    14,633,250
   486,400  KEYCORP                                                      3,769,600
   111,000  NORTHERN TRUST CORPORATION                                   6,133,860
   102,000  PNC FINANCIAL SERVICES GROUP INCORPORATED                    6,089,400
   654,700  REGIONS FINANCIAL CORPORATION                                5,139,395
   120,700  SUNTRUST BANKS INCORPORATED                                  3,233,553

                                                                        74,954,778
                                                                       -----------

DRILLING OIL & NATURAL GAS WELLS: 1.15%
   145,000  NOBLE CORPORATION                                            6,063,900
                                                                       -----------

EATING & DRINKING PLACES: 0.51%
   60,500   DARDEN RESTAURANTS INCORPORATED                              2,694,670
                                                                       -----------

                                     Wells Fargo Advantage Master Portfolios 103

Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                 VALUE
ELECTRIC, GAS & SANITARY SERVICES: 3.06%
   168,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED               $ 5,742,240
   114,000  DTE ENERGY COMPANY                                           5,084,400
   490,400  EL PASO CORPORATION                                          5,315,936

                                                                        16,142,576
                                                                       -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
 COMPUTER EQUIPMENT: 3.42%
   186,500  COOPER INDUSTRIES PLC                                        8,940,810
   476,000  LSI LOGIC CORPORATION+                                       2,913,120
    97,900  TYCO ELECTRONICS LIMITED                                     2,690,292
    40,000  WHIRLPOOL CORPORATION                                        3,490,000

                                                                        18,034,222
                                                                       -----------

FOOD & KINDRED PRODUCTS: 1.36%
    62,500  JM SMUCKER COMPANY                                           3,766,250
   176,900  TYSON FOODS INCORPORATED CLASS A                             3,387,635

                                                                         7,153,885
                                                                       -----------

GENERAL MERCHANDISE STORES: 1.27%
   122,000  KOHL'S CORPORATION+                                          6,683,159
                                                                       -----------

HEALTH SERVICES: 1.43%
   116,900  AMERISOURCEBERGEN CORPORATION                                3,380,748
   114,600  CARDINAL HEALTH INCORPORATED                                 4,129,038

                                                                         7,509,786
                                                                       -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.72%
   352,300  WYNDHAM WORLDWIDE CORPORATION                                9,064,679
                                                                       -----------

HOUSEHOLD PRODUCTS, WARE: 1.06%
   368,300  NEWELL RUBBERMAID INCORPORATED                               5,598,160
                                                                       -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.79%
    90,200  CATERPILLAR INCORPORATED                                     5,669,070
    61,500  CUMMINS INCORPORATED                                         3,809,925
    51,000  EATON CORPORATION                                            3,864,270
   115,000  STANLEY BLACK & DECKER INCORPORATED                          6,602,150

                                                                        19,945,415
                                                                       -----------

INSURANCE CARRIERS: 6.20%
   115,500  ASSURED GUARANTY LIMITED                                     2,537,535
   268,000  GENWORTH FINANCIAL INCORPORATED+                             4,915,120
   151,800  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED               4,314,156
   107,500  PRUDENTIAL FINANCIAL INCORPORATED                            6,503,750
   201,600  UNITEDHEALTH GROUP INCORPORATED                              6,586,272
    52,500  WELLPOINT INCORPORATED+                                      3,379,950
   234,300  XL CAPITAL LIMITED CLASS A                                   4,428,270

                                                                        32,665,053
                                                                       -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
 MEDICAL & OPTICAL GOODS: 0.69%
   195,600  HOLOGIC INCORPORATED+                                        3,626,424
                                                                       -----------

MEDIA: 1.08%
   165,000  VIACOM INCORPORATED CLASS B+                                 5,672,700
                                                                       -----------

MEDICAL EQUIPMENT & SUPPLIES: 0.50%
    58,600  MEDTRONIC INCORPORATED                                       2,638,758
                                                                       -----------

104 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                 VALUE
METAL MINING: 2.74%
    93,000  CLIFFS NATURAL RESOURCES INCORPORATED~~                    $ 6,598,350
    94,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B          7,852,760

                                                                        14,451,110
                                                                       -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.72%
   128,000  CAPITAL ONE FINANCIAL CORPORATION                            5,300,480
   252,000  DISCOVER FINANCIAL SERVICES                                  3,754,800

                                                                         9,055,280
                                                                       -----------

OFFICE EQUIPMENT: 0.59%
   316,000  XEROX CORPORATION                                            3,081,000
                                                                       -----------

OIL & GAS EXTRACTION: 5.83%
   317,000  CHESAPEAKE ENERGY CORPORATION                                7,493,880
    82,000  DEVON ENERGY CORPORATION                                     5,283,260
   143,500  NEWFIELD EXPLORATION COMPANY+                                7,469,175
   129,800  WHITING PETROLEUM CORPORATION+                              10,493,032

                                                                        30,739,347
                                                                       -----------

PETROLEUM REFINING & RELATED INDUSTRIES: 7.36%
   184,800  CHEVRON CORPORATION                                         14,013,384
   209,800  EXXON MOBIL CORPORATION                                     14,052,404
   171,800  HESS CORPORATION                                            10,746,090

                                                                        38,811,878
                                                                       -----------

PHARMACEUTICALS: 2.48%
    47,200  ABBOTT LABORATORIES                                          2,486,496
    65,200  JOHNSON & JOHNSON                                            4,251,040
   170,000  MERCK & COMPANY INCORPORATED                                 6,349,500

                                                                        13,087,036
                                                                       -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.13%
   359,000  GANNETT COMPANY INCORPORATED                                 5,930,680
                                                                       -----------

REAL ESTATE DEVELOPING & MANAGEMENT: 0.39%
   128,200  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                 2,047,584
                                                                       -----------

REAL ESTATE INVESTMENT TRUSTS (REITS): 3.17%
   107,000  BOSTON PROPERTIES INCORPORATED                               8,072,080
   103,000  SIMON PROPERTY GROUP INCORPORATED                            8,641,700

                                                                        16,713,780
                                                                       -----------

RENTAL AUTO/EQUIPMENT: 0.55%
   292,000  HERTZ GLOBAL HOLDINGS INCORPORATED+~~                        2,917,080
                                                                       -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.74%
   257,000  AMERIPRISE FINANCIAL INCORPORATED                           11,657,520
    47,300  GOLDMAN SACHS GROUP INCORPORATED                             8,070,799

                                                                        19,728,319
                                                                       -----------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.61%
   535,500  ADVANCED MICRO DEVICES INCORPORATED+                         4,964,085
   848,000  MICRON TECHNOLOGY INCORPORATED+                              8,810,720

                                                                        13,774,805
                                                                       -----------

TOBACCO PRODUCTS: 0.58%
    56,400  REYNOLDS AMERICAN INCORPORATED                               3,044,472
                                                                       -----------

                                     Wells Fargo Advantage Master Portfolios 105

Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                 VALUE
TRANSPORTATION BY AIR: 0.36%
   210,900  AMR CORPORATION+                                           $  1,921,299
                                                                       ------------

TRANSPORTATION EQUIPMENT: 4.61%
    37,300  GENERAL DYNAMICS CORPORATION                                  2,879,560
   125,000  ITT CORPORATION                                               6,701,250
    64,500  LEAR CORPORATION+                                             5,118,075
   324,000  TEXTRON INCORPORATED~~                                        6,878,520
    95,900  TRW AUTOMOTIVE HOLDINGS CORPORATION+                          2,740,822

                                                                         24,318,227
                                                                       ------------

TOTAL COMMON STOCKS (COST $439,995,553)                                 521,493,210
                                                                       ------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 2.23%
COLLATERAL INVESTED IN OTHER ASSETS: 2.23%
$  514,533  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $514,533)       0.01%        04/01/2010      514,533
   154,075  CALCASIEU PARISH LA+/-ss                                                      0.40         12/01/2027      154,075
   211,853  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.38         06/01/2028      211,853
 4,244,837  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE-BACKED
             SECURITIES (MATURITY VALUE $4,244,839)                                       0.02         04/01/2010    4,244,837
   101,978  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     0.25         10/01/2038      101,978
   308,150  COOK COUNTY IL+/-ss                                                           0.25         11/01/2030      308,150
   385,880  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $385,880)                         0.03         04/01/2010      385,880
   592,418  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $592,418)                         0.01         04/01/2010      592,418
 1,344,989  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00         08/05/2010      552,790
    63,556  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         0.33         11/01/2042       63,556
   192,593  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                       0.28         07/01/2029      192,593
    77,037  INDIANA MUNICIPAL POWER AGENCY+/-ss                                           0.30         01/01/2018       77,037
 2,572,625  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,572,626)                       0.01         04/01/2010    2,572,625
   115,556  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        0.30         04/15/2025      115,556
    77,037  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      0.34         01/01/2018       77,037
   225,142  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                      0.33         01/01/2034      225,142
   346,668  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                             0.34         07/01/2032      346,668
   115,556  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                             0.32         12/15/2040      115,557
 1,715,801  VFNC CORPORATION+/-(a)(i)++                                                   0.25         09/30/2010      926,533

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,513,254)                                                          11,778,818
                                                                                                                    ----------

SHARES                                                           YIELD
SHORT-TERM INVESTMENTS: 1.75%
MUTUAL FUNDS: 1.75%
 9,199,253  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)       0.09      9,199,253
                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,199,253)                              9,199,253
                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES (COST $460,708,060)*   102.93%            542,471,281

OTHER ASSETS AND LIABILITIES, NET                       (2.93)            (15,438,700)
                                                       ------            ------------

TOTAL NET ASSETS                                       100.00%           $527,032,581
                                                       ------            ------------

106 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

EQUITY VALUE PORTFOLIO

----------

+         Non-income earning securities.

~~        All or a portion of this security is on loan.

+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)       Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)       Rate shown is the 7-day annualized yield at period end.

(l)       Investment in an affiliate.

* Cost for federal income tax purposes is $464,188,373 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 86,853,004
Gross unrealized depreciation     (8,570,096)
                                ------------
Net unrealized appreciation     $ 78,282,908

The accompanying notes are an integral part of these financial statements.

                                    Wells Fargo Advantage Master Portfolios  107

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.10%

AEROSPACE, DEFENSE: 1.15%
     148,626    BOEING COMPANY                                                                                        $10,791,728
      24,575    GOODRICH CORPORATION                                                                                    1,733,029
      22,694    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                2,079,451
      61,918    LOCKHEED MARTIN CORPORATION                                                                             5,152,816
      74,429    RAYTHEON COMPANY                                                                                        4,251,384

                                                                                                                       24,008,408
                                                                                                                      -----------

APPAREL & ACCESSORY STORES: 0.63%
      17,274    ABERCROMBIE & FITCH COMPANY CLASS A                                                                       788,385
      93,477    GAP INCORPORATED                                                                                        2,160,253
      52,521    LIMITED BRANDS INCORPORATED                                                                             1,293,067
      76,565    NIKE INCORPORATED CLASS B                                                                               5,627,528
      11,232    POLO RALPH LAUREN CORPORATION                                                                             955,169
      25,474    URBAN OUTFITTERS INCORPORATED+                                                                            968,776
      17,370    VF CORPORATION                                                                                          1,392,206

                                                                                                                       13,185,384
                                                                                                                      -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.12%
      61,690    COACH INCORPORATED                                                                                      2,437,989
                                                                                                                      -----------

AUTO & TRUCKS: 0.40%
     661,332    FORD MOTOR COMPANY+                                                                                     8,312,943
                                                                                                                      -----------

AUTO PARTS & EQUIPMENT: 0.33%
      17,744    AUTONATION INCORPORATED+                                                                                  320,812
       5,830    AUTOZONE INCORPORATED+                                                                                  1,009,115
     131,890    JOHNSON CONTROLS INCORPORATED                                                                           4,351,051
      27,010    O'REILLY AUTOMOTIVE INCORPORATED+                                                                       1,126,587

                                                                                                                        6,807,565
                                                                                                                      -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
      10,487    RYDER SYSTEM INCORPORATED                                                                                 406,476
                                                                                                                      -----------

BIOPHARMACEUTICALS: 0.83%
      90,264    CELGENE CORPORATION+                                                                                    5,592,757
      14,712    CEPHALON INCORPORATED+                                                                                    997,179
      52,246    GENZYME CORPORATION+                                                                                    2,707,910
     177,371    GILEAD SCIENCES INCORPORATED+                                                                           8,066,833

                                                                                                                       17,364,679
                                                                                                                      -----------

BIOTECHNOLOGY: 0.78%
     192,278    AMGEN INCORPORATED+                                                                                    11,490,533
      52,934    BIOGEN IDEC INCORPORATED+                                                                               3,036,294
      35,503    LIFE TECHNOLOGIES CORPORATION+                                                                          1,855,742

                                                                                                                       16,382,569
                                                                                                                      -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.09%
      54,309    D.R. HORTON INCORPORATED                                                                                  684,293
      31,946    LENNAR CORPORATION                                                                                        549,791
      62,295    PULTE HOMES INCORPORATED+                                                                                 700,819

                                                                                                                        1,934,903
                                                                                                                      -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.97%
      25,762    FASTENAL COMPANY                                                                                        1,236,318
     333,862    HOME DEPOT INCORPORATED                                                                                10,800,436

108  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
     289,021    LOWE'S COMPANIES INCORPORATED                                                                         $ 7,005,869
      18,070    SHERWIN-WILLIAMS COMPANY                                                                                1,222,978

                                                                                                                       20,265,601
                                                                                                                      -----------

BUSINESS SERVICES: 1.32%
      45,103    AUTODESK INCORPORATED+                                                                                  1,326,930
      99,119    AUTOMATIC DATA PROCESSING INCORPORATED                                                                  4,407,822
      22,001    AVERY DENNISON CORPORATION                                                                                801,056
      77,598    CA INCORPORATED                                                                                         1,821,225
      36,092    CITRIX SYSTEMS INCORPORATED+                                                                            1,713,287
      58,423    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     2,978,405
      30,161    COMPUTER SCIENCES CORPORATION+                                                                          1,643,473
      44,649    COMPUWARE CORPORATION+                                                                                    375,052
      24,810    EQUIFAX INCORPORATED                                                                                      888,198
      64,779    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                     1,518,420
      29,906    FISERV INCORPORATED+                                                                                    1,518,029
      95,396    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                              793,695
      35,580    IRON MOUNTAIN INCORPORATED                                                                                974,892
      24,661    MONSTER WORLDWIDE INCORPORATED+                                                                           409,619
      60,954    OMNICOM GROUP INCORPORATED                                                                              2,365,625
      29,179    ROBERT HALF INTERNATIONAL INCORPORATED~~                                                                  887,917
      21,580    SALESFORCE.COM INCORPORATED+                                                                            1,606,631
      38,724    TOTAL SYSTEM SERVICES INCORPORATED                                                                        606,418
      36,018    VERISIGN INCORPORATED+                                                                                    936,828

                                                                                                                       27,573,522
                                                                                                                      -----------

CASINO & GAMING: 0.10%
      58,240    INTERNATIONAL GAME TECHNOLOGY                                                                           1,074,528
      13,556    WYNN RESORTS LIMITED                                                                                    1,027,951

                                                                                                                        2,102,479
                                                                                                                      -----------

CHEMICALS & ALLIED PRODUCTS: 1.81%
      41,654    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   3,080,313
       9,537    CF INDUSTRIES HOLDINGS INCORPORATED                                                                       869,584
     225,851    DOW CHEMICAL COMPANY                                                                                    6,678,414
     177,461    E.I. DU PONT DE NEMOURS & COMPANY                                                                       6,608,648
      14,275    EASTMAN CHEMICAL COMPANY                                                                                  909,032
      46,388    ECOLAB INCORPORATED                                                                                     2,038,753
      14,238    FMC CORPORATION                                                                                           861,969
      15,519    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           739,791
     107,138    MONSANTO COMPANY                                                                                        7,651,796
      32,564    PPG INDUSTRIES INCORPORATED                                                                             2,129,686
      60,143    PRAXAIR INCORPORATED                                                                                    4,991,869
      23,909    SIGMA-ALDRICH CORPORATION                                                                               1,282,957

                                                                                                                       37,842,812
                                                                                                                      -----------

COAL MINING: 0.25%
      43,129    CONSOL ENERGY INCORPORATED                                                                              1,839,883
      18,661    MASSEY ENERGY COMPANY                                                                                     975,784
      52,768    PEABODY ENERGY CORPORATION                                                                              2,411,498

                                                                                                                        5,227,165
                                                                                                                      -----------

COMMERCIAL SERVICES: 0.14%
      63,153    PAYCHEX INCORPORATED                                                                                    1,938,797
      59,855    SAIC INCORPORATED+                                                                                      1,059,434

                                                                                                                        2,998,231
                                                                                                                      -----------

                                    Wells Fargo Advantage Master Portfolios  109

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
COMMUNICATIONS: 3.62%
   1,158,825    AT&T INCORPORATED                                                                                     $29,944,038
      58,818    CENTURYTEL INCORPORATED                                                                                 2,085,686
     557,135    COMCAST CORPORATION CLASS A                                                                            10,485,281
      51,247    METROPCS COMMUNICATIONS INCORPORATED+                                                                     362,829
     442,433    NEWS CORPORATION CLASS A                                                                                6,375,460
     292,150    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                         1,525,023
      17,586    SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                 779,939
     584,578    SPRINT NEXTEL CORPORATION+                                                                              2,221,396
      69,222    TIME WARNER CABLE INCORPORATED                                                                          3,690,225
     556,772    VERIZON COMMUNICATIONS INCORPORATED                                                                    17,271,067
      89,710    WINDSTREAM CORPORATION                                                                                    976,942

                                                                                                                       75,717,886
                                                                                                                      -----------
COMPUTER SOFTWARE & SERVICES: 0.05%
      33,787    AKAMAI TECHNOLOGIES INCORPORATED+                                                                       1,061,250
                                                                                                                      -----------

COMPUTER TECHNOLOGIES: 5.00%
     178,042    APPLE INCORPORATED+                                                                                    41,827,407
     338,073    DELL INCORPORATED+                                                                                      5,074,476
     462,205    HEWLETT-PACKARD COMPANY                                                                                24,566,196
     255,048    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            32,709,906
      15,334    LEXMARK INTERNATIONAL INCORPORATED+                                                                       553,251

                                                                                                                      104,731,236
                                                                                                                      -----------

CONGLOMERATES: 1.82%
   2,094,934    GENERAL ELECTRIC COMPANY                                                                               38,127,799
                                                                                                                      -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.04%
      41,243    QUANTA SERVICES INCORPORATED+                                                                             790,216
                                                                                                                      -----------

CONTAINER, PACKAGING: 0.06%
      33,103    OWENS-ILLINOIS INCORPORATED+                                                                            1,176,481
                                                                                                                      -----------

COSMETICS, PERSONAL CARE: 0.21%
      83,935    AVON PRODUCTS INCORPORATED                                                                              2,842,878
      23,206    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                             1,505,373

                                                                                                                        4,348,251
                                                                                                                      -----------

CRUDE PETROLEUM & NATURAL GAS: 0.12%
      34,250    NOBLE ENERGY INCORPORATED                                                                               2,500,250
                                                                                                                      -----------
DATA SERVICES: 0.11%
      67,667    NETAPP INCORPORATED+                                                                                    2,203,238
                                                                                                                      -----------
DEPARTMENT STORES: 0.28%
      46,333    JCPENNEY COMPANY INCORPORATED                                                                           1,490,533
      82,662    MACY'S INCORPORATED                                                                                     1,799,552
      32,454    NORDSTROM INCORPORATED                                                                                  1,325,746
      24,321    ROSS STORES INCORPORATED                                                                                1,300,444

                                                                                                                        5,916,275
                                                                                                                      -----------

DEPOSITORY INSTITUTIONS: 8.07%
   1,969,705    BANK OF AMERICA CORPORATION                                                                            35,159,234
     237,220    BANK OF NEW YORK MELLON CORPORATION                                                                     7,325,354
     135,609    BB&T CORPORATION                                                                                        4,392,376
   3,857,935    CITIGROUP INCORPORATED+                                                                                15,624,637
      34,169    COMERICA INCORPORATED                                                                                   1,299,789

110  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (continued)
     156,105    FIFTH THIRD BANCORP                                                                                   $ 2,121,467
      44,221    FIRST HORIZON NATIONAL CORPORATION+                                                                       621,308
      93,035    HUDSON CITY BANCORP INCORPORATED                                                                        1,317,376
     140,655    HUNTINGTON BANCSHARES INCORPORATED                                                                        755,317
     780,069    JPMORGAN CHASE & COMPANY                                                                               34,908,088
     172,415    KEYCORP                                                                                                 1,336,216
      16,311    M&T BANK CORPORATION~~                                                                                  1,294,767
     103,408    MARSHALL & ILSLEY CORPORATION                                                                             832,434
      47,451    NORTHERN TRUST CORPORATION                                                                              2,622,142
     101,503    PNC FINANCIAL SERVICES GROUP INCORPORATED                                                               6,059,729
     234,166    REGIONS FINANCIAL CORPORATION                                                                           1,838,203
      97,264    STATE STREET CORPORATION                                                                                4,390,497
      98,043    SUNTRUST BANKS INCORPORATED                                                                             2,626,572
     375,673    US BANCORP                                                                                              9,722,417
   1,017,194    WELLS FARGO & COMPANY(l)                                                                               31,655,077
     134,056    WESTERN UNION COMPANY                                                                                   2,273,590
      29,530    ZIONS BANCORPORATION                                                                                      644,345

                                                                                                                      168,820,935
                                                                                                                      -----------

DIVERSIFIED FINANCIAL SERVICES: 0.02%
      36,061    JANUS CAPITAL GROUP INCORPORATED                                                                          515,312
                                                                                                                      -----------

DIVERSIFIED MANUFACTURING: 0.32%
     150,113    HONEYWELL INTERNATIONAL INCORPORATED                                                                    6,795,616
                                                                                                                      -----------

E-COMMERCE/SERVICES: 2.12%
      67,207    AMAZON.COM INCORPORATED+                                                                                9,122,006
     221,893    EBAY INCORPORATED+                                                                                      5,980,016
      47,448    GOOGLE INCORPORATED CLASS A+                                                                           26,903,490
       8,949    PRICELINE.COM INCORPORATED+                                                                             2,281,995

                                                                                                                       44,287,507
                                                                                                                      -----------

EATING & DRINKING PLACES: 0.90%
      27,453    DARDEN RESTAURANTS INCORPORATED                                                                         1,222,757
     211,256    MCDONALD'S CORPORATION                                                                                 14,095,000
      92,138    YUM! BRANDS INCORPORATED                                                                                3,531,650

                                                                                                                       18,849,407
                                                                                                                      -----------

EDUCATIONAL SERVICES: 0.11%
      25,240    APOLLO GROUP INCORPORATED CLASS A+                                                                      1,546,960
      12,156    DEVRY INCORPORATED                                                                                        792,571

                                                                                                                        2,339,531
                                                                                                                      -----------

ELECTRIC, GAS & SANITARY SERVICES: 4.21%
     131,248    AES CORPORATION+                                                                                        1,443,728
      33,293    ALLEGHENY ENERGY INCORPORATED                                                                             765,739
      46,517    AMEREN CORPORATION                                                                                      1,213,163
      93,862    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            3,208,203
      77,107    CENTERPOINT ENERGY INCORPORATED                                                                         1,107,257
      45,114    CMS ENERGY CORPORATION                                                                                    697,462
      55,241    CONSOLIDATED EDISON INCORPORATED                                                                        2,460,434
      39,482    CONSTELLATION ENERGY GROUP INCORPORATED                                                                 1,386,213
     117,826    DOMINION RESOURCES INCORPORATED                                                                         4,843,827
      32,382    DTE ENERGY COMPANY                                                                                      1,444,237
     257,073    DUKE ENERGY CORPORATION                                                                                 4,195,431
      63,970    EDISON INTERNATIONAL                                                                                    2,185,855

                                    Wells Fargo Advantage Master Portfolios  111

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     137,698    EL PASO CORPORATION                                                                                   $ 1,492,646
     147,736    EMERSON ELECTRIC COMPANY                                                                                7,437,030
      37,147    ENTERGY CORPORATION                                                                                     3,021,908
     129,565    EXELON CORPORATION                                                                                      5,676,243
      59,851    FIRSTENERGY CORPORATION                                                                                 2,339,576
      81,157    FPL GROUP INCORPORATED                                                                                  3,922,318
      15,024    INTEGRYS ENERGY GROUP INCORPORATED                                                                        711,837
       8,880    NICOR INCORPORATED                                                                                        372,250
      54,346    NISOURCE INCORPORATED                                                                                     858,667
      34,450    NORTHEAST UTILITIES                                                                                       952,198
      51,421    NRG ENERGY INCORPORATED+                                                                                1,074,699
      20,712    ONEOK INCORPORATED                                                                                        945,503
      43,658    PEPCO HOLDINGS INCORPORATED                                                                               748,735
      72,908    PG&E CORPORATION                                                                                        3,092,757
      19,917    PINNACLE WEST CAPITAL CORPORATION                                                                         751,468
      74,034    PPL CORPORATION                                                                                         2,051,482
      55,883    PROGRESS ENERGY INCORPORATED                                                                            2,199,555
      99,339    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            2,932,487
      34,290    QUESTAR CORPORATION                                                                                     1,481,328
      63,582    REPUBLIC SERVICES INCORPORATED                                                                          1,845,150
      21,890    SCANA CORPORATION                                                                                         822,845
      48,497    SEMPRA ENERGY                                                                                           2,420,000
     127,128    SPECTRA ENERGY CORPORATION                                                                              2,864,194
      16,646    STERICYCLE INCORPORATED+                                                                                  907,207
      41,971    TECO ENERGY INCORPORATED                                                                                  666,919
     161,073    THE SOUTHERN COMPANY                                                                                    5,341,181
      95,221    WASTE MANAGEMENT INCORPORATED                                                                           3,278,459
      22,952    WISCONSIN ENERGY CORPORATION                                                                            1,134,058
      89,658    XCEL ENERGY INCORPORATED                                                                                1,900,750

                                                                                                                       88,194,999
                                                                                                                      -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.21%
      58,389    ALTERA CORPORATION                                                                                      1,419,437
      34,012    AMPHENOL CORPORATION CLASS A                                                                            1,434,966
      58,449    ANALOG DEVICES INCORPORATED                                                                             1,684,500
       9,538    FIRST SOLAR INCORPORATED+~~                                                                             1,169,836
      13,633    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              637,752
      25,682    HARRIS CORPORATION                                                                                      1,219,638
      37,911    JABIL CIRCUIT INCORPORATED                                                                                613,779
      43,884    JDS UNIPHASE CORPORATION+                                                                                 549,867
      33,785    KLA-TENCOR CORPORATION                                                                                  1,044,632
      43,884    LINEAR TECHNOLOGY CORPORATION                                                                           1,241,040
     128,906    LSI LOGIC CORPORATION+                                                                                    788,905
      44,642    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   684,362
      26,617    MOLEX INCORPORATED                                                                                        555,231
      46,692    NATIONAL SEMICONDUCTOR CORPORATION                                                                        674,699
      18,824    NOVELLUS SYSTEMS INCORPORATED+                                                                            470,600
      30,868    ROCKWELL COLLINS INCORPORATED                                                                           1,932,028
      75,466    TELLABS INCORPORATED                                                                                      571,278
     243,835    TEXAS INSTRUMENTS INCORPORATED                                                                          5,966,642
      14,687    WHIRLPOOL CORPORATION                                                                                   1,281,441
      54,317    XILINX INCORPORATED                                                                                     1,385,084

                                                                                                                       25,325,717
                                                                                                                      -----------

112  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.19%
      35,105    FLUOR CORPORATION                                                                                     $ 1,632,734
      24,460    JACOBS ENGINEERING GROUP INCORPORATED+                                                                  1,105,347
      38,606    MOODY'S CORPORATION~~                                                                                   1,148,529

                                                                                                                        3,886,610
                                                                                                                      -----------

ENTERTAINMENT PRODUCTION: 0.09%
      55,670    DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                          1,881,089
                                                                                                                      -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.24%
      18,472    BALL CORPORATION                                                                                          986,035
      75,955    ILLINOIS TOOL WORKS INCORPORATED                                                                        3,597,229
      11,340    SNAP-ON INCORPORATED                                                                                      491,476

                                                                                                                        5,074,740
                                                                                                                      -----------

FOOD & KINDRED PRODUCTS: 4.43%
     126,167    ARCHER DANIELS MIDLAND COMPANY                                                                          3,646,226
      37,031    CAMPBELL SOUP COMPANY                                                                                   1,309,046
      62,742    COCA-COLA ENTERPRISES INCORPORATED                                                                      1,735,444
      87,059    CONAGRA FOODS INCORPORATED                                                                              2,182,569
      39,216    CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                644,711
      35,597    DEAN FOODS COMPANY+                                                                                       558,517
      49,893    DR PEPPER SNAPPLE GROUP INCORPORATED                                                                    1,754,737
      64,701    GENERAL MILLS INCORPORATED                                                                              4,580,184
      62,090    H.J. HEINZ COMPANY                                                                                      2,831,925
      13,645    HORMEL FOODS CORPORATION                                                                                  573,226
      23,370    JM SMUCKER COMPANY                                                                                      1,408,276
      50,063    KELLOGG COMPANY                                                                                         2,674,866
     340,970    KRAFT FOODS INCORPORATED CLASS A                                                                       10,310,933
      25,943    MCCORMICK & COMPANY INCORPORATED                                                                          995,173
      40,151    MEAD JOHNSON & COMPANY                                                                                  2,089,057
      31,106    MOLSON COORS BREWING COMPANY                                                                            1,308,318
     320,865    PEPSICO INCORPORATED                                                                                   21,228,428
     136,914    SARA LEE CORPORATION                                                                                    1,907,212
     116,342    SYSCO CORPORATION                                                                                       3,432,089
     452,592    THE COCA-COLA COMPANY                                                                                  24,892,560
      32,668    THE HERSHEY COMPANY                                                                                     1,398,517
      59,892    TYSON FOODS INCORPORATED CLASS A                                                                        1,146,932

                                                                                                                       92,608,946
                                                                                                                      -----------

FOOD STORES: 0.48%
     127,600    KROGER COMPANY                                                                                          2,763,816
      76,337    SAFEWAY INCORPORATED                                                                                    1,897,738
     145,960    STARBUCKS CORPORATION                                                                                   3,542,449
      41,625    SUPERVALU INCORPORATED                                                                                    694,305
      33,447    WHOLE FOODS MARKET INCORPORATED+                                                                        1,209,109

                                                                                                                       10,107,417
                                                                                                                      -----------

FORESTRY: 0.09%
      41,498    WEYERHAEUSER COMPANY                                                                                    1,878,614
                                                                                                                      -----------

FURNITURE & FIXTURES: 0.08%
      29,148    LEGGETT & PLATT INCORPORATED                                                                              630,763
      70,443    MASCO CORPORATION                                                                                       1,093,275

                                                                                                                        1,724,038
                                                                                                                      -----------

                                    Wells Fargo Advantage Master Portfolios  113

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES: 1.93%
      16,230    BIG LOTS INCORPORATED+                                                                                $   591,097
      27,169    FAMILY DOLLAR STORES INCORPORATED                                                                         994,657
      60,198    KOHL'S CORPORATION+                                                                                     3,297,646
       9,530    SEARS HOLDINGS CORPORATION+~~                                                                           1,033,338
     147,710    TARGET CORPORATION                                                                                      7,769,546
      82,406    TJX COMPANIES INCORPORATED                                                                              3,503,903
     418,934    WAL-MART STORES INCORPORATED                                                                           23,292,730

                                                                                                                       40,482,917
                                                                                                                      -----------

HEALTH CARE: 0.09%
      32,170    HOSPIRA INCORPORATED+                                                                                   1,822,431
                                                                                                                      -----------
HEALTH SERVICES: 1.18%
      55,443    AMERISOURCEBERGEN CORPORATION                                                                           1,603,412
      70,969    CARDINAL HEALTH INCORPORATED                                                                            2,557,013
      29,061    COVENTRY HEALTH CARE INCORPORATED+                                                                        718,388
      20,262    DAVITA INCORPORATED+                                                                                    1,284,611
      54,052    EXPRESS SCRIPTS INCORPORATED+                                                                           5,500,332
      33,422    HUMANA INCORPORATED+                                                                                    1,563,147
      20,557    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                             1,556,370
      52,893    MCKESSON CORPORATION                                                                                    3,476,128
      91,114    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    5,882,320
      85,022    TENET HEALTHCARE CORPORATION+                                                                             486,326

                                                                                                                       24,628,047
                                                                                                                      -----------

HOLDING & OTHER INVESTMENT OFFICES: 1.39%
      16,010    AVALONBAY COMMUNITIES INCORPORATED                                                                      1,382,464
     324,925    BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                               26,406,655
      31,967    PLUM CREEK TIMBER COMPANY                                                                               1,243,836

                                                                                                                       29,032,955
                                                                                                                      -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%
      51,442    BED BATH & BEYOND INCORPORATED+                                                                         2,251,102
                                                                                                                      -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.20%
      49,979    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                             1,575,338
      36,679    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                        1,710,709
      35,110    WYNDHAM WORLDWIDE CORPORATION                                                                             903,380

                                                                                                                        4,189,427
                                                                                                                      -----------

HOUSEHOLD PRODUCTS, WARE: 2.31%
      27,535    CLOROX COMPANY                                                                                          1,766,095
      96,943    COLGATE-PALMOLIVE COMPANY                                                                               8,265,360
      29,839    FORTUNE BRANDS INCORPORATED                                                                             1,447,490
      54,543    NEWELL RUBBERMAID INCORPORATED                                                                            829,054
     570,293    PROCTER & GAMBLE COMPANY                                                                               36,082,438

                                                                                                                       48,390,437
                                                                                                                      -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.52%
     139,743    3M COMPANY                                                                                             11,678,323
     263,711    APPLIED MATERIALS INCORPORATED                                                                          3,554,824
      61,240    BAKER HUGHES INCORPORATED                                                                               2,868,482
      47,997    CAMERON INTERNATIONAL CORPORATION+                                                                      2,057,151
     122,659    CATERPILLAR INCORPORATED                                                                                7,709,118
      39,535    CUMMINS INCORPORATED                                                                                    2,449,193
      83,250    DEERE & COMPANY                                                                                         4,950,045

114  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      36,580    DOVER CORPORATION                                                                                     $ 1,710,115
      32,474    EATON CORPORATION                                                                                       2,460,555
      10,965    FLOWSERVE CORPORATION                                                                                   1,209,111
      23,950    FMC TECHNOLOGIES INCORPORATED+                                                                          1,547,889
      23,043    PALL CORPORATION                                                                                          933,011
      31,571    PARKER HANNIFIN CORPORATION                                                                             2,043,907
      40,731    PITNEY BOWES INCORPORATED                                                                                 995,873
      48,773    SMITH INTERNATIONAL INCORPORATED                                                                        2,088,460
      30,906    STANLEY BLACK & DECKER INCORPORATED                                                                     1,774,313
      32,733    TERADATA CORPORATION+                                                                                     945,656
      44,892    WESTERN DIGITAL CORPORATION+                                                                            1,750,339

                                                                                                                       52,726,365
                                                                                                                      -----------

INFORMATION & BUSINESS SERVICES: 0.18%
     233,680    YAHOO! INCORPORATED+                                                                                    3,862,730
                                                                                                                      -----------

INSURANCE CARRIERS: 3.48%
      84,623    AETNA INCORPORATED                                                                                      2,971,114
      92,110    AFLAC INCORPORATED                                                                                      5,000,652
     105,351    ALLSTATE CORPORATION                                                                                    3,403,891
      26,491    AMERICAN INTERNATIONAL GROUP INCORPORATED+~~                                                              904,403
      52,394    AON CORPORATION                                                                                         2,237,748
      22,871    ASSURANT INCORPORATED                                                                                     786,305
      64,513    CHUBB CORPORATION                                                                                       3,344,999
      53,987    CIGNA CORPORATION                                                                                       1,974,844
      31,989    CINCINNATI FINANCIAL CORPORATION                                                                          924,482
      96,025    GENWORTH FINANCIAL INCORPORATED+                                                                        1,761,099
      87,121    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          2,475,979
      37,258    LEUCADIA NATIONAL CORPORATION+                                                                            924,371
      59,346    LINCOLN NATIONAL CORPORATION                                                                            1,821,922
      69,670    LOEWS CORPORATION                                                                                       2,597,298
     104,490    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 2,551,646
     160,827    METLIFE INCORPORATED                                                                                    6,970,242
      62,724    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  1,832,168
      91,299    PRUDENTIAL FINANCIAL INCORPORATED                                                                       5,523,590
     131,855    THE PROGRESSIVE CORPORATION                                                                             2,517,112
     100,836    THE TRAVELERS COMPANIES INCORPORATED                                                                    5,439,094
      16,266    TORCHMARK CORPORATION                                                                                     870,394
     227,272    UNITEDHEALTH GROUP INCORPORATED                                                                         7,424,976
      65,259    UNUMPROVIDENT CORPORATION                                                                               1,616,465
      87,162    WELLPOINT INCORPORATED+                                                                                 5,611,490
      67,168    XL CAPITAL LIMITED CLASS A                                                                              1,269,475

                                                                                                                       72,755,759
                                                                                                                      -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.38%
      68,490    AGILENT TECHNOLOGIES INCORPORATED+                                                                      2,355,371
      46,277    BECTON DICKINSON & COMPANY                                                                              3,643,388
     296,745    BOSTON SCIENTIFIC CORPORATION+                                                                          2,142,499
      18,781    C.R. BARD INCORPORATED                                                                                  1,626,810
      34,909    CAREFUSION CORPORATION+                                                                                   922,645
      51,445    DANAHER CORPORATION                                                                                     4,110,970
      28,896    DENTSPLY INTERNATIONAL INCORPORATED                                                                     1,007,026
      52,746    EASTMAN KODAK COMPANY                                                                                     305,399
      30,015    FLIR SYSTEMS INCORPORATED+                                                                                846,423
      11,000    MILLIPORE CORPORATION+                                                                                  1,161,600
      23,084    PERKINELMER INCORPORATED                                                                                  551,708

                                    Wells Fargo Advantage Master Portfolios  115

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      29,508    QUEST DIAGNOSTICS INCORPORATED                                                                        $ 1,720,021
      28,029    ROCKWELL AUTOMATION INCORPORATED                                                                        1,579,714
      18,394    ROPER INDUSTRIES INCORPORATED                                                                           1,063,909
      34,799    TERADYNE INCORPORATED+                                                                                    388,705
      80,394    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                  4,135,467
      18,374    WATERS CORPORATION+                                                                                     1,240,980

                                                                                                                       28,802,635
                                                                                                                      -----------

MEDIA-COMMUNICATION: 0.58%
     132,931    CBS CORPORATION CLASS B                                                                                 1,853,058
     183,607    DIRECTV+                                                                                                6,207,753
     119,245    VIACOM INCORPORATED CLASS B+                                                                            4,099,643

                                                                                                                       12,160,454
                                                                                                                      -----------

MEDICAL EQUIPMENT & SUPPLIES: 0.78%
       7,644    INTUITIVE SURGICAL INCORPORATED+                                                                        2,661,106
     216,889    MEDTRONIC INCORPORATED                                                                                  9,766,512
      63,895    ST. JUDE MEDICAL INCORPORATED+                                                                          2,622,890
      24,333    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                    1,346,345

                                                                                                                       16,396,853
                                                                                                                      -----------

MEDICAL PRODUCTS: 0.79%
      60,377    ALLERGAN INCORPORATED                                                                                   3,943,826
     118,329    BAXTER INTERNATIONAL INCORPORATED                                                                       6,886,748
      55,489    STRYKER CORPORATION                                                                                     3,175,081
      41,816    ZIMMER HOLDINGS INCORPORATED+                                                                           2,475,507

                                                                                                                       16,481,162
                                                                                                                      -----------

METAL MINING: 0.66%
      26,550    CLIFFS NATURAL RESOURCES INCORPORATED                                                                   1,883,723
      84,538    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     7,062,305
      96,401    NEWMONT MINING CORPORATION                                                                              4,909,703

                                                                                                                       13,855,731
                                                                                                                      -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
      24,804    VULCAN MATERIALS COMPANY~~                                                                              1,171,741
                                                                                                                      -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.12%
      24,097    HASBRO INCORPORATED                                                                                       922,433
      71,401    MATTEL INCORPORATED                                                                                     1,623,659

                                                                                                                        2,546,092
                                                                                                                      -----------

MISCELLANEOUS RETAIL: 1.31%
      86,259    COSTCO WHOLESALE CORPORATION                                                                            5,150,525
     273,016    CVS CAREMARK CORPORATION                                                                                9,981,465
      32,350    GAMESTOP CORPORATION CLASS A+                                                                             708,789
      53,942    OFFICE DEPOT INCORPORATED+                                                                                430,457
      24,589    RADIOSHACK CORPORATION                                                                                    556,449
     143,133    STAPLES INCORPORATED                                                                                    3,347,881
     193,431    WALGREEN COMPANY                                                                                        7,174,356

                                                                                                                       27,349,922
                                                                                                                      -----------

MISCELLANEOUS SERVICES: 0.04%
      10,013    DUN & BRADSTREET CORPORATION                                                                              745,167
                                                                                                                      -----------

116  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
MOTION PICTURES: 0.97%
     225,838    TIME WARNER INCORPORATED                                                                              $ 7,061,954
     380,808    WALT DISNEY COMPANY                                                                                    13,294,007

                                                                                                                       20,355,961
                                                                                                                      -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.87%
      61,438    FEDEX CORPORATION                                                                                       5,738,309
     194,938    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             12,555,957

                                                                                                                       18,294,266
                                                                                                                      -----------

NETWORKING: 1.68%
      84,657    BROADCOM CORPORATION CLASS A                                                                            2,808,919
   1,124,183    CISCO SYSTEMS INCORPORATED+                                                                            29,262,483
     103,165    JUNIPER NETWORKS INCORPORATED+                                                                          3,165,102

                                                                                                                       35,236,504
                                                                                                                      -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.44%
     234,967    AMERICAN EXPRESS COMPANY                                                                                9,694,738
      89,393    CAPITAL ONE FINANCIAL CORPORATION                                                                       3,701,764
     106,733    DISCOVER FINANCIAL SERVICES                                                                             1,590,322
      18,949    MASTERCARD INCORPORATED                                                                                 4,813,046
      72,900    PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                  1,140,156
      95,208    SLM CORPORATION+                                                                                        1,192,004
      87,645    VISA INCORPORATED CLASS A                                                                               7,978,324

                                                                                                                       30,110,354
                                                                                                                      -----------

OFFICE EQUIPMENT: 0.12%
     265,441    XEROX CORPORATION                                                                                       2,588,050
                                                                                                                      -----------

OIL & GAS EXTRACTION: 3.52%
      96,710    ANADARKO PETROLEUM CORPORATION                                                                          7,043,389
      66,078    APACHE CORPORATION                                                                                      6,706,917
      57,624    BJ SERVICES COMPANY                                                                                     1,233,154
      20,351    CABOT OIL & GAS CORPORATION                                                                               748,917
     127,987    CHESAPEAKE ENERGY CORPORATION                                                                           3,025,613
      77,642    DENBURY RESOURCES INCORPORATED+                                                                         1,309,821
      87,725    DEVON ENERGY CORPORATION                                                                                5,652,122
      13,646    DIAMOND OFFSHORE DRILLING INCORPORATED                                                                  1,211,901
      49,591    EOG RESOURCES INCORPORATED                                                                              4,608,988
      28,241    EQT CORPORATION                                                                                         1,157,881
      55,892    NABORS INDUSTRIES LIMITED+                                                                              1,097,160
     159,421    OCCIDENTAL PETROLEUM CORPORATION                                                                       13,477,451
      22,687    PIONEER NATURAL RESOURCES COMPANY                                                                       1,277,732
      31,246    RANGE RESOURCES CORPORATION                                                                             1,464,500
      22,350    ROWAN COMPANIES INCORPORATED+                                                                             650,609
     234,940    SCHLUMBERGER LIMITED                                                                                   14,909,292
      67,951    SOUTHWESTERN ENERGY COMPANY+                                                                            2,766,965
     114,535    XTO ENERGY INCORPORATED                                                                                 5,403,761

                                                                                                                       73,746,173
                                                                                                                      -----------

OIL & OIL SERVICES: 0.29%
     177,707    HALLIBURTON COMPANY                                                                                     5,354,312
      20,756    HELMERICH & PAYNE INCORPORATED                                                                            790,388

                                                                                                                        6,144,700
                                                                                                                      -----------

                                    Wells Fargo Advantage Master Portfolios  117

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                           VALUE
OIL FIELD EQUIPMENT & SERVICES: 0.16%
      82,159    NATIONAL OILWELL VARCO INCORPORATED                                                                  $  3,334,012
                                                                                                                     ------------

PAPER & ALLIED PRODUCTS: 0.20%
      21,403    BEMIS COMPANY INCORPORATED                                                                                614,694
      85,034    INTERNATIONAL PAPER COMPANY                                                                             2,092,687
      33,628    MEADWESTVACO CORPORATION                                                                                  859,195
      25,983    PACTIV CORPORATION+                                                                                       654,252

                                                                                                                        4,220,828
                                                                                                                     ------------

PERSONAL SERVICES: 0.09%
      25,812    CINTAS CORPORATION                                                                                        725,059
      65,880    H&R BLOCK INCORPORATED                                                                                  1,172,664

                                                                                                                        1,897,723
                                                                                                                     ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 5.75%
     394,324    CHEVRON CORPORATION                                                                                    29,901,589
     291,928    CONOCOPHILLIPS                                                                                         14,937,956
     926,984    EXXON MOBIL CORPORATION                                                                                62,089,388
      57,181    HESS CORPORATION                                                                                        3,576,672
     138,995    MARATHON OIL CORPORATION                                                                                4,397,802
      37,528    MURPHY OIL CORPORATION                                                                                  2,108,698
      22,961    SUNOCO INCORPORATED                                                                                       682,171
      27,600    TESORO PETROLEUM CORPORATION                                                                              383,640
     110,895    VALERO ENERGY CORPORATION                                                                               2,184,632

                                                                                                                      120,262,548
                                                                                                                     ------------

PHARMACEUTICALS: 5.84%
     304,849    ABBOTT LABORATORIES                                                                                    16,059,445
     336,558    BRISTOL-MYERS SQUIBB COMPANY                                                                            8,986,099
     199,241    ELI LILLY & COMPANY                                                                                     7,216,509
      59,368    FOREST LABORATORIES INCORPORATED+                                                                       1,861,780
     540,319    JOHNSON & JOHNSON                                                                                      35,228,799
      48,785    KING PHARMACEUTICALS INCORPORATED+                                                                        573,712
     611,667    MERCK & COMPANY INCORPORATED                                                                           22,845,762
      60,213    MYLAN LABORATORIES INCORPORATED+~~                                                                      1,367,437
   1,584,553    PFIZER INCORPORATED                                                                                    27,175,084
      20,924    WATSON PHARMACEUTICALS INCORPORATED+                                                                      873,995

                                                                                                                      122,188,622
                                                                                                                     ------------

PIPELINES: 0.13%
     114,584    THE WILLIAMS COMPANIES INCORPORATED                                                                     2,646,890
                                                                                                                     ------------

PRIMARY METAL INDUSTRIES: 0.61%
      21,571    AK STEEL HOLDING CORPORATION                                                                              493,113
     200,323    ALCOA INCORPORATED                                                                                      2,852,600
      19,280    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                     1,040,927
      61,831    NUCOR CORPORATION                                                                                       2,805,891
      27,817    PRECISION CASTPARTS CORPORATION                                                                         3,524,692
      16,577    TITANIUM METALS CORPORATION+                                                                              275,012
      28,149    UNITED STATES STEEL CORPORATION~~                                                                       1,788,024

                                                                                                                       12,780,259
                                                                                                                     ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.23%
      46,603    GANNETT COMPANY INCORPORATED                                                                              769,882
      61,983    MCGRAW-HILL COMPANIES INCORPORATED                                                                      2,209,694

118  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments -- March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
       7,208    MEREDITH CORPORATION                                                                                  $   248,027
      22,842    NEW YORK TIMES COMPANY CLASS A+                                                                           254,231
      40,343    RR DONNELLEY & SONS COMPANY                                                                               861,323
       1,199    WASHINGTON POST COMPANY CLASS B                                                                           532,572

                                                                                                                        4,875,729
                                                                                                                      -----------

RAILROAD TRANSPORTATION: 0.73%
      76,580    CSX CORPORATION                                                                                         3,897,922
      72,578    NORFOLK SOUTHERN CORPORATION                                                                            4,056,384
      99,208    UNION PACIFIC CORPORATION                                                                               7,271,946

                                                                                                                       15,226,252
                                                                                                                      -----------

REAL ESTATE INVESTMENT TRUSTS (REITS): 1.14%
      23,000    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         423,430
      27,284    BOSTON PROPERTIES INCORPORATED                                                                          2,058,305
      53,076    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              841,255
      55,345    EQUITY RESIDENTIAL                                                                                      2,166,757
      57,693    HCP INCORPORATED                                                                                        1,903,869
      24,284    HEALTH CARE REIT INCORPORATED                                                                           1,098,365
     128,247    HOST HOTELS & RESORTS INCORPORATED                                                                      1,878,819
      79,625    KIMCO REALTY CORPORATION                                                                                1,245,335
      93,106    PROLOGIS                                                                                                1,228,999
      26,639    PUBLIC STORAGE INCORPORATED                                                                             2,450,522
      56,936    SIMON PROPERTY GROUP INCORPORATED                                                                       4,776,930
      30,767    VENTAS INCORPORATED                                                                                     1,460,817
      30,954    VORNADO REALTY TRUST                                                                                    2,343,218

                                                                                                                       23,876,621
                                                                                                                      -----------

RETAIL: 0.19%
      67,303    BEST BUY COMPANY INCORPORATED                                                                           2,863,070
      24,434    TIFFANY & COMPANY                                                                                       1,160,371

                                                                                                                        4,023,441
                                                                                                                      -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.06%
      31,206    SEALED AIR CORPORATION                                                                                    657,822
      47,556    THE GOODYEAR TIRE & RUBBER COMPANY+                                                                       601,108

                                                                                                                        1,258,930
                                                                                                                      -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.35%
      50,165    AMERIPRISE FINANCIAL INCORPORATED                                                                       2,275,484
     191,947    CHARLES SCHWAB CORPORATION                                                                              3,587,489
      13,085    CME GROUP INCORPORATED                                                                                  4,136,299
     312,563    E*TRADE FINANCIAL CORPORATION+                                                                            515,729
      17,386    FEDERATED INVESTORS INCORPORATED CLASS B                                                                  458,643
      29,126    FRANKLIN RESOURCES INCORPORATED                                                                         3,230,073
     103,325    GOLDMAN SACHS GROUP INCORPORATED                                                                       17,630,345
      14,452    INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                 1,621,225
      84,187    INVESCO LIMITED                                                                                         1,844,537
      31,921    LEGG MASON INCORPORATED                                                                                   915,175
     274,503    MORGAN STANLEY                                                                                          8,040,193
      29,059    NASDAQ STOCK MARKET INCORPORATED+                                                                         613,726
      51,245    NYSE EURONEXT INCORPORATED                                                                              1,517,364
      50,851    T. ROWE PRICE GROUP INCORPORATED                                                                        2,793,245

                                                                                                                       49,179,527
                                                                                                                      -----------

                                    Wells Fargo Advantage Master Portfolios  119

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.87%
     110,852    ADVANCED MICRO DEVICES INCORPORATED+                                                                  $ 1,027,598
     403,036    EMC CORPORATION+                                                                                        7,270,769
   1,084,593    INTEL CORPORATION                                                                                      24,143,040
      36,173    MICROCHIP TECHNOLOGY INCORPORATED                                                                       1,018,632
     167,020    MICRON TECHNOLOGY INCORPORATED+                                                                         1,735,338
     108,950    NVIDIA CORPORATION+                                                                                     1,893,551
      22,364    QLOGIC CORPORATION+                                                                                       453,989
      44,906    SANDISK CORPORATION+                                                                                    1,555,095

                                                                                                                       39,098,012
                                                                                                                      -----------

SOFTWARE: 3.69%
     102,906    ADOBE SYSTEMS INCORPORATED+                                                                             3,639,785
      35,856    BMC SOFTWARE INCORPORATED+                                                                              1,362,528
      64,133    ELECTRONIC ARTS INCORPORATED+                                                                           1,196,722
      61,635    INTUIT INCORPORATED+                                                                                    2,116,546
      31,158    MCAFEE INCORPORATED+                                                                                    1,250,371
   1,498,149    MICROSOFT CORPORATION                                                                                  43,850,821
      68,382    NOVELL INCORPORATED+                                                                                      409,608
     767,452    ORACLE CORPORATION                                                                                     19,715,842
      37,051    RED HAT INCORPORATED+                                                                                   1,084,483
     158,298    SYMANTEC CORPORATION+                                                                                   2,678,402

                                                                                                                       77,305,108
                                                                                                                      -----------

TELECOMMUNICATIONS: 1.00%
      79,060    AMERICAN TOWER CORPORATION CLASS A+                                                                     3,368,747
      61,323    FRONTIER COMMUNICATIONS CORPORATION                                                                       456,243
     454,115    MOTOROLA INCORPORATED+                                                                                  3,187,887
     329,972    QUALCOMM INCORPORATED                                                                                  13,855,524

                                                                                                                       20,868,401
                                                                                                                      -----------

TELECOMMUNICATIONS EQUIPMENT: 0.30%
     306,074    CORNING INCORPORATED                                                                                    6,185,756
                                                                                                                      -----------

TOBACCO PRODUCTS: 1.52%
     408,496    ALTRIA GROUP INCORPORATED                                                                               8,382,338
      30,395    LORILLARD INCORPORATED                                                                                  2,286,920
     369,312    PHILIP MORRIS INTERNATIONAL                                                                            19,263,314
      33,188    REYNOLDS AMERICAN INCORPORATED                                                                          1,791,488

                                                                                                                       31,724,060
                                                                                                                      -----------

TRANSPORTATION BY AIR: 0.09%
     145,934    SOUTHWEST AIRLINES COMPANY                                                                              1,929,247
                                                                                                                      -----------

TRANSPORTATION EQUIPMENT: 1.53%
      75,734    GENERAL DYNAMICS CORPORATION                                                                            5,846,665
      31,160    GENUINE PARTS COMPANY                                                                                   1,316,198
      46,003    HARLEY-DAVIDSON INCORPORATED                                                                            1,291,304
      35,910    ITT CORPORATION                                                                                         1,925,135
      59,446    NORTHROP GRUMMAN CORPORATION                                                                            3,897,874
      71,506    PACCAR INCORPORATED                                                                                     3,099,070
      53,526    TEXTRON INCORPORATED                                                                                    1,136,357
     183,857    UNITED TECHNOLOGIES CORPORATION                                                                        13,533,714

                                                                                                                       32,046,317
                                                                                                                      -----------

120  Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                            VALUE
TRANSPORTATION SERVICES: 0.16%
      32,704    C.H. ROBINSON WORLDWIDE INCORPORATED                                                               $    1,826,518
      41,648    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                     1,537,644

                                                                                                                        3,364,162
                                                                                                                   --------------

TRAVEL & RECREATION: 0.21%
      85,217    CARNIVAL CORPORATION                                                                                    3,313,237
      41,515    EXPEDIA INCORPORATED                                                                                    1,036,214

                                                                                                                        4,349,451
                                                                                                                   --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.11%
      16,243    AIRGAS INCORPORATED                                                                                     1,033,380
      21,341    BROWN-FORMAN CORPORATION CLASS B                                                                        1,268,722

                                                                                                                        2,302,102
                                                                                                                   --------------

WHOLESALE TRADE-DURABLE GOODS: 0.33%
      81,738    KIMBERLY-CLARK CORPORATION                                                                              5,139,684
      18,317    PATTERSON COMPANIES INCORPORATED                                                                          568,743
      12,087    W.W. GRAINGER INCORPORATED                                                                              1,306,846

                                                                                                                        7,015,273
                                                                                                                   --------------

TOTAL COMMON STOCKS (COST $1,980,313,596)                                                                           2,073,801,292
                                                                                                                   --------------

   PRINCIPAL                                                                     INTEREST RATE    MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 0.66%

COLLATERAL INVESTED IN OTHER ASSETS: 0.66%
$    379,141    BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
                (MATURITY VALUE $379,141)                                             0.01%         04/01/2010            379,141
     113,532    CALCASIEU PARISH LA+/-ss                                              0.40          12/01/2027            113,532
     156,107    CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY+/-ss                                                        0.38          06/01/2028            156,107
   3,127,873    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY  VALUE $3,127,875)               0.02          04/01/2010          3,127,873
      75,144    COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             0.25          10/01/2038             75,144
     227,065    COOK COUNTY IL+/-ss                                                   0.25          11/01/2030            227,065
     284,342    DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY  MORTGAGE-BACKED SECURITIES (MATURITY
                VALUE $284,342)                                                       0.03          04/01/2010            284,342
     436,532    GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $436,532)                  0.01          04/01/2010            436,532
   5,638,299    GRYPHON FUNDING LIMITED(a)(i)                                         0.00          08/05/2010          2,317,341
      46,832    HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.33          11/01/2042             46,832
     141,915    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss               0.28          07/01/2029            141,915
      56,766    INDIANA MUNICIPAL POWER AGENCY+/-ss                                   0.30          01/01/2018             56,766
   1,895,678    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,895,679)                0.01          04/01/2010          1,895,678
      85,149    KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.30          04/15/2025             85,149
      56,766    NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              0.34          01/01/2018             56,766
     165,899    NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.33          01/01/2034            165,899
     255,448    TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.34          07/01/2032            255,448
      85,149    VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.32          12/15/2040             85,151
   7,192,773    VFNC CORPORATION+/-(a)(i)++                                           0.25          09/30/2010          3,884,097

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,677,512)                                                             13,790,778
                                                                                                                   --------------

                                    Wells Fargo Advantage Master Portfolios  121

Portfolio of Investments--March 31, 2010 (Unaudited)

INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                       YIELD                               VALUE
SHORT-TERM INVESTMENTS: 0.78%

MUTUAL FUNDS: 0.68%
  14,251,491    WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)~(u)                     0.09%                          $   14,251,491
                                                                                                                   --------------

   PRINCIPAL                                                                     INTEREST RATE    MATURITY DATE
US TREASURY BILLS: 0.10%
$    500,000    US TREASURY BILL## #                                                0.00            04/01/2010            500,000
   1,655,000    US TREASURY BILL## #                                                0.13            08/05/2010          1,654,073

                                                                                                                        2,154,073
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,405,564)                                                                        16,405,564
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,009,396,672)*                                     100.54%                                                  2,103,997,634

OTHER ASSETS AND LIABILITIES, NET                           (0.54)                                                    (11,332,974)
                                                      -----------                                                  --------------

TOTAL NET ASSETS                                           100.00%                                                 $2,092,664,660
                                                      -----------                                                  --------------


----------

+          Non-income earning securities.

~~         All or a portion of this security is on loan.

(l)        Investment in an affiliate.

+/-        Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)        Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)        Rate shown is the 7-day annualized yield at period end.

##         Zero coupon security. Rate represents yield to maturity.

#          Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $2,054,486,886 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation              $   378,107,231
Gross unrealized depreciation                 (328,596,483)
                                           ---------------
Net unrealized appreciation                $    49,510,748

The accompanying notes are an integral part of these financial statements.

122 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

       SHARES    SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 95.05%

ARGENTINA: 0.19%
        9,810    IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                            $    105,946
                                                                                                                     ------------

AUSTRALIA: 3.53%
       55,976    AMP LIMITED (INSURANCE CARRIERS)                                                                         321,554
        8,350    ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                260,061
        9,101    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 470,108
          634    MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     27,490
       11,383    NEWCREST MINING LIMITED (METAL MINING)                                                                   342,825
       26,984    SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                         211,466
       14,938    WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                    381,627

                                                                                                                        2,015,131
                                                                                                                     ------------

AUSTRIA: 0.32%
        5,239    RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                         180,227
                                                                                                                     ------------

BELGIUM: 1.01%
       39,072    AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)        302,387
        5,404    ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                        272,213

                                                                                                                          574,600
                                                                                                                     ------------
BRAZIL: 0.40%
       12,351    BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                          227,629
                                                                                                                     ------------

CANADA: 6.45%
        6,312    AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                                351,389
       21,777    BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                            553,571
       12,423    CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                                919,448
       11,760    ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                               365,890
        6,404    GOLDCORP INCORPORATED (METAL MINING)                                                                     239,287
       13,348    PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                               259,298
        5,494    POTASH CORPORATION OF SASKATCHEWAN (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)            655,709
        4,478    RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                     331,148

                                                                                                                        3,675,740
                                                                                                                     ------------

CHINA: 4.48%
      244,000    CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                    COMPUTER EQUIPMENT)                                                                                   182,271
       23,974    CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                    230,654
        6,825    CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                                                                328,419
        7,560    NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                        268,153
       23,812    SINA CORPORATION (BUSINESS SERVICES)+                                                                    897,474
        7,100    TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                142,471
       22,603    VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)+                                                 503,821

                                                                                                                        2,553,263
                                                                                                                     ------------

DENMARK: 0.35%
        2,395    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                  201,010
                                                                                                                     ------------

FINLAND: 0.44%
       16,191    NOKIA OYJ (COMMUNICATIONS)                                                                               252,142
                                                                                                                     ------------

FRANCE: 6.37%
        4,017    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     250,498
       16,385    AXA SA (INSURANCE CARRIERS)                                                                              364,488
        5,474    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 420,392
        6,469    COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME  DEALERS)           311,050


                                     Wells Fargo Advantage Master Portfolios 123

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

       SHARES    SECURITY NAME                                                                                          VALUE
FRANCE (continued)
        7,744    FRANCE TELECOM SA (COMMUNICATIONS)                                                                  $    185,289
        5,473    LVMH MOET HENNESSY LOUIS VUITTON SA (HOLDING COMPANIES DIVERSIFIED)                                      639,713
        3,845    PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                               511,899
        5,854    PUBLICIS GROUPE (BUSINESS SERVICES)                                                                      250,485
        6,051    TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     492,002
        3,544    TOTAL SA (OIL & GAS EXTRACTION)                                                                          205,733

                                                                                                                        3,631,549
                                                                                                                     ------------

GERMANY: 9.29%
       12,511    ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              669,160
        4,375    AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             157,330
        2,858    ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                         358,339
        3,931    BASF AG (OIL & GAS EXTRACTION)                                                                           243,808
        4,949    BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                   334,753
       18,479    DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                    869,934
        1,947    DEUTSCHE BANK AG (BANKING)                                                                               149,973
        4,435    DEUTSCHE BOERSE AG (DIVERSIFIED FINANCIAL SERVICES)                                                      328,739
        2,030    HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             170,596
       40,410    INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                    COMPUTER EQUIPMENT)+                                                                                  280,486
        9,603    KLOECKNER & COMPANY (METAL FABRICATE, HARDWARE)                                                          283,855
        4,936    LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                    227,438
        2,392    METRO AG (FOOD STORES)                                                                                   141,895
        2,457    MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                       398,724
        2,315    SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                                 214,902
        2,787    SAP AG (BUSINESS SERVICES)                                                                               134,986
        3,303    SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      330,798

                                                                                                                        5,295,716
                                                                                                                     ------------

GREECE: 0.76%
       37,106    HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              325,762
        5,359    NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                     107,848

                                                                                                                          433,610
                                                                                                                     ------------

HONG KONG: 0.27%
        9,345    HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                    SERVICES)                                                                                             155,986
                                                                                                                     ------------

IRELAND: 0.39%
       22,753    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                               223,912
                                                                                                                     ------------

ISRAEL: 0.31%
        2,762    TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                          174,227
                                                                                                                     ------------

JAPAN: 16.68%
       21,000    ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     236,528
        8,100    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                    EQUIPMENT)                                                                                            375,152
        2,000    EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     139,242
       31,300    ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                            616,358
      465,000    ISUZU MOTORS LIMITED (AUTOMOBILE)                                                                      1,258,370
       25,300    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 530,410
       19,100    MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              629,244
       19,100    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 320,955
          500    NINTENDO COMPANY LIMITED (SOFTWARE)                                                                      167,398
       23,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           324,003
       80,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                     315,756
       60,900    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               448,819
        2,090    ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    185,326

124 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

       SHARES    SECURITY NAME                                                                                          VALUE
JAPAN (continued)
       29,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)(a)                                          $    206,721
      233,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             1,403,134
        4,900    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 326,003
        5,000    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                    COMPUTER EQUIPMENT)                                                                                   331,586
       78,000    TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                    EQUIPMENT)                                                                                            402,974
       71,000    TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 302,257
        3,900    TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                                    156,225
        4,300    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                       415,328
        1,144    YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                                416,656

                                                                                                                        9,508,445
                                                                                                                     ------------

LUXEMBOURG: 0.55%
        7,133    ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          313,015
                                                                                                                     ------------

NETHERLANDS: 6.53%
       17,585    ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 628,456
        5,877    BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                 206,184
       11,866    ING GROEP NV (FINANCIAL SERVICES)                                                                        118,470
       22,173    NEW WORLD RESOURCES NV (ENERGY)                                                                          260,936
       23,259    RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                               1,105,329
       20,148    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    609,433
       41,924    USG PEOPLE NV (BUSINESS SERVICES)                                                                        791,613

                                                                                                                        3,720,421
                                                                                                                     ------------

NORWAY: 0.36%
       15,081    TELENOR ASA (COMMUNICATIONS)                                                                             204,524
                                                                                                                     ------------

POLAND: 0.27%
        2,630    BANK PEKAO SA (DEPOSITORY INSTITUTIONS)                                                                  152,832
                                                                                                                     ------------

RUSSIA: 1.24%
        5,774    GAZPROM ADR (OIL & GAS EXTRACTION)                                                                       135,516
        3,337    LUKOIL OIL COMPANY ADR (OIL & GAS EXTRACTION)                                                            189,208
       13,375    MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                    380,118

                                                                                                                          704,842
                                                                                                                     ------------

SINGAPORE: 0.34%
       19,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     194,217
                                                                                                                     ------------

SOUTH KOREA: 0.79%
          161    LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            187,687
          363    SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                    COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                262,437

                                                                                                                          450,124
                                                                                                                     ------------

SPAIN: 1.80%
       18,853    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             250,564
       50,488    CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      250,195
        5,020    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               330,911
        8,185    TELEFONICA SA (COMMUNICATIONS)                                                                           193,906

                                                                                                                        1,025,576
                                                                                                                     ------------
SWEDEN: 1.19%
        4,001    HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                 259,933
       23,190    NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                 228,830
       10,590    SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               192,423

                                                                                                                          681,186
                                                                                                                     ------------

                                     Wells Fargo Advantage Master Portfolios 125

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO


       SHARES    SECURITY NAME                                                                                          VALUE
SWITZERLAND: 11.46%
       26,496    ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                       $    578,720
        7,713    ADECCO SA (BUSINESS SERVICES)                                                                            437,806
        7,698    COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               298,093
       13,813    CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                            712,004
       19,846    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    1,016,392
       10,847    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                585,866
        4,419    ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                          716,663
        3,486    SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                   1,111,526
        6,149    TRANSOCEAN LIMITED (OIL & GAS FIELD SERVICES)+                                                           531,151
        2,135    ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                        547,316

                                                                                                                        6,535,537
                                                                                                                     ------------

TAIWAN: 0.61%
       20,000    MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                    COMPUTER EQUIPMENT)                                                                                   346,999
                                                                                                                     ------------

UNITED KINGDOM: 18.67%
        9,590    ANGLO AMERICAN PLC (COAL MINING)                                                                         418,248
       40,193    ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                634,326
      135,615    ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                             196,432
      104,732    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   572,627
       15,222    BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      263,448
       27,604    BHP BILLITON PLC (COAL MINING)                                                                           946,692
       94,484    BP PLC (OIL & GAS EXTRACTION)                                                                            893,827
       54,399    BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                              200,598
       27,445    BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             297,573
       37,325    COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               309,541
        6,740    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        129,435
      286,072    HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      471,014
       91,918    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              931,763
       16,392    INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                   256,708
        6,604    INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                   146,114
       44,017    INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    227,573
       40,163    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       130,671
      242,021    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           230,533
        4,044    NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    132,800
        4,137    RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                    227,071
       15,284    RIO TINTO PLC (METAL MINING)                                                                             905,704
       20,349    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     589,800
       30,901    SAVILLS PLC (SOCIAL SERVICES)                                                                            163,185
        6,880    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         187,666
       12,053    TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                            149,707
       90,821    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      209,488
       29,462    WPP PLC (COMMUNICATIONS)                                                                                 305,359
       27,361    XSTRATA PLC (METAL MINING)                                                                               518,381

                                                                                                                       10,646,284
                                                                                                                     ------------

TOTAL COMMON STOCKS (COST $46,918,294)                                                                                 54,184,690
                                                                                                                     ------------

                                                 DIVIDEND YIELD
PREFERRED STOCKS: 1.67%
       12,611    FRESENIUS AG (HEALTHCARE)           1.31%                                                                952,148

TOTAL PREFERRED STOCKS (COST $690,908)                                                                                    952,148
                                                                                                                     ------------

126 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL CORE PORTFOLIO

       SHARES    SECURITY NAME                                         YIELD                                            VALUE
SHORT-TERM INVESTMENTS: 2.09%

MUTUAL FUNDS: 2.09%
    1,193,423    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)       0.09%                                         $  1,193,423

TOTAL SHORT-TERM INVESTMENTS (COST $1,193,423)                                                                          1,193,423
                                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $48,802,625)*                                           98.81%                                                   56,330,261

OTHER ASSETS AND LIABILITIES, NET                              1.19                                                       678,385
                                                             ------                                                  ------------
TOTAL NET ASSETS                                             100.00%                                                 $ 57,008,646
                                                             ------                                                  ------------

----------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $50,876,106 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation          $  7,902,423
Gross unrealized depreciation            (2,448,268)
                                       ------------
Net unrealized appreciation            $  5,454,155

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 127

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

       SHARES    SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 98.17%

AUSTRALIA: 0.20%
       61,339    FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                                   $    297,760
                                                                                                                     ------------

BELGIUM: 1.42%
       29,353    ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                      1,478,584
       19,796    UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                                    691,297

                                                                                                                        2,169,881
                                                                                                                     ------------

BRAZIL: 1.30%
       50,088    PETROLEO BRASILEIRO SA ADR CLASS A (OIL & GAS)                                                         1,982,984
                                                                                                                     ------------

CANADA: 2.26%
       61,631    CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                             3,466,127
                                                                                                                     ------------

CHINA: 7.17%
          767    BAIDU.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                          457,899
    2,531,029    CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                      2,073,265
      472,000    CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              2,261,442
      145,657    CHINA MERCHANTS BANK COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                    SERVICES)                                                                                             393,959
      227,746    CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)              838,914
        7,541    CTRIP.COM INTERNATIONAL LIMITED ADR (TRAVEL & RECREATION)+                                               295,607
    1,905,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                                1,452,503
      901,495    SANDS CHINA LIMITED (CASINO & GAMING)                                                                  1,432,778
       15,000    TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                300,995
    1,026,350    WYNN MACAU LIMITED (CASINO & GAMING)+                                                                  1,480,519

                                                                                                                       10,987,881
                                                                                                                     ------------

DENMARK: 1.23%
       76,726    DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                  1,887,595

FRANCE: 12.45%
       35,384    ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                          1,957,536
       40,864    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               3,138,273
       17,517    COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                 842,273
       55,674    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             974,542
      283,822    NATIXIS (DEPOSITORY INSTITUTIONS)                                                                      1,531,461
       43,461    PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                3,690,508
       38,542    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             2,424,024
        9,109    UNIBAIL (REAL ESTATE)                                                                                  1,845,461
       45,213    VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               2,664,657

                                                                                                                       19,068,735
                                                                                                                     ------------

GERMANY: 13.64%
       62,595    BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                 4,233,962
       71,910    DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                  3,385,301
        4,321    DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                                   320,289
      175,656    DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             3,047,474
       38,288    LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                             4,568,389
       24,297    MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                     3,942,933
          765    RHOEN KLINIKUM AG (HEALTH SERVICES)                                                                       19,580
       15,611    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             1,383,176

                                                                                                                       20,901,104
                                                                                                                     ------------

HONG KONG: 5.04%
      236,654    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                      871,727
       76,051    BEIJING ENTERPRISES HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                              528,441

128 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO


        SHARES   SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
      132,100    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             $  1,042,100
    1,405,582    GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                                 889,196
    1,194,373    HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                               1,435,232
      412,000    LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      2,027,034
      466,129    NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                930,547

                                                                                                                        7,724,277
                                                                                                                     ------------

INDIA: 2.31%
       15,043    HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                              910,454
       61,595    ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                       2,630,107

                                                                                                                        3,540,561
                                                                                                                     ------------

IRELAND: 5.40%
       56,768    ACCENTURE PLC (COMPUTER TECHNOLOGIES)                                                                  2,381,418
       58,230    COVIDIEN LIMITED (SURGICAL & MEDICAL INSTRUMENTS & APPARATUS)                                          2,927,804
      301,219    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                             2,964,291

                                                                                                                        8,273,513
                                                                                                                     ------------

ITALY: 1.58%
      649,962    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                              2,420,731
                                                                                                                     ------------

JAPAN: 7.95%
       48,197    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                           1,435,754
        6,350    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                            1,103,728
       46,600    HONDA MOTOR COMPANY LIMITED (AUTOMOBILE)                                                               1,644,882
       14,500    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               379,987
       83,300    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    436,592
      218,800    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               3,676,701
       14,950    NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                1,135,362
       79,660    SUZUKI MOTOR CORPORATION (AUTOMOBILE)                                                                  1,757,820
       22,700    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            605,074

                                                                                                                       12,175,900
                                                                                                                     ------------

NETHERLANDS: 9.91%
       35,981    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            2,050,582
      203,129    ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               7,259,467
      379,768    ING GROEP NV (FINANCIAL SERVICES)                                                                      3,791,607
       72,705    TNT NV (TRANSPORTATION SERVICES)                                                                       2,084,766

                                                                                                                       15,186,422
                                                                                                                     ------------

SINGAPORE: 0.98%
      241,400    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                  1,502,980
                                                                                                                     ------------

SPAIN: 0.72%
       16,602    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             1,094,379
                                                                                                                     ------------

SWEDEN: 1.16%
       84,283    SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         1,053,450
       40,775    SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                    EQUIPMENT)                                                                                            724,515

                                                                                                                        1,777,965
                                                                                                                     ------------

SWITZERLAND: 10.73%
       50,111    HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                3,735,513
       85,494    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    4,378,486
       56,506    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,051,989
       19,156    ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                        3,106,673

                                     Wells Fargo Advantage Master Portfolios 129

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO


       SHARES    SECURITY NAME                                                                                           VALUE
SWITZERLAND (continued)
        4,621    ROCHE HOLDINGS AG - BEARER SHARES (CHEMICALS & ALLIED PRODUCTS)                                     $    770,897
       85,919    UBS AG (DEPOSITORY INSTITUTIONS)                                                                       1,396,673

                                                                                                                       16,440,231
                                                                                                                     ------------

TAIWAN: 1.37%
      183,448    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                1,924,370
      149,000    UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                169,606

                                                                                                                        2,093,976
                                                                                                                     ------------

TURKEY: 0.09%
       16,394    COCA-COLA ICECEK URETIM AS (BEVERAGES)                                                                   139,340
                                                                                                                     ------------

UNITED KINGDOM: 9.71%
        8,545    CARNIVAL PLC (AMUSEMENT & RECREATION SERVICES)                                                           350,758
      270,491    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            2,744,166
       88,891    IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                          2,711,329
      489,248    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     1,591,777
       80,563    NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    784,261
      178,529    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                       1,778,574
       20,824    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         568,017
      658,481    TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                    4,351,209

                                                                                                                       14,880,091
                                                                                                                     ------------

UNITED STATES: 1.55%
       45,404    PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                         2,368,273
                                                                                                                     ------------

TOTAL COMMON STOCKS (COST $130,972,643)                                                                               150,380,706
                                                                                                                     ------------

                                                                         YIELD
SHORT-TERM INVESTMENTS: 2.18%
MUTUAL FUNDS: 2.18%
    3,339,209    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)         0.09%                                          3,339,209
                                                                                                                     ------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,339,209)                                                                          3,339,209
                                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $134,311,852)*                                     100.35%                                                      153,719,915

OTHER ASSETS AND LIABILITIES, NET                         (0.35)                                                         (528,606)
                                                         ------                                                      ------------

TOTAL NET ASSETS                                         100.00%                                                     $153,191,309
                                                         ------                                                      ------------

----------
+     Non-income earning securities.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)   Rate shown is the 7-day annualized yield at period end.

(l)   Investment in an affiliate.

* Cost for federal income tax purposes is $142,191,901 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $ 20,784,270
Gross unrealized depreciation             (9,256,256)
                                        ------------
Net unrealized appreciation             $ 11,528,014
                                        ------------

The accompanying notes are an integral part of these financial statements.

130 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                              VALUE
COMMON STOCKS: 97.77%

AUSTRALIA: 8.47%
  2,390    AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                   $   32,179
 12,646    ALUMINA LIMITED (METAL MINING)                                                               20,018
  6,626    AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)       38,853
 11,151    AMP LIMITED (INSURANCE CARRIERS)                                                             64,057
  2,007    ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                  8,343
  3,015    ARROW ENERGY NL (OIL & GAS EXTRACTION)+                                                      13,917
 14,918    ASCIANO GROUP (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                   25,942
    939    ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    29,245
 13,619    AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                     316,936
  5,461    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                       31,671
  1,894    BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               17,380
 18,408    BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)             736,327
  1,035    BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
           SIMILAR MATERIALS)                                                                           10,732
  9,443    BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
           EQUIPMENT)                                                                                   25,216
  3,155    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       16,242
  7,687    BRAMBLES LIMITED (BUSINESS SERVICES)                                                         51,917
    701    CALTEX AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                               7,275
  9,255    CFS RETAIL PROPERTY TRUST (REAL ESTATE)                                                      15,924
  2,963    COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                           30,589
    290    COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                           19,384
  8,424    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                    435,138
  2,417    COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                    27,769
  2,534    CROWN LIMITED (EATING & DRINKING PLACES)                                                     19,021
  3,028    CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   101,226
  7,438    CSR LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              11,296
 25,191    DB RREEF TRUST (REAL ESTATE)                                                                 18,724
    345    ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                  5,984
 10,969    FAIRFAX MEDIA LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             18,118
  6,737    FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                               30,293
 10,365    FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                            50,316
  6,668    GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                             8,750
 49,877    GPT GROUP (REAL ESTATE INVESTMENT TRUSTS (REITS))                                            26,318
 68,250    GPT GROUP HOLDINGS ENTITLEMENT SHARES (REAL ESTATE INVESTMENT TRUSTS (REITS))(a)                  0
  2,751    HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                   9,139
  8,767    INCITEC PIVOT LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               27,916
 11,116    INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                       39,578
  2,240    JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          14,923
    812    LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
           BUILDERS)                                                                                    29,060
  3,445    LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                 27,377
    633    MACQUAIRE OFFICE TRUST (HOLDING & OTHER INVESTMENT OFFICES)                                     166
  4,045    MACQUARIE AIRPORTS GROUP (MISCELLANEOUS REPAIR SERVICES)                                     11,470
 31,028    MACQUARIE GOODMAN GROUP (REAL ESTATE)                                                        18,650
  1,811    MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)        78,523
 11,743    MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                          12,069
  3,964    METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                    15,060
 14,429    MIRVAC GROUP (REAL ESTATE)                                                                   19,530
 11,394    NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                   287,741
  2,599    NEWCREST MINING LIMITED (METAL MINING)                                                       78,275
  6,997    ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                  25,041
  1,957    ORICA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  48,111
  4,780    ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                 72,594
 16,176    OZ MINERALS LIMITED (METAL MINING)                                                           16,996
  3,321    PALADIN ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                  12,038
  5,749    QANTAS AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                               14,983

                                     Wells Fargo Advantage Master Portfolios 131

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

          SHARES    SECURITY NAME                                                                     VALUE
AUSTRALIA (continued)
           5,576    QBE INSURANCE GROUP LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)               $   106,583
           2,371    RIO TINTO LIMITED (METAL MINING)                                                    170,579
           4,465    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                60,067
             865    SIMS GROUP LIMITED (PRIMARY METAL INDUSTRIES)                                        17,193
           2,009    SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                           26,492
           7,216    SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                         5,993
          12,984    STOCKLAND (REAL ESTATE)                                                              47,540
           6,918    SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                     54,215
           3,474    TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                           21,997
           6,639    TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                               14,987
          23,416    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                         64,248
           3,559    TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                      24,233
           6,587    TRANSURBAN GROUP (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
                    TRANSPORTATION)                                                                      30,525
           5,573    WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                         162,576
             787    WESFARMERS LIMITED PRICE PROTECTED SHARES (PPS) (MISCELLANEOUS MANUFACTURING
                    INDUSTRIES)                                                                          23,016
          11,306    WESTFIELD GROUP (REAL ESTATE)                                                       125,122
          16,541    WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                               422,579
           2,960    WOODSIDE PETROLEUM LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                127,392
           6,744    WOOLWORTHS LIMITED (FOOD STORES)                                                    173,282
             849    WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                            19,828
                                                                                                      4,822,787
                                                                                                    -----------

AUSTRIA: 0.30%
             998    ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)             41,921
           2,181    IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                        11,960
             816    OMV AG (OIL & GAS EXTRACTION)                                                        30,617
             280    RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                     13,312
           1,668    TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                  23,317
             399    VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS &
                    SANITARY SERVICES)                                                                   15,839
             608    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                    TRANSPORTATION EQUIPMENT)                                                            24,595
             199    WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE AGENTS, BROKERS &
                    SERVICE)                                                                             10,509
                                                                                                        172,070
                                                                                                    -----------

BELGIUM: 0.92%
           2,600    ANHEUSER-BUSCH INBEV NV STRIP VVPR (FOOD & KINDRED PRODUCTS)+                            25
           3,926    ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                   197,762
             828    BELGACOM SA (COMMUNICATIONS)                                                         32,342
              78    COLRUYT SA (FOOD STORES)                                                             19,200
             540    DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                          43,396
           2,741    DEXIA (DEPOSITORY INSTITUTIONS)                                                      16,349
          11,989    FORTIS (DEPOSITORY INSTITUTIONS)                                                     42,685
           9,100    FORTIS STRIP VVPR (DEPOSITORY INSTITUTIONS)+                                             25
             433    GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                      38,260
             864    KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                               41,841
             155    MOBISTAR SA (COMMUNICATIONS)                                                          9,539
             170    NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                         8,909
             323    SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                              33,204
             522    UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                 22,290
             589    UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                20,569
                                                                                                        526,396
                                                                                                    -----------

BERMUDA: 0.06%
              50    INDEPENDENT TANKERS CORPORATION LIMITED (CRUDE PETROLEUM & NATURAL GAS)+                 40
           1,499    SEADRILL LIMITED (OIL & GAS EXTRACTION)                                              34,933
                                                                                                         34,973
                                                                                                    -----------

132 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

          SHARES    SECURITY NAME                                                                      VALUE
CHINA: 0.08%
           4,098    CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                  $     6,851
          16,000    MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                    EXCEPT FUELS)+                                                                        7,398
          10,400    SANDS CHINA LIMITED (CASINO & GAMING)                                                16,529
           8,000    SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)         15,703
                                                                                                         46,481
                                                                                                    -----------

CYPRUS: 0.03%
           2,942    BANK OF CYPRUS PUBLIC COMPANY LIMITED (INSURANCE CARRIERS)                           18,597
                                                                                                    -----------

DENMARK: 0.93%
               7    A.P. MOLLER-MAERSK A/S CLASS A (WATER TRANSPORTATION)                                53,340
               3    A.P. MOLLER-MAERSK A/S CLASS B (WATER TRANSPORTATION)                                21,848
             612    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                              51,365
             118    COLOPLAST AS CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                    PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                     12,995
           2,428    DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                59,733
           1,150    DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                 20,551
             300    H. LUNDBECK AS (CHEMICALS & ALLIED PRODUCTS)                                          5,655
           2,402    NOVO NORDISK AS CLASS B (CHEMICALS & ALLIED PRODUCTS)                               186,388
             256    NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                              28,332
              83    TOPDANMARK A/S (INSURANCE CARRIERS)+                                                 10,812
             123    TRYGVESTA A/S (INSURANCE CARRIERS)                                                    8,118
           1,148    VESTAS WIND SYSTEMS A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                    COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                              62,380
             120    WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                    PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                     8,491
                                                                                                        530,008
                                                                                                    -----------

FINLAND: 1.20%
             707    ELISA OYJ (COMMUNICATIONS)                                                           14,581
           2,388    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                       58,411
             338    KESKO OYJ (WHOLESALE TRADE-DURABLE GOODS)                                            13,303
             825    KONE OYJ (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  34,097
             657    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   21,217
             664    NESTE OIL OYJ LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                      11,578
          20,376    NOKIA OYJ (COMMUNICATIONS)                                                          317,315
             550    NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                        14,285
             668    OKO BANK (DEPOSITORY INSTITUTIONS)                                                    7,507
             463    ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                    MEDICAL & OPTICAL)                                                                   10,243
             638    OUTOKUMPU OYJ (PRIMARY METAL INDUSTRIES)                                             14,003
             400    RAUTARUUKKI OYJ (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                    EQUIPMENT)                                                                            8,644
           2,259    SAMPO OYJ (BUSINESS SERVICES)                                                        59,924
             420    SANOMAWSOY OYJ (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             9,303
           3,160    STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                             24,072
           2,830    UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                            37,555
             488    WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                24,717
                                                                                                        680,755
                                                                                                    -----------

FRANCE: 9.80%
             787    ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        43,539
             153    AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                           12,597
             700    AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                               11,067
           1,365    AIR LIQUIDE SA (CHEMICALS & ALLIED PRODUCTS)                                        163,863
          12,444    ALCATEL SA (COMMUNICATIONS)                                                          39,346
           1,085    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 67,660
             235    ATOS ORIGIN SA (BUSINESS SERVICES)                                                   11,801
           9,237    AXA SA (INSURANCE CARRIERS)                                                         205,479
              71    BIOMERIEUX (HEALTH SERVICES)                                                          8,154
           5,207    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                            399,887

                                     Wells Fargo Advantage Master Portfolios 133

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
FRANCE (continued)
  1,203    BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)              $    60,476
    251    BUREAU VERITAS SA (SOCIAL SERVICES)                                                           13,323
    786    CAP GEMINI SA (BUSINESS SERVICES)                                                             38,717
  3,452    CARREFOUR SA (FOOD STORES)                                                                   166,379
    300    CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                    25,385
    341    CHRISTIAN DIOR SA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
           MATERIALS)                                                                                    36,376
    192    CNP ASSURANCES (INSURANCE CARRIERS)                                                           18,132
  2,094    COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
           DEALERS)                                                                                     100,686
    743    COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING
           INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                21,079
    798    COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS
           PRODUCTS)                                                                                     58,806
  5,050    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                  88,397
    336    DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 19,875
    210    EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   10,862
  1,271    ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                     69,354
     27    ERAMET (METAL MINING)                                                                          9,294
  1,081    ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING
           INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                 69,017
    143    EURAZEO (HOLDING & OTHER INVESTMENT OFFICES)                                                   9,933
    511    EUTELSAT COMMUNICATIONS (COMMUNICATIONS)                                                      18,166
    120    FONCIERE DES REGIONS (REAL ESTATE)                                                            13,217
 10,080    FRANCE TELECOM SA (COMMUNICATIONS)                                                           241,182
  6,758    GAZ DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                            261,052
  1,715    GDF SUEZ (ENERGY)                                                                                  2
     97    GECINA SA (REAL ESTATE)                                                                       10,735
  2,992    GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                      180,235
  2,562    GROUPE EUROTUNNEL SA (RAILROAD TRANSPORTATION)                                                26,108
    283    HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
           MATERIALS)                                                                                    39,313
    126    ICADE (HOLDING & OTHER INVESTMENT OFFICES)                                                    14,025
     84    ILIAD SA (BUSINESS SERVICES)                                                                   8,662
    176    IMERYS SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                 10,849
    131    IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                            6,397
    345    JC DECAUX SA (BUSINESS SERVICES)                                                               9,641
    472    KLEPIERRE (REAL ESTATE)                                                                       18,539
  1,303    L'OREAL SA (COSMETICS, PERSONAL CARE)                                                        137,026
  1,074    LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           75,576
    611    LAGARDERE SCA (COMMUNICATIONS)                                                                24,724
    544    LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                    17,186
  1,333    LVMH MOET HENNESSY LOUIS VUITTON SA (HOLDING COMPANIES-DIVERSIFIED)                          155,808
    334    M6 METROPOLE TELEVISION (AMUSEMENT & RECREATION SERVICES)                                      8,639
  4,508    NATIXIS (DEPOSITORY INSTITUTIONS)                                                             24,324
    166    NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           13,266
    655    PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      7,522
  1,064    PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                       90,350
    788    PEUGEOT SA (AUTOMOBILE)                                                                       23,202
    408    PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                    54,319
    645    PUBLICIS GROUPE (BUSINESS SERVICES)                                                           27,599
    994    RENAULT SA (AUTOMOBILE)                                                                       46,586
    972    SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                          25,338
  5,781    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                              430,930
  1,283    SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)    150,484
    858    SCOR SE (INSURANCE CARRIERS)                                                                  21,671
    138    SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                               10,566
    117    SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (HEAVY CONSTRUCTION OTHER THAN BUILDING
           CONSTRUCTION CONTRACTS)                                                                        8,415
  3,415    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                   214,780

134 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
FRANCE (continued)
          609    SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                    $    11,298
          513    SODEXHO ALLIANCE SA (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                            30,660
        1,466    SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                               33,740
          557    TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                    45,289
          463    THALES SA (TRANSPORTATION EQUIPMENT)                                                    18,585
       11,588    TOTAL SA (OIL & GAS EXTRACTION)                                                        672,694
          496    UNIBAIL (REAL ESTATE)                                                                  100,488
          312    VALLOUREC SA (PIPELINES)                                                                62,915
        2,149    VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                74,537
        2,405    VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)               141,740
        6,686    VIVENDI SA (COMMUNICATIONS)                                                            178,938
                                                                                                      5,576,802
                                                                                                    -----------

GERMANY: 7.24%
        1,125    ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS)                                                                      60,171
        2,468    ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                       309,440
        4,994    BASF AG (OIL & GAS EXTRACTION)                                                         309,737
        4,510    BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                 305,059
        1,780    BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                  82,174
          480    BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                              28,711
          441    CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                              14,099
        3,858    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                33,042
        4,903    DAIMLER AG (AUTOMOBILE)                                                                230,818
        3,207    DEUTSCHE BANK AG (BANKING)                                                             247,028
        1,048    DEUTSCHE BOERSE AG (BUSINESS SERVICES)                                                  77,682
        1,187    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                           19,688
        4,549    DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                              78,921
          453    DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                          14,534
       15,406    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                   208,810
       10,441    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                            385,482
          190    FRAPORT AG (TRANSPORTATION SERVICES)                                                    10,004
        1,029    FRESENIUS MEDICAL CARE AG & COMPANY (HEALTH SERVICES)                                   58,060
          146    FRESENIUS SE (HEALTH SERVICES)                                                          10,867
          810    GEA GROUP AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                               18,774
          313    HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                      15,456
          765    HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                            42,673
          707    HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                               32,758
          217    HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                               18,236
        5,832    INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                 40,480
          926    K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                    56,194
          816    LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                               97,362
          567    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         47,465
          352    MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                28,526
          617    METRO AG (FOOD STORES)                                                                  36,601
        1,074    MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                     174,289
           31    PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                9,821
        2,278    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                             201,837
          202    SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                18,752
        4,666    SAP AG (BUSINESS SERVICES)                                                             225,995
        4,518    SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    452,481
          434    SOLARWORLD AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   6,545
          343    SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                  7,570
        1,798    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                              61,817
          719    TUI AG (AMUSEMENT & RECREATION SERVICES)                                                 8,085
          651    UNITED INTERNET AG (BUSINESS SERVICES)                                                   9,874

                                     Wells Fargo Advantage Master Portfolios 135

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

          SHARES    SECURITY NAME                                                                      VALUE
   GERMANY (continued)
             159    VOLKSWAGEN AG (AUTOMOBILE)                                                      $    15,355
              81    WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                       12,078
                                                                                                      4,123,351
                                                                                                    -----------

GREECE: 0.39%
           2,509    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                              23,755
             995    COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                     26,824
           1,711    EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)+                                  15,715
             580    HELLENIC PETROLEUM SA (PETROLEUM REFINING & RELATED INDUSTRIES)                       6,643
           1,270    HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                         15,764
           3,291    MARFIN INVESTMENT GROUP SA (INVESTMENT COMPANIES)                                     7,556
           3,263    NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                 65,667
           1,160    OPAP SA (AMUSEMENT & RECREATION SERVICES)                                            26,321
           1,568    PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)+                                           13,702
             600    PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                      10,535
             300    TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      7,942
                                                                                                        220,424
                                                                                                    -----------

HONG KONG: 2.36%
           1,000    ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                    COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                9,473
           7,802    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                  28,739
          20,000    BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                             47,706
           6,000    CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                               12,643
           8,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                          103,036
           2,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL
                    CONTRACTORS & OPERATIVE BUILDERS)                                                     7,741
          11,000    CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                             78,630
           6,208    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                              48,973
          11,000    FOXCONN INTERNATIONAL HOLDINGS LIMITED (ELECTRONIC & OTHER ELECTRICAL
                    EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                  11,603
          24,000    GENTING INTERNATIONAL PLC (REAL ESTATE)+                                             15,183
           4,000    HANG LUNG GROUP LIMITED (REAL ESTATE)                                                21,225
          11,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                           44,344
           4,100    HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                     57,136
           6,000    HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                             42,271
          21,220    HONG KONG & CHINA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)            52,912
             400    HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)             5,051
           7,500    HONG KONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)              44,483
           6,000    HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS,
                    DEALERS, EXCHANGES & SERVICES)                                                      100,151
           3,000    HOPEWELL HOLDINGS (REAL ESTATE)                                                       8,887
          12,000    HUTCHISON WHAMPOA LIMITED (BUSINESS SERVICES)                                        87,787
           3,701    HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                      10,701
           3,976    KERRY PROPERTIES LIMITED (REAL ESTATE)                                               21,329
          12,200    LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                    60,024
           3,500    LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                 6,320
           7,946    MTR CORPORATION LIMITED (RAILROAD TRANSPORTATION)                                    30,088
          13,387    NEW WORLD DEVELOPMENT LIMITED (REAL ESTATE)                                          26,208
          10,800    NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                         23,623
           4,449    NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                             8,882
           1,200    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                          8,895
          18,977    PCCW LIMITED (COMMUNICATIONS)                                                         5,646
          10,050    SINO LAND COMPANY (REAL ESTATE)                                                      19,701
           8,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                       120,346
           4,500    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                            54,133
           2,000    TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                        9,685
          11,606    THE LINK REIT (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                    SERVICES)                                                                            28,610

136 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

         SHARES    SECURITY NAME                                                                       VALUE
HONG KONG (continued)
          7,625    WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                        $   42,965
          5,000    WHEELOCK & COMPANY (HOLDING & OTHER INVESTMENT OFFICES)                               14,747
          1,000    WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                       9,144
          3,500    YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE
                   FROM FABRICS & SIMILAR MATERIALS)(a)                                                  12,123
                                                                                                      1,341,144
                                                                                                    -----------

IRELAND: 0.36%
          6,409    ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(a)                              0
          3,798    CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      94,826
          2,565    ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                   19,331
          5,517    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                            54,293
            726    KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                             22,553
            480    RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                     13,042
                                                                                                        204,045
                                                                                                    -----------

ITALY: 3.06%
          5,668    AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                           10,633
          6,353    ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                      152,479
          1,402    ATLANTIA SPA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)          32,722
            528    AUTOGRILL SPA (EATING & DRINKING PLACES)                                               6,425
          3,355    BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                             9,165
         11,380    BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                         16,846
          2,043    BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                              12,686
          3,318    BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)                                          23,080
         35,815    ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                         200,266
         14,304    ENI SPA (OIL & GAS EXTRACTION)                                                       335,583
            375    EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                          6,514
          4,103    FIAT SPA (COMMON) (TRANSPORTATION EQUIPMENT)                                          53,422
          2,204    FINMECCANICA SPA (TRANSPORTATION BY AIR)                                              29,411
            322    FONDIARIA SAI SPA (INSURANCE CARRIERS)                                                 4,845
         41,907    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                            156,079
          4,832    INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)+                                        14,472
            367    ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               4,243
            600    LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                      16,046
          3,858    MEDIASET SPA (COMMUNICATIONS)                                                         33,141
          2,578    MEDIOBANCA SPA (HOLDING & OTHER INVESTMENT OFFICES)+                                  27,699
          1,138    MEDIOLANUM SPA (INSURANCE CARRIERS)                                                    6,659
          8,824    PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                24,164
         13,596    PIRELLI & COMPANY SPA (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                       8,355
            516    PRYSMIAN SPA (COMMUNICATIONS)                                                         10,140
          1,421    SAIPEM SPA (OIL & GAS EXTRACTION)                                                     54,987
          7,773    SNAM RETE GAS SPA (ELECTRIC, GAS & SANITARY SERVICES)                                 39,396
         32,340    TELECOM ITALIA RSP SPA (COMMUNICATIONS)                                               36,473
         53,959    TELECOM ITALIA SPA (COMMUNICATIONS)                                                   77,690
          7,079    TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                         30,620
         89,048    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                    263,097
          3,087    UNIONE DI BANCHE SCPA (DEPOSITORY INSTITUTIONS)                                       41,653
          3,829    UNIPOL SPA (INSURANCE AGENTS, BROKERS & SERVICE)                                       4,323
                                                                                                      1,743,314
                                                                                                    -----------

JAPAN: 22.09%
          2,000    77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             11,424
            100    ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                  3,198
            300    ACOM COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         4,910

                                     Wells Fargo Advantage Master Portfolios 137

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
JAPAN (continued)
    900    ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                      $    22,507
  3,400    AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             38,586
    400    AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                       4,749
    500    AEON MALL COMPANY LIMITED (REAL ESTATE)                                                       10,541
  1,000    AIR WATER INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                          11,445
  1,000    AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                        29,950
  4,000    AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                      39,619
    200    ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                               8,621
  5,000    ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                    14,280
  2,000    AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                16,772
  5,000    AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  7,060
  2,100    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                             39,376
  6,000    ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          67,579
  7,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         37,662
  1,000    ASICS CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
           MATERIALS)                                                                                     9,776
  2,500    ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                    90,518
  2,000    BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                               18,419
  7,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                            34,292
    400    BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                    17,328
  3,300    BRIDGESTONE CORPORATION (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                            56,335
  1,100    BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                    13,296
  5,800    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                          268,628
    300    CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                         4,085
  1,200    CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)        9,229
      8    CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                       60,926
  4,000    CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  23,917
  1,000    CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)          9,926
  3,600    CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                 89,990
  1,200    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                           22,565
  1,500    CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                 10,252
    300    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                 4,906
  3,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                               7,252
    800    CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                            12,408
  3,000    DAI NIPPON PRINTING COMPANY LIMITED (BUSINESS SERVICES)                                       40,528
  2,000    DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                              13,755
  2,000    DAIDO STEEL COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                         8,407
  1,000    DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                      9,552
  3,700    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  69,298
  1,300    DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
           DEALERS)                                                                                      53,188
    800    DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                        7,333
    400    DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                        19,296
  3,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
           OPERATIVE BUILDERS)                                                                           33,854
  9,000    DAIWA SECURITIES GROUP INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
           & SERVICES)                                                                                   47,363
      2    DENA COMPANY LIMITED (BUSINESS SERVICES)                                                      14,804
  3,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                             12,900
  2,600    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                  77,452
    900    DENTSU INCORPORATED (BUSINESS SERVICES)                                                       23,653
  1,100    DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)         6,624
  1,900    EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                         132,100
  1,400    EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           49,941
    680    ELECTRIC POWER DEVELOPMENT COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                        22,402
    900    ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                 17,723
    300    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                        9,546
  1,100    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                   116,718

138 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
JAPAN (continued)
          300    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                        $    52,145
        3,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                      8,183
        3,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                              15,531
            3    FUJI TELEVISION NETWORK INCORPORATED (MEDIA)                                             4,444
        2,500    FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING
                 INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           86,105
       10,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                65,462
        4,000    FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                          16,986
        4,000    FURUKAWA ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                 & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                20,794
        2,000    GS YUASA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                              13,499
        2,000    GUNMA BANK LIMITED (BUSINESS SERVICES)                                                  11,060
          120    HAKUHODO DY HOLDINGS INCORPORATED (BUSINESS SERVICES)                                    6,315
        6,800    HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                          31,494
        1,000    HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                           4,225
          200    HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  23,061
          400    HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)             14,868
          600    HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                          12,964
          600    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (HEAVY CONSTRUCTION OTHER
                 THAN BUILDING CONSTRUCTION CONTRACTS)+                                                  14,177
          400    HITACHI HIGH-TECHNOLOGIES CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                    9,177
       24,000    HITACHI LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                              89,592
        1,000    HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                       10,514
        1,000    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                 SERVICES)                                                                               19,189
        7,000    HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                         15,349
        1,000    HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                     21,992
        9,000    HONDA MOTOR COMPANY LIMITED (AUTOMOBILE)                                               317,681
        2,200    HOYA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                              60,454
          700    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  24,110
          100    IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                    7,573
            5    INPEX HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                      36,688
        1,960    ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                               21,070
        7,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS
                 MANUFACTURING INDUSTRIES)                                                               12,804
        6,000    ISUZU MOTORS LIMITED (AUTOMOBILE)                                                       16,237
          300    ITO EN LIMITED (EATING & DRINKING PLACES)                                                4,643
        8,000    ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                      70,082
          200    ITOCHU TECHNO-SCIENCE CORPORATION (BUSINESS SERVICES)                                    6,568
        2,800    J FRONT RETAILING COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                  16,472
          200    JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                               5,252
          200    JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                              10,140
            3    JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE)                                  6,678
            3    JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE)                                  25,575
            8    JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE)                                   9,413
        2,000    JAPAN STEEL WORKS (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              22,912
           25    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                           93,058
        2,700    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                   108,734
        1,000    JGC CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                               17,841
        4,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             17,841
        1,300    JS GROUP CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                 HOME DEALERS)                                                                           26,462
        1,000    JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                           20,890
        1,000    JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                            11,809
           13    JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                             15,018
        5,000    KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                               12,247
        2,000    KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                      16,087
        2,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                        12,964
        4,200    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                 SERVICES)                                                                               96,228
        1,000    KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                               8,151
        2,900    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                           73,516

                                     Wells Fargo Advantage Master Portfolios 139

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
JAPAN (continued)
        8,000    KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)         $    22,077
        4,000    KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                    15,959
           16    KDDI CORPORATION (COMMUNICATIONS)                                                       82,832
        3,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)               24,644
        3,000    KEIO CORPORATION (RAILROAD TRANSPORTATION)                                              20,248
        2,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                       12,172
          200    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                              47,791
        1,000    KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                          11,702
        1,000    KINDEN CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                                8,760
        9,000    KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                          28,014
        5,000    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                 73,751
       13,000    KOBE STEEL LIMITED (PRIMARY METAL INDUSTRIES)+                                          27,950
        1,000    KOITO MANUFACTURING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                          14,847
        5,100    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               106,921
          500    KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              9,643
        2,500    KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING
                 INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           29,174
        6,000    KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             54,680
        2,000    KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                         26,912
          600    KURITA WATER INDUSTRIES LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                     16,975
          900    KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                              87,699
        2,000    KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                         20,644
        2,100    KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                 SERVICES)                                                                               45,711
          400    LAWSON INCORPORATED (FOOD STORES)                                                       17,071
          200    MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  11,509
          600    MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             19,767
        9,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                55,931
        1,100    MARUI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                       7,977
          200    MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                   4,056
          600    MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                  4,287
       10,700    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRONIC & OTHER
                 ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                          163,665
        2,000    MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                 SUPPLY & MOBILE HOME DEALERS)                                                           25,243
        8,000    MAZDA MOTOR CORPORATION (AUTOMOBILE)                                                    22,505
          400    MCDONALD'S HOLDINGS COMPANY LIMITED (FOOD STORES)                                        8,121
          700    MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)              8,289
          400    MEIJI HOLDINGS COMPANY LIMITED (PHARMACEUTICALS)+                                       15,531
        3,900    MILLEA HOLDINGS INCORPORATED (INSURANCE AGENTS, BROKERS & SERVICE)                     109,837
        2,000    MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  12,172
        6,500    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                  33,234
        6,900    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                             180,821
       11,000    MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                    101,070
        7,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                        114,558
        2,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)              12,044
       17,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                     70,371
        1,000    MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION &
                 WAREHOUSING)                                                                            12,429
        6,000    MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS,
                 EXCEPT FUELS)                                                                           17,264
       19,000    MITSUBISHI MOTORS CORPORATION (AUTOMOBILE)+                                             25,810
       69,170    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                  362,534
          300    MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)          10,910
        9,400    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                               157,957
        5,000    MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                             15,135
        4,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)             9,969
        5,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                            84,875
        3,000    MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                  8,985
        6,000    MITSUI OSK LINES LIMITED (WATER TRANSPORTATION)                                         43,063

140 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
JAPAN (continued)
  3,061    MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)               $    84,964
  5,000    MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                  18,772
    400    MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                         8,754
 74,500    MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                147,422
  8,000    MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                               8,044
  1,200    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        68,157
  1,000    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                           9,744
 14,000    NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                    42,079
  1,000    NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           20,398
  1,000    NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                     13,584
  1,000    NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                          9,177
    600    NIDEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    64,306
  1,700    NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                            37,113
    500    NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                          167,398
      3    NIPPON BUILDING FUND INCORPORATED (REAL ESTATE)                                               25,832
  2,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                28,174
  5,000    NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                      21,500
  1,000    NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                    12,654
  5,000    NIPPON MINING HOLDINGS INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)(a)              23,818
  7,000    NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)(a)                           33,346
    500    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                     12,862
  3,000    NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
           MOBILE HOME DEALERS)                                                                           8,857
 28,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                          109,916
  2,800    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                    118,002
  8,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                          31,576
  4,000    NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)(a)                                   25,662
  4,000    NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                      11,809
  1,000    NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                              13,991
 13,400    NISSAN MOTOR COMPANY LIMITED (AUTOMOBILE)                                                    114,808
    100    NISSHA PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                     3,904
  1,000    NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                   12,910
  4,000    NISSHIN STEEL COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                  8,343
  1,000    NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                     10,354
    400    NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                13,456
    200    NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                       15,189
    900    NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         34,945
    600    NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                     9,030
 20,100    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
           SERVICES)                                                                                    148,132
    500    NOMURA REAL ESTATE HOLDING INCORPORATED (REAL ESTATE)                                          7,712
      2    NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE)                                                  11,231
    500    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
           EQUIPMENT)                                                                                    11,392
  3,000    NSK LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          23,682
  3,000    NTN CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      13,542
      7    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           23,323
     84    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                     127,945
      6    NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                5,070
  4,000    OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)         17,756
     40    OBIC COMPANY LIMITED (BUSINESS SERVICES)                                                       7,265
  4,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                             33,287
  5,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                           21,927
  1,200    OLYMPUS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                            38,507
  1,100    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           25,532
    500    ONO PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                          22,248
    200    ORACLE CORPORATION JAPAN (BUSINESS SERVICES)                                                   9,274

                                     Wells Fargo Advantage Master Portfolios 141

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
JAPAN (continued)
    300    ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                             $ 20,922
    560    ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         49,657
 11,000    OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                 39,416
    100    OTSUKA CORPORATION (BUSINESS SERVICES)                                                         6,354
     38    RAKUTEN INCORPORATED (BUSINESS SERVICES)                                                      27,477
  2,600    RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                        32,872
  4,000    RICOH COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                62,467
    200    RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)        10,504
    600    ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           44,796
    300    SANKYO COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                      14,841
    400    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                           12,006
 10,000    SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
           EQUIPMENT)+                                                                                   16,045
  1,500    SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                 6,851
  1,000    SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                            5,220
     87    SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                17,169
  1,200    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           52,498
  1,100    SEGA SAMMY HOLDINGS INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                     13,319
    700    SEIKO EPSON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              10,872
  3,000    SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
           OPERATIVE BUILDERS)                                                                           20,344
  3,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)        29,971
  2,900    SENSHU IKEDA HOLDINGS INCORPORATED (BANKING)+                                                  5,273
  4,220    SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                             101,968
      3    SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   6,033
  5,200    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           65,021
  1,000    SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)               28,335
  2,000    SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                            16,023
    400    SHIMANO INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 17,692
    100    SHIMANURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         8,857
  3,000    SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)          12,515
  2,300    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                             133,586
    300    SHINKO ELECTRIC INDUSTRIES (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                     4,640
  3,000    SHINKO SECURITIES COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                         9,498
  5,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 6,043
  1,600    SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      30,429
  1,900    SHISEIDO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        41,256
  3,000    SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               26,153
  8,000    SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                  18,055
  1,000    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                   6,760
    300    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      40,721
  4,100    SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                    100,998
  6,400    SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                            12,391
  5,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)(a)                                    35,642
  5,500    SONY CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                          210,611
      5    SONY FINANCIAL HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                     16,419
    300    SQUARE ENIX COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                  6,559
    800    STANLEY ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        15,514
    600    SUMCO CORPORATION (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                           12,759
  9,000    SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                               43,994
  6,100    SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                   70,141
  4,100    SUMITOMO ELECTRIC INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        50,258
  3,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
           EQUIPMENT)                                                                                    18,066
 18,000    SUMITOMO METAL INDUSTRIES LIMITED (PRIMARY METAL INDUSTRIES)                                  54,487
  3,000    SUMITOMO METAL MINING COMPANY LIMITED (METAL MINING)                                          44,636
  7,000    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)            231,362
  2,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                   38,058
    900    SUMITOMO RUBBER INDUSTRIES (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                          7,932

142 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
JAPAN (continued)
  8,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                       $    46,893
  1,000    SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  8,942
    400    SUZUKEN COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                   14,098
  1,900    SUZUKI MOTOR CORPORATION (AUTOMOBILE)                                                         41,926
  1,500    T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                35,506
  4,000    TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           5,733
  5,000    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           11,017
  1,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                       18,184
  2,000    TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                  19,553
  2,000    TAKASHIMAYA COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                      16,430
  4,100    TAKEDA PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                      180,463
  1,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  14,119
    700    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      46,572
  5,000    TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                        16,793
    900    TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                            47,941
  1,000    THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                            13,499
  1,500    THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)           29,811
  2,000    THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                          11,381
  3,000    THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                          12,675
  1,000    THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 9,509
    600    THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  13,092
    200    TOA MEDICAL ELECTRONICS COMPANY (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                              11,723
  5,000    TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                        27,757
    600    TOHO COMPANY LIMITED TOKYO (AMUSEMENT & RECREATION SERVICES)                                   9,665
  3,000    TOHO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                  16,365
  2,300    TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                48,613
  2,000    TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                            11,081
  6,600    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                175,925
  1,000    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                           66,317
 13,000    TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                 57,290
    500    TOKYO STEEL MANUFACTURING COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                           6,263
  2,000    TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                           7,188
  6,000    TOKYU CORPORATION (RAILROAD TRANSPORTATION)                                                   25,094
  2,000    TOKYU LAND CORPORATION (REAL ESTATE)                                                           7,637
  2,000    TONENGENERAL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)                              16,879
  3,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                    27,083
  7,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                         40,881
 22,000    TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                          113,659
  3,000    TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                7,637
  2,000    TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 13,627
    800    TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           14,171
  1,000    TOYO SUISAN KAISHA LIMITED (FOOD STORES)                                                      25,864
    400    TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                       11,214
    300    TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                          5,763
  1,000    TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                      28,559
 16,100    TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                        644,930
  1,100    TOYOTA TSUSHO CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                     17,249
    600    TREND MICRO INCORPORATED (BUSINESS SERVICES)                                                  20,922
    300    TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                8,712
  5,000    UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                    12,836
    200    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                            19,318
  1,000    UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     8,268
    600    USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           MEDICAL & OPTICAL)                                                                            10,179
    120    USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           8,151
      9    WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                          30,998
     79    YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                     28,773

                                     Wells Fargo Advantage Master Portfolios 143

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
JAPAN (continued)
          500    YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                            $    13,488
          470    YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                 STORES)                                                                                 34,688
        1,000    YAMAGUCHI FINANCIAL GROUP (HOLDING & OTHER INVESTMENT OFFICES)                          10,942
          800    YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                     10,328
        1,100    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                 16,484
        2,200    YAMATO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                 WAREHOUSING)                                                                            30,921
          200    YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                  6,642
        1,000    YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                               12,376
        1,000    YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   9,145
        1,200    YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  10,448
                                                                                                     12,574,335
                                                                                                    -----------

LUXEMBOURG: 0.59%
        4,671    ARCELORMITTAL (IRON, STEEL)                                                            204,976
          414    MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)                                     37,039
        1,519    SES FDR (BUSINESS SERVICES)                                                             38,355
        2,539    TENARIS SA (PRIMARY METAL INDUSTRIES)                                                   54,800
                                                                                                        335,170
                                                                                                    -----------

NETHERLANDS: 2.75%
        8,397    AEGON NV (INSURANCE CARRIERS)                                                           57,501
        1,246    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                             71,010
        2,319    ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                82,877
          344    BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                           13,184
          276    CORIO NV (REAL ESTATE)                                                                  18,428
        2,186    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (AEROSPACE, DEFENSE)                        43,978
          359    FUGRO NV (OIL & GAS EXTRACTION)                                                         23,464
          599    HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                           26,646
        1,317    HEINEKEN NV (FOOD & KINDRED PRODUCTS)                                                   67,684
       19,805    ING GROEP NV (FINANCIAL SERVICES)                                                      197,733
        6,408    KONINKLIJKE AHOLD NV (FOOD STORES)                                                      85,425
          828    KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                        36,922
        5,291    KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL
                 EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     169,653
          163    KONINKLIJKE VOPAK NV (TRANSPORTATION SERVICES)                                          12,837
        1,258    QIAGEN NV (HEALTH SERVICES)+                                                            28,970
          527    RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                25,044
        3,884    REED ELSEVIER NV (HOLDING & OTHER INVESTMENT OFFICES)                                   47,203
        9,091    ROYAL KPN NV (COMMUNICATIONS)                                                          144,030
          884    SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                               17,689
        3,716    STMICROELECTRONICS (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                    36,990
        1,995    TNT NV (TRANSPORTATION SERVICES)                                                        57,205
        8,919    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                  269,780
        1,514    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                            32,831
                                                                                                      1,567,084
                                                                                                    -----------

NEW ZEALAND: 0.12%
        7,944    AUCKLAND INTERNATIONAL AIRPORT LIMITED (TRANSPORTATION BY AIR)                          10,947
        1,646    CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                              7,483
        3,196    FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                                    18,957
          885    NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             6,684
        2,983    SKY CITY ENTERTAINMENT GROUP LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                6,823
       10,406    TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                             16,040
                                                                                                         66,934
                                                                                                    -----------

144 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

 SHARES    SECURITY NAME                                                                               VALUE
NORWAY: 0.66%
  4,861    DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                    $    55,536
  3,558    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                        27,120
  4,141    ORKLA ASA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            36,615
  1,724    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                           8,064
  6,102    STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                        141,277
  4,493    TELENOR ASA (COMMUNICATIONS)                                                                  60,933
  1,000    YARA INTERNATIONAL ASA (CHEMICALS & ALLIED PRODUCTS)                                          43,411
                                                                                                        372,956
                                                                                                    -----------

PORTUGAL: 0.25%
 12,164    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                        13,538
  2,721    BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                             14,700
    932    BRISA-AUTO ESTRADAS DE PORTUGAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
           CONSTRUCTION CONTRACTS)                                                                        7,905
  1,220    CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                        9,219
  9,467    ENERGIAS DE PORTUGAL SA (ELECTRIC, GAS & SANITARY SERVICES)                                   37,631
    799    GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                   13,878
  1,142    JERONIMO MARTINS (FOOD & KINDRED PRODUCTS)                                                    11,568
  3,172    PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                     35,465
                                                                                                        143,904
                                                                                                    -----------

SINGAPORE: 1.41%
  8,000    ASCENDAS REIT (REAL ESTATE)                                                                   10,980
 14,000    CAPITALAND LIMITED (REAL ESTATE)                                                              39,730
 11,670    CAPITAMALL TRUST (REAL ESTATE)                                                                14,765
  7,000    CAPITAMALLS ASIA LIMITED (REAL ESTATE)                                                        11,308
  3,000    CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                       22,731
 10,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                   11,151
  7,000    COSCO CORPORATION SINGAPORE LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                       6,205
  9,500    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                          97,109
  5,000    FRASER & NEAVE LIMITED (HEALTH SERVICES)                                                      17,156
 34,672    GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                         14,375
  1,122    JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE-DURABLE GOODS)                              23,564
     40    K-REIT ASIA (REAL ESTATE)                                                                         31
  7,000    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                45,634
  5,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                            7,184
  6,590    OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                            12,201
 14,130    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                         87,975
  4,980    SEMBCORP INDUSTRIES LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
           SERVICES)                                                                                     14,702
  5,000    SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                            14,976
  2,600    SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)                                            28,250
  5,000    SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                27,342
  9,000    SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                   24,576
  7,000    SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (ENGINEERING, ACCOUNTING, RESEARCH
           MANAGEMENT & RELATED SERVICES)                                                                15,962
 43,000    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                         97,437
  4,000    STARHUB LIMITED (COMMUNICATIONS)                                                               6,548
  7,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                        96,172
  3,000    UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                     8,363
  7,000    WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                        33,525
  9,000    YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)             7,463
                                                                                                        797,415
                                                                                                    -----------

SOUTH AFRICA: 0.07%
    490    RANDGOLD RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)         37,290
                                                                                                    -----------

                                     Wells Fargo Advantage Master Portfolios 145

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                          VALUE
SPAIN: 3.80%
       1,533    ABERTIS INFRAESTRUCTURAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                CONSTRUCTION CONTRACTS)                                                             $    29,505
         132    ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)               14,639
         724    ACERINOX SA (PRIMARY METAL INDUSTRIES)                                                   14,252
         770    ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (RAILROAD TRANSPORTATION)                     35,526
      19,358    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                            264,858
       4,664    BANCO DE SABADE (DEPOSITORY INSTITUTIONS)                                                25,752
       1,104    BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)+                                           7,038
       4,650    BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                       34,229
      45,146    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                            600,008
       1,471    BANKINTER SA (DEPOSITORY INSTITUTIONS)                                                   12,239
       2,363    CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA
                (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          22,979
       4,355    CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                SERVICES)                                                                                21,581
       1,131    EDP RENOVAVEIS SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)+                                                                      8,837
         928    ENAGAS (ELECTRIC, GAS & SANITARY SERVICES)                                               20,336
         197    FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN
                BUILDING CONSTRUCTION CONTRACTS)                                                          7,212
         945    GAMESA CORPORATION TECNOLOGICA SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                   12,955
       1,254    GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                   23,153
         511    GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                8,020
         662    GRIFOLS SA (CHEMICALS & ALLIED PRODUCTS)                                                  9,889
       4,378    IBERDROLA RENOVABLES (ELECTRIC UTILITIES)                                                18,183
      20,013    IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                        169,617
       2,472    IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                 8,641
         510    INDRA SISTEMAS SA (BUSINESS SERVICES)                                                    10,456
       1,173    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                               77,322
       3,791    MAPFRE SA (INSURANCE CARRIERS)                                                           13,907
         589    RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                              31,611
       3,944    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                     93,382
         473    SACYR VALLEHERMOSO SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                4,173
      23,236    TELEFONICA SA (COMMUNICATIONS)                                                          550,470
         690    ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 11,957
                                                                                                      2,162,727
                                                                                                    -----------

SWEDEN: 2.69%
       1,768    ALFA LAVAL AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   26,028
       1,687    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                33,013
       3,604    ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          55,902
       2,122    ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          29,741
       1,304    ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                               29,798
       1,192    GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                       28,576
       2,780    HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                180,608
         331    HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                               8,916
       2,110    HUSQVARNA AB B SHARES (COMMUNICATIONS)                                                   15,341
       2,400    INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                         46,035
       1,175    KINNEVIK INVESTMENT AB (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                SERVICES)                                                                                21,643
       1,153    LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                               9,765
      17,856    NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                176,196
         600    RATOS AB B SHARES (HOLDING & OTHER INVESTMENT OFFICES)                                   19,901
       5,422    SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           67,769
       1,692    SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                             26,760
       1,707    SECURITAS AB (BUSINESS SERVICES)                                                         18,203
       8,238    SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                       52,630
       2,340    SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)               42,518
       2,140    SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                               38,025
         992    SSAB SVENSKT STAL AB CLASS A (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                17,833

146 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                         VALUE
SWEDEN (continued)
          475    SSAB SVENSKT STAL AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT
                 MACHINERY & TRANSPORTATION EQUIPMENT)+                                             $     7,710
        3,077    SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                  43,381
        2,614    SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                         76,603
        3,300    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                   33,866
        1,625    SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                     38,844
        1,695    TELE2 AB (COMMUNICATIONS)                                                               28,287
       17,587    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                               185,355
       12,411    TELIASONERA AB (COMMUNICATIONS)                                                         88,090
        2,400    VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                             23,765
        5,795    VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                             58,306
                                                                                                      1,529,408
                                                                                                    -----------

SWITZERLAND: 7.69%
       11,997    ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                              262,036
          555    ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                         25,250
          660    ADECCO SA (BUSINESS SERVICES)                                                           37,463
          420    ARYZTA AG (CONSUMER STAPLES)                                                            18,403
          259    BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                22,967
           83    BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                                   6,168
        2,809    COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING
                 INDUSTRIES)                                                                            108,774
        6,119    CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                          315,409
          211    GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                37,761
           41    GIVAUDAN SA (CHEMICALS & ALLIED PRODUCTS)                                               35,968
        1,321    HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 98,474
        1,093    JULIUS BAER GROUP LIMITED (BANKING)                                                     39,650
        1,093    JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                        13,424
          294    KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                               29,751
            1    LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                          27,077
            5    LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE) (FOOD & KINDRED
                 PRODUCTS)                                                                               11,831
          943    LOGITECH INTERNATIONAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                 15,517
          236    LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                            19,249
       19,013    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                    973,731
          644    NOBEL BIOCARE HOLDING AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       17,224
       11,577    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                              625,294
          140    PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                 11,884
          240    PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                        29,818
        3,854    ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                        625,032
          253    SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                                    22,267
          111    SCHINDLER HOLDING SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                               9,643
           29    SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (PRINTING, PUBLISHING &
                 ALLIED INDUSTRIES)                                                                      39,991
           41    STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                        10,207
          224    SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                            13,320
          166    SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                    52,930
          154    SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                 20,229
        1,857    SWISS REINSURANCE (INSURANCE CARRIERS)                                                  91,406
          125    SWISSCOM AG (COMMUNICATIONS)                                                            45,618
          515    SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                              143,012
       19,347    UBS AG (DEPOSITORY INSTITUTIONS)                                                       314,499
          801    ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                      205,340
                                                                                                      4,376,617
                                                                                                    -----------

UNITED KINGDOM: 20.38%
        4,985    3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                       22,029
          962    ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                  19,270
        1,725    AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               20,915

                                     Wells Fargo Advantage Master Portfolios 147

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                    VALUE
UNITED KINGDOM (continued)
        7,158    ANGLO AMERICAN PLC (COAL MINING)                                              $   312,181
        2,147    ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                          33,884
        1,939    ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                             28,792
        7,965    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                     355,233
        1,175    AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                      32,505
       15,059    AVIVA PLC (INSURANCE CARRIERS)                                                     88,049
       19,270    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                           108,576
        3,541    BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                15,701
       62,944    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                            344,149
       18,520    BG GROUP PLC (OIL & GAS EXTRACTION)                                               320,527
       12,120    BHP BILLITON PLC (COAL MINING)                                                    415,661
      102,860    BP PLC (OIL & GAS EXTRACTION)                                                     973,065
        2,991    BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                        11,029
       10,966    BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                   377,998
        4,539    BRITISH LAND COMPANY PLC (REAL ESTATE)                                             33,138
        6,126    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                      55,963
       41,747    BT GROUP PLC (COMMUNICATIONS)                                                      78,492
        1,712    BUNZL PLC (BUSINESS SERVICES)                                                      18,731
        2,246    BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                 FABRICS & SIMILAR MATERIALS)                                                       24,352
        7,389    CAIRN ENERGY PLC (ENERGY)+                                                         46,757
        3,342    CAPITA GROUP PLC (BUSINESS SERVICES)                                               38,366
          908    CARNIVAL PLC (AMUSEMENT & RECREATION SERVICES)                                     37,272
          128    CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(a)                                     0
       27,925    CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                  124,544
        5,924    COBHAM PLC (TRANSPORTATION EQUIPMENT)                                              23,103
        9,950    COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                        79,421
       13,607    DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                              228,374
        1,890    DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                 10,715
        1,331    EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                              24,076
        2,498    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                           13,609
          928    FRESNILLO PLC (MATERIALS)                                                          11,942
        6,900    G4S PLC (SOCIAL SERVICES)                                                          27,381
       28,478    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                 546,890
        3,693    HAMMERSON PLC (REAL ESTATE)                                                        22,047
        4,544    HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                     18,687
       95,440    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                       967,465
        2,686    ICAP PLC (BUSINESS SERVICES)                                                       15,236
        5,531    IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                     168,705
        2,284    INMARSAT PLC (COMMUNICATIONS)                                                      26,203
        1,332    INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS &
                 OTHER LODGE PLACES)                                                                20,860
        8,168    INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                        39,527
        4,385    INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              22,671
        2,179    INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                  17,823
        6,440    J SAINSBURY PLC (FOOD STORES)                                                      32,015
        1,169    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                  30,973
        1,164    KAZAKHMYS PLC (METAL MINING)                                                       26,972
       12,851    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                               41,811
        4,115    LAND SECURITIES GROUP PLC (REAL ESTATE)                                            42,338
       31,457    LEGAL & GENERAL GROUP PLC (INSURANCE AGENTS, BROKERS & SERVICE)                    42,032
        2,675    LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                            20,439
      207,493    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                    197,644
          772    LONDON STOCK EXCHANGE GROUP PLC (SECURITY & COMMODITY BROKERS,
                 DEALERS, EXCHANGES & SERVICES)                                                      8,324
          799    LONMIN PLC (METAL MINING)                                                          24,710
        9,184    MAN GROUP PLC (BUSINESS SERVICES)                                                  33,657
        8,474    MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                             47,592
       13,265    NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                             129,132

148 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

       SHARES    SECURITY NAME                                                                      VALUE
UNITED KINGDOM (continued)
        1,065    NEW CARPHONE WAREHOUSE (RETAIL, CONSUMER ELECTRONIC PRODUCTS)                     $      2,578
        1,073    NEXT PLC (APPAREL & ACCESSORY STORES)                                                   35,236
       28,717    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                     53,383
        4,357    PEARSON PLC (COMMUNICATIONS)                                                            68,498
        1,074    PETROFAC LIMITED (OIL & GAS EXTRACTION)                                                 19,590
       13,782    PRUDENTIAL PLC (INSURANCE CARRIERS)                                                    114,505
        3,313    RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                  181,844
        6,517    REED ELSEVIER PLC (COMMUNICATIONS)                                                      51,970
       13,673    RESOLUTION LIMITED (INVESTMENT COMPANIES)                                               17,004
        4,544    REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      20,197
        7,531    RIO TINTO PLC (METAL MINING)                                                           446,275
        9,965    ROLLS ROYCE GROUP PLC (TRANSPORTATION EQUIPMENT)                                        90,051
       90,747    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                              60,592
       19,569    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                   566,505
       14,804    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                   407,853
        5,139    SABMILLER PLC (EATING & DRINKING PLACES)                                               150,666
        7,140    SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                              25,906
          637    SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                      13,601
        4,955    SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                      82,786
        3,807    SEGRO PLC (REAL ESTATE)                                                                 18,464
        2,667    SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              24,323
        1,226    SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                    22,232
        3,013    SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             66,480
        4,819    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                        48,009
        2,088    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  35,995
       10,999    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                       300,020
       12,172    STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                 36,997
        2,131    TALKTALK TELECOM GROUP PLC (COMMUNICATIONS)                                              4,172
       43,172    TESCO PLC (FOOD & KINDRED PRODUCTS)                                                    285,278
        4,491    THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                         18,387
        4,572    TOMKINS PLC (BUSINESS SERVICES)                                                         16,374
        2,895    TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     13,245
        4,816    TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                   91,353
        7,041    UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                 206,749
        3,710    UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                          31,471
          714    VEDANTA RESOURCES PLC (PRIMARY METAL INDUSTRIES)                                        30,078
      288,575    VODAFONE GROUP PLC (COMMUNICATIONS)                                                    665,627
          911    WHITBREAD PLC (EATING & DRINKING PLACES)                                                20,377
       11,394    WILLIAM MORRISON SUPERMARKETS PLC (FOOD STORES)                                         50,747
        1,523    WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                            36,794
        6,738    WPP PLC (COMMUNICATIONS)                                                                69,836
       10,373    XSTRATA PLC (METAL MINING)                                                             196,527
                                                                                                     11,598,128
                                                                                                   ------------
UNITED STATES: 0.07%
            7    CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                           28
            1    NYSE EURONEXT INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                 EXCHANGES & SERVICES)                                                                       30
          319    SYNTHES INCORPORATED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                 FABRICS & SIMILAR MATERIALS)+                                                           39,814
                                                                                                         39,872
                                                                                                   ------------
TOTAL COMMON STOCKS (COST $53,322,369)                                                               55,642,987
                                                                                                   ------------

                                     Wells Fargo Advantage Master Portfolios 149

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL INDEX PORTFOLIO

                    SHARES            SECURITY NAME                             EXPIRATION DATE      VALUE
RIGHTS: 0.00%
                       724   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)+             04/09/2010    $         450

TOTAL RIGHTS (COST $0)                                                                                     450
                                                                                                 -------------

WARRANTS: 0.00%
                     2,828   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURE
                             SERVICES)+                                            07/23/2012              253

TOTAL WARRANTS (COST $0)                                                                                   253
                                                                                                 -------------

                                                  DIVIDEND YIELD
PREFERRED STOCKS: 0.34%

     270       BAYERISCHE MOTOREN WERKE AG
               (TRANSPORTATION EQUIPMENT)              1.17%                                             9,556

     439       FRESENIUS AG (HEALTHCARE)               1.31                                             33,145
     956       HENKEL KGAA (CHEMICALS & ALLIED
               PRODUCTS)                               1.32                                             51,468

     476       PORSCHE AG (AUTO & TRUCKS)              0.11                                             29,050
     202       RWE AG (ELECTRIC, GAS & SANITARY
               SERVICES)                               6.26                                             16,613

     565       VOLKSWAGEN AG (TRANSPORTATION
               EQUIPMENT)                              2.36                                             51,816

TOTAL PREFERRED STOCKS (COST $ 156,253)                                                                191,648
                                                                                                 -------------

                                                                         YIELD
SHORT-TERM INVESTMENTS: 0.90%

MUTUAL FUNDS: 0.90%

 511,273       WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)            0.09                         511,273
                                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 511,273)                                                          511,273
                                                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $53,989,895)*                                         99.01%                                  56,346,611

OTHER ASSETS AND LIABILITIES, NET                            0.99                                      565,935
                                                          -------                                -------------
TOTAL NET ASSETS                                           100.00%                               $  56,912,546
                                                          -------                                -------------

-------------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

* Cost for federal income tax purposes is $54,833,764 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $      9,144,274
Gross unrealized depreciation                 (7,631,427)
                                        ----------------
Net unrealized appreciation             $      1,512,847

The accompanying notes are an integral part of these financial statements.

150 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 95.11%

AUSTRALIA: 6.19%
   187,200  AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)             $ 1,097,702
   600,118  AWB LIMITED (AGRICULTURAL SERVICES)                                                                    525,917
   404,900  BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)     1,081,229
   755,171  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                     2,910,527
   340,400  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                 2,361,503
 1,718,600  GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                    2,255,215
    29,469  MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                1,277,745
   500,681  METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                            1,902,123
   570,994  MINCOR RESOURCES NL (METAL MINING)                                                                   1,053,185
   368,800  SALLY MALAY MINING LIMITED (METAL MINING)                                                              812,230
   153,900  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                     1,206,073
   210,400  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                           1,332,208
   527,300  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                         1,446,792

                                                                                                                19,262,449
                                                                                                               -----------

AUSTRIA: 0.95%
    32,300  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                             1,356,769
    39,300  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              1,589,763

                                                                                                                 2,946,532
                                                                                                               -----------

BELGIUM: 2.25%
    39,400  DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                          3,166,330
    53,300  KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                                               2,581,190
    37,000  TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                  1,237,358

                                                                                                                 6,984,878
                                                                                                               -----------

DENMARK: 0.92%
    45,600  DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                1,121,840
    93,000  H. LUNDBECK AS (CHEMICALS & ALLIED PRODUCTS)                                                         1,753,093

                                                                                                                 2,874,933
                                                                                                               -----------

FINLAND: 1.40%
   156,300  NOKIA OYJ (COMMUNICATIONS)                                                                           2,434,060
    82,700  TIETOENATOR OYJ (BUSINESS SERVICES)                                                                  1,914,517

                                                                                                                 4,348,577
                                                                                                               -----------

FRANCE: 9.92%
    54,000  AXA SA (INSURANCE CARRIERS)                                                                          1,201,242
    20,800  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             1,597,398
    31,998  CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                           2,707,615
    74,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                         1,307,581
    86,100  FRANCE TELECOM SA (COMMUNICATIONS)                                                                   2,060,095
    31,800  LAGARDERE SCA (COMMUNICATIONS)                                                                       1,286,803
    36,000  RALLYE SA (FOOD STORES)+                                                                             1,328,149
    74,500  SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                 1,942,033
    79,700  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                      5,941,029
   105,400  SCOR REGROUPE (INSURANCE CARRIERS)                                                                   2,662,105
     4,300  SCOR SE (INSURANCE CARRIERS)                                                                           108,275
    17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           1,106,917
    32,500  THALES SA (TRANSPORTATION EQUIPMENT)                                                                 1,304,593
    48,200  TOTAL SA (OIL & GAS EXTRACTION)                                                                      2,798,056
   130,400  VIVENDI SA (COMMUNICATIONS)                                                                          3,489,913

                                                                                                                30,841,804
                                                                                                               -----------

                                     Wells Fargo Advantage Master Portfolios 151

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

     SHARES  SECURITY NAME                                                                                        VALUE
GERMANY: 8.95%
     33,100  ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                  $ 4,150,107
     69,900  BASF AG (OIL & GAS EXTRACTION)                                                                      4,335,329
     20,100  DEUTSCHE BANK AG (BANKING)                                                                          1,548,255
     77,800  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                       1,290,390
    114,700  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                         4,234,728
     31,000  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                  1,530,773
     22,800  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                  3,699,999
     25,900  NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                               1,334,732
     25,900  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          2,294,809
     78,400  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                          2,695,455
      6,754  VOSSLOH AG (TRANSPORTATION EQUIPMENT)                                                                 721,209

                                                                                                                27,835,786
                                                                                                               -----------

HONG KONG: 2.28%
  2,260,000  CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                           2,407,213
    993,000  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        2,172,043
  1,000,000  UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                      2,503,783

                                                                                                                 7,083,039
                                                                                                               -----------

IRELAND: 0.34%
     79,300  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                      128,314
    225,000  BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                         486,234
    111,500  IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC (DIVERSIFIED FINANCIAL SERVICES, MORTGAGE,
               SAVING, INVESTMENTS & PENSION PRODUCTS)                                                             443,209

                                                                                                                 1,057,757
                                                                                                               -----------

ITALY: 2.63%
    141,055  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)        1,169,768
    688,400  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                        3,849,321
    135,200  ENI SPA (OIL & GAS EXTRACTION)                                                                      3,171,900

                                                                                                                 8,190,989
                                                                                                               -----------

JAPAN: 20.09%
    203,200  ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     2,030,044
     85,600  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                          3,099,326
    266,000  CENTRAL GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                              1,314,494
    208,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        1,243,684
    169,600  COMSYS HOLDINGS CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)       1,641,758
    161,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                      389,197
     90,000  CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  1,395,871
     73,600  EDION CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                 758,122
     63,300  EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                        1,560,664
    378,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      1,605,156
     57,700  HITACHI CAPITAL CORPORATION (BUSINESS SERVICES)                                                       821,464
    214,000  ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                  1,874,703
     40,300  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                1,622,949
     52,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      337,063
        500  KDDI CORPORATION (COMMUNICATIONS)                                                                   2,588,512
     23,900  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           460,923
     98,000  KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                1,417,221
    148,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
               OPERATIVE BUILDERS)                                                                               1,206,289
    516,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                            3,206,717
     52,200  MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                          1,591,293
     64,100  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                          1,679,805
     97,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                            1,629,982
  1,831,300  MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       3,623,815

152 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

     SHARES   SECURITY NAME                                                                                       VALUE
JAPAN (CONTINUED)
    131,300   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                             $  1,279,434
    213,000   NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                              915,884
    406,500   NIPPON MINING HOLDINGS INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)(a)                    1,936,430
    303,300   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)(a)                                 1,444,819
     14,200   NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED (BUSINESS SERVICES)                                         170,570
     74,600   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                           3,143,908
    168,000   NISSAN SHATAI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                            1,340,550
      1,000   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                            1,523,158
     40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                        1,018,719
    384,000   SANWA SHUTTER CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  1,281,506
    678,000   SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                  1,312,632
    267,100   SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                         3,071,264
     42,500   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                   1,404,696
     68,700   TAKEDA PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                             3,023,858
     64,200   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             273,308
     62,000   THE KEIYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      299,091
    234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                          926,088
     28,000   TSURUHA HOLDINGS INCORPORATED (GENERAL MERCHANDISE STORES)                                          1,003,316

                                                                                                                 62,468,283
                                                                                                               ------------

NETHERLANDS: 3.28%
    151,800   AEGON NV (INSURANCE CARRIERS)                                                                       1,039,496
     82,761   CSM (FOOD & KINDRED PRODUCTS)                                                                       2,570,967
     77,200   ING GROEP NV (FINANCIAL SERVICES)                                                                     770,765
     52,700   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                    2,349,984
     37,904   KONINKLIJKE TEN CATE NV (EDUCATIONAL SERVICES)                                                        992,160
     39,100   NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                        2,463,607

                                                                                                                 10,186,979
                                                                                                               ------------

NORWAY: 0.94%
    132,000   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                               1,508,076
     61,700   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                               1,428,510

                                                                                                                  2,936,586
                                                                                                               ------------

PORTUGAL: 0.89%
    245,688   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                653,058
    131,400   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                     709,902
    126,300   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                           1,412,120

                                                                                                                  2,775,080
                                                                                                               ------------

SINGAPORE: 0.29%
    606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                     901,747
                                                                                                               ------------

SPAIN: 4.49%
    185,200   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                        2,533,923
    146,100   BANCO ESPANOL DE CREDITO SA (DEPOSITORY INSTITUTIONS)                                               1,539,174
    430,300   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                        5,718,859
    123,800   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                2,931,201
     52,400   TELEFONICA SA (COMMUNICATIONS)                                                                      1,241,377

                                                                                                                 13,964,534
                                                                                                               ------------

SWEDEN: 2.68%
    120,300   BOLIDEN AB (METAL MINING)                                                                           1,719,381
    113,500   SAAB AB (AEROSPACE, DEFENSE)+                                                                       1,729,081
    101,800   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                              1,435,233

                                     Wells Fargo Advantage Master Portfolios 153

Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES  SECURITY NAME                                                                                          VALUE
SWEDEN (continued)
    68,600  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                    $   2,010,326
   137,500  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                               1,449,152

                                                                                                                   8,343,173
                                                                                                               -------------

SWITZERLAND: 6.79%
    28,800  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                               2,553,870
   173,900  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                              2,211,683
    27,500  CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                          1,417,512
     3,700  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                            1,358,024
    76,700  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              4,142,702
    28,900  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 1,422,525
     7,500  SWISSCOM AG (COMMUNICATIONS)                                                                           2,737,102
     2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           517,830
     7,800  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 850,721
    15,200  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                      3,896,586

                                                                                                                  21,108,555
                                                                                                               -------------

UNITED KINGDOM: 19.83%
   190,400  AMLIN PLC (INSURANCE CARRIERS)                                                                         1,121,344
   109,800  ASTRAZENECA PLC (PHARMACEUTICALS)                                                                      4,897,003
   220,500  AVIVA PLC (INSURANCE CARRIERS)                                                                         1,289,247
   242,900  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 1,328,068
   720,100  BP PLC (OIL & GAS EXTRACTION)                                                                          6,812,210
    83,025  BRIT INSURANCE HOLDINGS NV (PROPERTY - CASUALTY INSURANCE)                                               948,077
 1,092,100  BT GROUP PLC (COMMUNICATIONS)                                                                          2,053,346
   328,700  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       1,465,979
    87,468  CHARTER INTERNATIONAL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       996,158
   279,000  DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     1,581,756
   390,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   797,780
   213,300  GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                                                                  4,096,203
   184,200  GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                              1,252,824
   358,800  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                         1,475,537
   323,800  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       3,243,017
    67,900  KAZAKHMYS PLC (METAL MINING)                                                                           1,573,393
   653,600  LOGICACMG PLC (BUSINESS SERVICES)                                                                      1,353,858
   632,790  MARSTON'S PLC (FOOD & KINDRED PRODUCTS)                                                                  880,557
   544,300  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                    2,525,005
   237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             209,403
 1,123,200  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    2,087,957
   315,100  PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                        151,769
   443,900  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            858,863
    14,300  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     413,616
   264,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   7,273,252
   124,200  SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         1,559,617
   319,900  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              2,204,905
   389,400  THOMAS COOK GROUP PLC (LEISURE)                                                                        1,594,286
    14,800  TOMKINS PLC (BUSINESS SERVICES)                                                                           53,003
 1,698,900  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    3,918,680
   223,600  WH SMITH PUBLIC LIMITED CORPORATION (GENERAL MERCHANDISE STORES)                                       1,648,722

                                                                                                                  61,665,435
                                                                                                               -------------

TOTAL COMMON STOCKS (COST $323,674,421)                                                                          295,777,116
                                                                                                               -------------

154 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

INTERNATIONAL VALUE PORTFOLIO

    SHARES  SECURITY NAME                                                  YIELD      VALUE
SHORT-TERM INVESTMENTS: 2.34%

MUTUAL FUNDS: 2.34%
 7,289,152  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                 0.09%  $   7,289,152
                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,289,152)                                         7,289,152
                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $330,963,573)*                                              97.45%             303,066,268

OTHER ASSETS AND LIABILITIES, NET                                  2.55                7,932,668
                                                                -------            -------------
TOTAL NET ASSETS                                                 100.00%           $ 310,998,936
                                                                -------            -------------

----------
(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+     Non-income earning securities.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)   Rate shown is the 7-day annualized yield at period end.

(l)   Investment in an affiliate.

* Cost for federal income tax purposes is $324,949,432 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation       $  31,267,611
Gross unrealized depreciation         (53,150,775)
                                    -------------
Net unrealized depreciation         $ (21,883,164)

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 155

Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 98.43%

AEROSPACE, DEFENSE: 1.09%
    10,650  GOODRICH CORPORATION                                                                               $   751,034
                                                                                                               -----------

APPAREL & ACCESSORY STORES: 0.96%
     7,780  POLO RALPH LAUREN CORPORATION                                                                          661,611
                                                                                                               -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.06%
    18,620  COACH INCORPORATED                                                                                     735,862
                                                                                                               -----------

AUTO PARTS & EQUIPMENT: 1.14%
    23,940  JOHNSON CONTROLS INCORPORATED                                                                          789,781
                                                                                                               -----------

BIOPHARMACEUTICALS: 1.03%
    15,660  GILEAD SCIENCES INCORPORATED+                                                                          712,217
                                                                                                               -----------

BIOTECHNOLOGY: 2.22%
    13,790  AMGEN INCORPORATED+                                                                                    824,090
    12,390  BIOGEN IDEC INCORPORATED+                                                                              710,690

                                                                                                                 1,534,780
                                                                                                               -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.92%
       880  NVR INCORPORATED+                                                                                      639,320
                                                                                                               -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.25%
    26,670  HOME DEPOT INCORPORATED                                                                                862,775
                                                                                                               -----------

BUSINESS SERVICES: 2.13%
    28,420  CA INCORPORATED                                                                                        667,017
    20,790  OMNICOM GROUP INCORPORATED                                                                             806,860

                                                                                                                 1,473,877
                                                                                                               -----------

CHEMICALS & ALLIED PRODUCTS: 2.44%
     8,920  CF INDUSTRIES HOLDINGS INCORPORATED                                                                    813,326
    23,410  E.I. DU PONT DE NEMOURS & COMPANY                                                                      871,788

                                                                                                                 1,685,114
                                                                                                               -----------

COAL MINING: 0.59%
     8,890  PEABODY ENERGY CORPORATION                                                                             406,273
                                                                                                               -----------

COMMUNICATIONS: 1.31%
    48,260  COMCAST CORPORATION CLASS A                                                                            908,253
                                                                                                               -----------

COMPUTER TECHNOLOGIES: 6.56%
     8,890  APPLE INCORPORATED+                                                                                  2,088,528
    21,650  HEWLETT-PACKARD COMPANY                                                                              1,150,698
    10,130  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          1,299,173

                                                                                                                 4,538,399
                                                                                                               -----------

DATA SERVICES: 1.01%
    21,360  NETAPP INCORPORATED+                                                                                   695,482
                                                                                                               -----------

DEPARTMENT STORES: 1.13%
    19,140  NORDSTROM INCORPORATED~~                                                                               781,869
                                                                                                               -----------

E-COMMERCE/SERVICES: 4.52%
     6,280  AMAZON.COM INCORPORATED+                                                                               852,384
    36,410  EBAY INCORPORATED+                                                                                     981,250
     2,280  GOOGLE INCORPORATED CLASS A+                                                                         1,292,783

                                                                                                                 3,126,417
                                                                                                               -----------

156 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
EATING & DRINKING PLACES: 1.34%
    13,920  MCDONALD'S CORPORATION                                                                             $   928,742
                                                                                                               -----------

ELECTRIC, GAS & SANITARY SERVICES: 1.19%
    16,370  EMERSON ELECTRIC COMPANY                                                                               824,066
                                                                                                               -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.51%
    19,610  COOPER INDUSTRIES PLC                                                                                  940,103
    32,460  TEXAS INSTRUMENTS INCORPORATED                                                                         794,296

                                                                                                                 1,734,399
                                                                                                               -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.09%
    28,060  CROWN HOLDINGS INCORPORATED+                                                                           756,498
                                                                                                               -----------

FOOD & KINDRED PRODUCTS: 3.77%
    30,780  ARCHER DANIELS MIDLAND COMPANY                                                                         889,542
    12,290  GENERAL MILLS INCORPORATED                                                                             870,009
    18,600  H.J. HEINZ COMPANY                                                                                     848,346

                                                                                                                 2,607,897
                                                                                                               -----------

FOOD STORES: 1.32%
    37,720  STARBUCKS CORPORATION                                                                                  915,464
                                                                                                               -----------

FURNITURE & FIXTURES: 1.33%
    42,640  LEGGETT & PLATT INCORPORATED                                                                           922,730
                                                                                                               -----------

GENERAL MERCHANDISE STORES: 2.10%
    26,090  WAL-MART STORES INCORPORATED                                                                         1,450,604
                                                                                                               -----------

HEALTH CARE: 1.03%
    12,640  HOSPIRA INCORPORATED+                                                                                  716,056
                                                                                                               -----------

HEALTH SERVICES: 3.68%
    31,120  AMERISOURCEBERGEN CORPORATION                                                                          899,990
    13,950  MCKESSON CORPORATION                                                                                   916,794
    11,300  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   729,528

                                                                                                                 2,546,312
                                                                                                               -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.28%
    20,230  BED BATH & BEYOND INCORPORATED+                                                                        885,265
                                                                                                               -----------

HOUSEHOLD PRODUCTS, WARE: 1.20%
    13,110  PROCTER & GAMBLE COMPANY                                                                               829,470
                                                                                                               -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.41%
    10,040  3M COMPANY                                                                                             839,043
    21,930  CAMERON INTERNATIONAL CORPORATION+                                                                     939,920
    19,120  DOVER CORPORATION                                                                                      893,860
     6,720  JOY GLOBAL INCORPORATED                                                                                380,352

                                                                                                                 3,053,175
                                                                                                               -----------

INSURANCE CARRIERS: 2.77%
    29,890  LINCOLN NATIONAL CORPORATION                                                                           917,623
    16,550  PRUDENTIAL FINANCIAL INCORPORATED                                                                    1,001,275

                                                                                                                 1,918,898
                                                                                                               -----------

                                     Wells Fargo Advantage Master Portfolios 157

Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.41%
    24,390  AGILENT TECHNOLOGIES INCORPORATED+                                                                 $   838,772
    16,120  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 829,213

                                                                                                                 1,667,985
                                                                                                               -----------

MEDIA - COMMUNICATION: 1.22%
    24,970  DIRECTV+                                                                                               844,236
                                                                                                               -----------

MEDICAL EQUIPMENT & SUPPLIES: 1.17%
    17,920  MEDTRONIC INCORPORATED                                                                                 806,938
                                                                                                               -----------

METAL MINING: 0.50%
     4,830  CLIFFS NATURAL RESOURCES INCORPORATED                                                                  342,689
                                                                                                               -----------

MISCELLANEOUS RETAIL: 2.48%
    13,670  COSTCO WHOLESALE CORPORATION                                                                           816,236
    24,270  WALGREEN COMPANY                                                                                       900,174

                                                                                                                 1,716,410
                                                                                                               -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.26%
    13,490  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             868,891
                                                                                                               -----------

NETWORKING: 2.42%
    64,220  CISCO SYSTEMS INCORPORATED+                                                                          1,671,647
                                                                                                               -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.21%
    20,350  AMERICAN EXPRESS COMPANY                                                                               839,641
                                                                                                               -----------

OIL & GAS EXTRACTION: 1.17%
     9,590  OCCIDENTAL PETROLEUM CORPORATION                                                                       810,739
                                                                                                               -----------

PHARMACEUTICALS: 3.39%
    14,360  ABBOTT LABORATORIES                                                                                    756,485
    12,150  JOHNSON & JOHNSON                                                                                      792,180
    21,321  MERCK & COMPANY INCORPORATED                                                                           796,339

                                                                                                                 2,345,004
                                                                                                               -----------

RAILROAD TRANSPORTATION: 1.31%
    16,250  NORFOLK SOUTHERN CORPORATION                                                                           908,213
                                                                                                               -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.31%
     3,310  BLACKROCK INCORPORATED                                                                                 720,786
     4,440  GOLDMAN SACHS GROUP INCORPORATED                                                                       757,597
    22,660  LAZARD LIMITED                                                                                         808,962

                                                                                                                 2,287,345
                                                                                                               -----------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.48%
    26,700  BROADCOM CORPORATION CLASS A                                                                           885,906
    46,070  EMC CORPORATION+                                                                                       831,103

                                                                                                                 1,717,009
                                                                                                               -----------

SOFTWARE: 7.11%
    18,360  BMC SOFTWARE INCORPORATED+                                                                             697,680
    19,600  MCAFEE INCORPORATED+                                                                                   786,548
    76,920  MICROSOFT CORPORATION                                                                                2,251,448
    46,040  ORACLE CORPORATION                                                                                   1,182,768

                                                                                                                 4,918,444
                                                                                                               -----------

158 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

    SHARES  SECURITY NAME                                                                                                VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.17%
    31,810  OWENS CORNING INCORPORATED+                                                                               $   809,246
                                                                                                                      -----------

TELECOMMUNICATIONS: 1.11%
    17,950  AMERICAN TOWER CORPORATION CLASS A+                                                                           764,850
                                                                                                                      -----------

TOBACCO PRODUCTS: 1.36%
    17,990  PHILIP MORRIS INTERNATIONAL                                                                                   938,358
                                                                                                                      -----------

TRANSPORTATION BY AIR: 1.35%
    70,420  SOUTHWEST AIRLINES COMPANY                                                                                    930,952
                                                                                                                      -----------

TRANSPORTATION EQUIPMENT: 1.21%
    12,780  NORTHROP GRUMMAN CORPORATION                                                                                  837,985
                                                                                                                      -----------

WHOLESALE TRADE-DURABLE GOODS: 2.42%
    12,030  KIMBERLY-CLARK CORPORATION                                                                                    756,446
     8,480  W.W. GRAINGER INCORPORATED                                                                                    916,858

                                                                                                                        1,673,304
                                                                                                                      -----------

TOTAL COMMON STOCKS (COST $56,309,649)                                                                                 68,092,526
                                                                                                                      -----------

 PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 1.77%

COLLATERAL INVESTED IN OTHER ASSETS: 1.77%
$   30,988  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $30,988)                                                       0.01%       04/01/2010        30,988
     9,279  CALCASIEU PARISH LA+/-ss                                                         0.40        12/01/2027         9,279
    12,759  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                      0.38        06/01/2028        12,759
   255,649  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $255,649)                        0.02        04/01/2010       255,649
     6,142  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                        0.25        10/01/2038         6,142
    18,559  COOK COUNTY IL+/-ss                                                              0.25        11/01/2030        18,559
    23,240  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $23,240)                         0.03        04/01/2010        23,240
    35,679  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $35,679)                         0.01        04/01/2010        35,679
   548,971  GRYPHON FUNDING LIMITED(a)(i)                                                    0.00        08/05/2010       225,627
     3,828  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                            0.33        11/01/2042         3,828
    11,599  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                          0.28        07/01/2029        11,599
     4,640  INDIANA MUNICIPAL POWER AGENCY+/-ss                                              0.30        01/01/2018         4,640
   154,939  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $154,939)                        0.01        04/01/2010       154,939
     6,959  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                           0.30        04/15/2025         6,959
     4,640  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                         0.34        01/01/2018         4,640
    13,559  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                         0.33        01/01/2034        13,559
    20,878  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                0.34        07/01/2032        20,878
     6,959  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                0.32        12/15/2040         6,960
   700,322  VFNC CORPORATION+/-(a)(i)++                                                      0.25        09/30/2010       378,174

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,115,706)                                                               1,224,098
                                                                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $57,425,355)*                                                             100.20%                                69,316,624

OTHER ASSETS AND LIABILITIES, NET                                                (0.20)                                  (141,494)
                                                                                ------                                -----------

TOTAL NET ASSETS                                                                100.00%                               $69,175,130
                                                                                ------                                -----------

                                     Wells Fargo Advantage Master Portfolios 159

Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE CAP APPRECIATION PORTFOLIO

----------
+       Non-income earning securities.

~~      All or a portion of this security is on loan.

+/-     Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)     Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is $58,793,841 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation           $  12,152,090
Gross unrealized depreciation              (1,629,307)
                                        -------------
Net unrealized appreciation             $  10,522,783

The accompanying notes are an integral part of these financial statements.

160 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.49%

BIOPHARMACEUTICALS: 2.28%
   288,240  GENZYME CORPORATION+                                                                               $ 14,939,479
                                                                                                               ------------

BIOTECHNOLOGY: 0.95%
   103,600  AMGEN INCORPORATED+                                                                                   6,191,136
                                                                                                               ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.83%
   323,200  FASTENAL COMPANY~~                                                                                   15,510,368
   664,400  LOWE'S COMPANIES INCORPORATED                                                                        16,105,056

                                                                                                                 31,615,424
                                                                                                               ------------

BUSINESS SERVICES: 2.75%
   210,500  AUTOMATIC DATA PROCESSING INCORPORATED                                                                9,360,935
   118,200  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                 8,672,334

                                                                                                                 18,033,269
                                                                                                               ------------

COMMERCIAL SERVICES: 3.23%
   689,600  PAYCHEX INCORPORATED                                                                                 21,170,720
                                                                                                               ------------

COMPUTER TECHNOLOGIES: 6.65%
   185,400  APPLE INCORPORATED+                                                                                  43,556,022
                                                                                                               ------------

E-COMMERCE/SERVICES: 12.50%
   214,800  AMAZON.COM INCORPORATED+                                                                             29,154,804
   356,770  EBAY INCORPORATED+                                                                                    9,614,952
    76,100  GOOGLE INCORPORATED CLASS A+                                                                         43,149,461

                                                                                                                 81,919,217
                                                                                                               ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.39%
   322,000  LINEAR TECHNOLOGY CORPORATION                                                                         9,106,160
                                                                                                               ------------

GENERAL MERCHANDISE STORES: 8.25%
   157,600  KOHL'S CORPORATION+                                                                                   8,633,328
   538,860  TARGET CORPORATION                                                                                   28,344,036
   306,700  WAL-MART STORES INCORPORATED                                                                         17,052,520

                                                                                                                 54,029,884
                                                                                                               ------------

MEDICAL EQUIPMENT & SUPPLIES: 3.60%
   524,010  MEDTRONIC INCORPORATED                                                                               23,596,170
                                                                                                               ------------

NETWORKING: 6.45%
 1,624,443  CISCO SYSTEMS INCORPORATED+                                                                          42,284,251
                                                                                                               ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.05%
   147,300  VISA INCORPORATED CLASS A                                                                            13,408,719
                                                                                                               ------------

OIL & GAS EXTRACTION: 1.51%
   156,300  SCHLUMBERGER LIMITED                                                                                  9,913,718
                                                                                                               ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.27%
 1,744,537  CHARLES SCHWAB CORPORATION                                                                           32,605,397
    27,000  CME GROUP INCORPORATED                                                                                8,534,970
   185,400  FRANKLIN RESOURCES INCORPORATED                                                                      20,560,860
   305,490  GOLDMAN SACHS GROUP INCORPORATED                                                                     52,125,759
   345,200  T. ROWE PRICE GROUP INCORPORATED                                                                     18,961,836

                                                                                                                132,788,822
                                                                                                               ------------

                                     Wells Fargo Advantage Master Portfolios 161

Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 6.01%
   827,800  EMC CORPORATION+                                                                                   $ 14,933,512
 1,098,570  INTEL CORPORATION                                                                                    24,454,168

                                                                                                                 39,387,680
                                                                                                               ------------

SOFTWARE: 6.11%
 1,367,598  MICROSOFT CORPORATION                                                                                40,029,593
                                                                                                               ------------

TELECOMMUNICATIONS: 4.39%
   684,900  QUALCOMM INCORPORATED                                                                                28,758,951
                                                                                                               ------------

TRANSPORTATION SERVICES: 4.27%
   257,000  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                 14,353,450
   368,500  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                  13,605,020

                                                                                                                 27,958,470
                                                                                                               ------------

TOTAL COMMON STOCKS (COST $539,527,091)                                                                         638,687,685
                                                                                                               ------------

 PRINCIPAL                                                                      INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 0.95%

COLLATERAL INVESTED IN OTHER ASSETS: 0.95%
$  150,763  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
              VALUE $150,763)                                                        0.01%       04/01/2010         150,763
    45,145  CALCASIEU PARISH LA+/-ss                                                 0.40        12/01/2027          45,145
    62,075  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.38        06/01/2028          62,075
 1,243,780  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,243,781)                 0.02        04/01/2010       1,243,780
    29,881  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.25        10/01/2038          29,881
    90,291  COOK COUNTY IL+/-ss                                                      0.25        11/01/2030          90,291
   113,067  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $113,067)                   0.03        04/01/2010         113,067
   173,584  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $173,584)                   0.01        04/01/2010         173,584
 2,904,320  GRYPHON FUNDING LIMITED(a)(i)                                            0.00        08/05/2010       1,193,676
    18,623  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    0.33        11/01/2042          18,623
    56,432  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.28        07/01/2029          56,432
    22,573  INDIANA MUNICIPAL POWER AGENCY+/-ss                                      0.30        01/01/2018          22,573
   753,805  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $753,805)                   0.01        04/01/2010         753,805
    33,859  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.30        04/15/2025          33,859
    22,573  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 0.34        01/01/2018          22,573
    65,969  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.33        01/01/2034          65,969
   101,577  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.34        07/01/2032         101,577
    33,859  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.32        12/15/2040          33,858
 3,705,039  VFNC CORPORATION+/-(a)(i)++                                              0.25        09/30/2010       2,000,721

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,638,803)                                                         6,212,252
                                                                                                               ------------

162 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

    SHARES  SECURITY NAME                                              YIELD        VALUE
SHORT-TERM INVESTMENTS: 1.21%

MUTUAL FUNDS: 1.21%
 7,933,097  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)             0.09%   $   7,933,097
                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,933,097)                                      7,933,097

TOTAL INVESTMENTS IN SECURITIES
(COST $553,098,991)*                                            99.65%            652,833,034

OTHER ASSETS AND LIABILITIES, NET                                0.35               2,269,501
                                                               ------           -------------

TOTAL NET ASSETS                                               100.00%          $ 655,102,535
                                                               ------           -------------

----------
+       Non-income earning securities.

~~      All or a portion of this security is on loan.

+/-     Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)     Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)     Rate shown is the 7-day annualized yield at period end.

(l)     Investment in an affiliate.

* Cost for federal income tax purposes is $594,219,738 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $  131,394,619
Gross unrealized depreciation                  (72,781,323)
                                            --------------
Net unrealized appreciation                 $   58,613,296

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 163

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 98.89%

AEROSPACE, DEFENSE: 0.22%
     8,760  AAR CORPORATION+                                                                                   $   217,425
                                                                                                               -----------

APPAREL & ACCESSORY STORES: 3.75%
    13,249  CARTER'S INCORPORATED+                                                                                 399,457
     6,164  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                           274,606
     8,098  CHRISTOPHER & BANKS CORPORATION                                                                         64,784
    13,432  DRESS BARN INCORPORATED+                                                                               351,381
    12,743  FINISH LINE INCORPORATED CLASS A                                                                       207,966
     6,744  GYMBOREE CORPORATION+                                                                                  348,193
     9,967  HOT TOPIC INCORPORATED                                                                                  64,786
     4,116  JOS. A. BANK CLOTHIERS INCORPORATED+                                                                   224,939
    21,337  LIZ CLAIBORNE INCORPORATED+                                                                            158,534
     4,852  MAIDENFORM BRANDS INCORPORATED+                                                                        106,016
    11,764  MEN'S WEARHOUSE INCORPORATED                                                                           281,630
    28,938  QUIKSILVER INCORPORATED+                                                                               136,877
     7,550  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                  274,216
     8,565  STAGE STORES INCORPORATED                                                                              131,815
     5,729  THE BUCKLE INCORPORATED                                                                                210,598
     6,657  THE CATO CORPORATION CLASS A                                                                           142,726
     5,703  TRUE RELIGION APPAREL INCORPORATED+                                                                    173,143
     3,729  VOLCOM INCORPORATED+                                                                                    72,790
     4,697  ZUMIEZ INCORPORATED+                                                                                    96,242

                                                                                                                 3,720,699
                                                                                                               -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.13%
     4,774  LITHIA MOTORS INCORPORATED CLASS A+                                                                     30,554
     8,916  SONIC AUTOMOTIVE INCORPORATED+                                                                          98,076

                                                                                                                   128,630
                                                                                                               -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.20%
     3,205  MIDAS INCORPORATED+                                                                                     36,152
     4,466  MONRO MUFFLER BRAKE INCORPORATED                                                                       159,704

                                                                                                                   195,856
                                                                                                               -----------

BIOTECHNOLOGY: 0.47%
    13,046  CUBIST PHARMACEUTICALS INCORPORATED+                                                                   294,057
     7,488  MARTEK BIOSCIENCES CORPORATION+                                                                        168,555

                                                                                                                   462,612
                                                                                                               -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.16%
     4,167  M/I HOMES INCORPORATED+                                                                                 61,047
    22,113  STANDARD-PACIFIC CORPORATION+                                                                           99,951

                                                                                                                   160,998
                                                                                                               -----------

BUSINESS SERVICES: 8.02%
    10,514  ABM INDUSTRIES INCORPORATED                                                                            222,897
     5,006  ADMINISTAFF INCORPORATED                                                                               106,828
     7,342  AMN HEALTHCARE SERVICES INCORPORATED+                                                                   64,610
     5,982  ARBITRON INCORPORATED                                                                                  159,480
    10,025  BLACKBAUD INCORPORATED                                                                                 252,530
     9,363  BLUE COAT SYSTEMS INCORPORATED+                                                                        290,628
    11,792  BRADY CORPORATION CLASS A                                                                              366,967
     6,782  CACI INTERNATIONAL INCORPORATED CLASS A+                                                               331,301
    15,590  CIBER INCORPORATED+                                                                                     58,307

164 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
     8,925  COGNEX CORPORATION                                                                                 $   165,023
     5,135  COMPELLENT TECHNOLOGIES INCORPORATED+                                                                   90,119
     2,197  COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                                85,859
     5,451  COMSCORE INCORPORATED+                                                                                  90,977
     9,670  CONCUR TECHNOLOGIES INCORPORATED+                                                                      396,567
     8,021  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                168,120
    15,877  CYBERSOURCE CORPORATION+                                                                               280,070
     9,094  DEALERTRACK HOLDINGS INCORPORATED+                                                                     155,326
     6,800  EBIX INCORPORATED+~~                                                                                   108,596
    12,868  ECLIPSYS CORPORATION+                                                                                  255,816
     3,335  FORRESTER RESEARCH INCORPORATED+                                                                       100,283
    11,617  GEO GROUP INCORPORATED+                                                                                230,249
     5,673  GERBER SCIENTIFIC INCORPORATED+                                                                         35,229
     9,784  HEALTHCARE SERVICES GROUP                                                                              219,064
     8,443  HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                                 157,040
     3,842  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                        107,691
     7,960  INFOSPACE INCORPORATED+                                                                                 87,958
     3,914  INTEGRAL SYSTEMS INCORPORATED MD+                                                                       37,692
     2,876  INTERACTIVE INTELLIGENCE INCORPORATED+                                                                  53,752
     5,982  KELLY SERVICES INCORPORATED CLASS A+                                                                    99,660
     4,082  LOJACK CORPORATION+                                                                                     16,859
     5,088  MANHATTAN ASSOCIATES INCORPORATED+                                                                     129,642
     1,560  NCI INCORPORATED+                                                                                       47,159
     7,782  NETSCOUT SYSTEMS INCORPORATED+                                                                         115,096
     6,761  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                              37,253
     7,269  OMNICELL INCORPORATED+                                                                                 101,984
     8,123  ON ASSIGNMENT INCORPORATED+                                                                             57,917
     4,203  PCTEL INCORPORATED+                                                                                     25,975
     6,785  PERFICIENT INCORPORATED+                                                                                76,467
     9,742  PHASE FORWARD INCORPORATED+                                                                            127,328
     7,882  PHOENIX TECHNOLOGIES LIMITED+                                                                           25,380
     3,773  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+~~                                                          207,025
     4,258  QUALITY SYSTEMS INCORPORATED                                                                           261,612
     6,186  RADIANT SYSTEMS INCORPORATED+                                                                           88,274
     5,349  RADISYS CORPORATION+                                                                                    47,927
     1,961  REWARDS NETWORK INCORPORATED                                                                            26,277
    11,609  SFN GROUP INCORPORATED+                                                                                 92,988
     2,679  STARTEK INCORPORATED+                                                                                   18,619
     4,557  STRATASYS INCORPORATED+                                                                                111,100
     9,066  SYKES ENTERPRISES INCORPORATED+                                                                        207,067
     4,738  SYNNEX CORPORATION+                                                                                    140,055
     8,632  TALEO CORPORATION CLASS A+                                                                             223,655
     7,229  TELETECH HOLDINGS INCORPORATED+                                                                        123,471
     6,754  THE KNOT INCORPORATED+                                                                                  52,816
    15,205  THQ INCORPORATED+                                                                                      106,587
     9,906  TRUEBLUE INCORPORATED+                                                                                 153,543
    19,119  UNITED ONLINE INCORPORATED                                                                             143,010
     5,088  USA MOBILITY INCORPORATED                                                                               64,465
     4,624  VIAD CORPORATION                                                                                        95,023
     2,720  VOLT INFORMATION SCIENCE INCORPORATED+                                                                  27,771
     9,738  WEBSENSE INCORPORATED+                                                                                 221,734

                                                                                                                 7,952,718
                                                                                                               -----------

                                     Wells Fargo Advantage Master Portfolios 165

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
CASINO & GAMING: 0.18%
     2,539  MONARCH CASINO & RESORT INCORPORATED+                                                              $    21,683
     6,147  MULTIMEDIA GAMES INCORPORATED+                                                                          23,973
    13,520  PINNACLE ENTERTAINMENT INCORPORATED+                                                                   131,685

                                                                                                                   177,341
                                                                                                               -----------

CHEMICALS & ALLIED PRODUCTS: 2.20%
     4,643  AMERICAN VANGUARD CORPORATION                                                                           37,840
     5,647  ARCH CHEMICALS INCORPORATED                                                                            194,200
     6,340  ARQULE INCORPORATED+                                                                                    36,518
     6,296  BALCHEM CORPORATION                                                                                    155,196
     6,597  CAMBREX CORPORATION+                                                                                    26,718
     3,742  EMERGENT BIOSOLUTIONS INCORPORATED+                                                                     62,828
    10,962  HB FULLER COMPANY                                                                                      254,428
     3,515  MANNATECH INCORPORATED                                                                                  11,740
     2,635  NEWMARKET CORPORATION                                                                                  271,379
     6,875  OM GROUP INCORPORATED+                                                                                 232,925
    13,071  PAREXEL INTERNATIONAL CORPORATION+                                                                     304,685
     2,558  PENFORD CORPORATION                                                                                     26,220
    20,824  POLYONE CORPORATION+                                                                                   213,238
     2,506  QUAKER CHEMICAL CORPORATION                                                                             67,938
     1,715  STEPAN COMPANY                                                                                          95,851
     3,924  SURMODICS INCORPORATED+                                                                                 82,169
     4,863  ZEP INCORPORATED                                                                                       106,402

                                                                                                                 2,180,275
                                                                                                               -----------

COAL MINING: 0.25%
    10,218  PENN VIRGINIA CORPORATION                                                                              250,341
                                                                                                               -----------

COMMERCIAL SERVICES: 1.03%
     5,789  HMS HOLDINGS CORPORATION+                                                                              295,181
    32,006  LIVE NATION INCORPORATED+                                                                              464,087
     8,599  WRIGHT EXPRESS CORPORATION+                                                                            259,002

                                                                                                                 1,018,270
                                                                                                               -----------

COMMUNICATIONS: 1.26%
     6,496  ANIXTER INTERNATIONAL INCORPORATED+                                                                    304,338
     4,171  AUDIOVOX CORPORATION CLASS A+                                                                           32,450
    15,788  BRIGHTPOINT INCORPORATED+                                                                              118,884
     6,045  CBEYOND INCORPORATED+                                                                                   82,696
    10,040  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                             57,931
     7,412  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                          123,780
    10,165  J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                 237,861
     7,568  NEUTRAL TANDEM INCORPORATION+                                                                          120,937
     6,941  NOVATEL WIRELESS INCORPORATED+                                                                          46,713
     6,717  NTELOS HOLDINGS CORPORATION                                                                            119,495

                                                                                                                 1,245,085
                                                                                                               -----------

COMPUTERS-INTEGRATED SYSTEMS: 0.05%
     4,521  AGILYSYS INCORPORATED                                                                                   50,500
                                                                                                               -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.23%
     5,116  CHEMED CORPORATION                                                                                     278,208
     8,532  COMFORT SYSTEMS USA INCORPORATED                                                                       106,565
     4,240  DREW INDUSTRIES INCORPORATED+                                                                           93,365
     8,804  DYCOM INDUSTRIES INCORPORATED+                                                                          77,211
    14,899  EMCOR GROUP INCORPORATED+                                                                              366,962

166 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
     8,805  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                      $   234,301
     5,919  MATRIX SERVICE COMPANY+                                                                                 63,688

                                                                                                                 1,220,300
                                                                                                               -----------

DEPOSITORY INSTITUTIONS: 6.62%
    10,233  BANK MUTUAL CORPORATION                                                                                 66,515
     2,925  BANK OF THE OZARKS INCORPORATED                                                                        102,931
    14,602  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                         107,617
    13,283  BROOKLINE BANCORP INCORPORATED                                                                         141,331
     3,576  CITY HOLDING COMPANY                                                                                   122,621
     6,337  COLUMBIA BANKING SYSTEM INCORPORATED                                                                   128,704
     7,368  COMMUNITY BANK SYSTEM INCORPORATED                                                                     167,843
     5,727  DIME COMMUNITY BANCSHARES                                                                               72,332
    20,760  EAST WEST BANCORP INCORPORATED                                                                         361,639
    17,076  FIRST BANCORP PUERTO RICO                                                                               41,153
    17,148  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                               115,063
    11,039  FIRST FINANCIAL BANCORP                                                                                196,384
     4,689  FIRST FINANCIAL BANKSHARE                                                                              241,718
    16,657  FIRST MIDWEST BANCORP INCORPORATED                                                                     225,702
    16,182  GLACIER BANCORP INCORPORATED                                                                           246,452
     6,385  HANCOCK HOLDING COMPANY                                                                                266,957
    11,521  HANMI FINANCIAL CORPORATION+~~                                                                          27,650
     4,397  HOME BANCSHARES INCORPORATED                                                                           116,257
     4,709  INDEPENDENT BANK CORPORATION                                                                           116,124
     7,286  NARA BANK NATIONAL ASSOCIATION                                                                          63,825
    28,335  NATIONAL PENN BANCSHARES INCORPORATED                                                                  195,512
     7,743  NBT BANCORP INCORPORATED                                                                               176,928
    19,616  OLD NATIONAL BANCORP                                                                                   234,411
     7,493  PINNACLE FINANCIAL PARTNERS INCORPORATED+                                                              113,219
    13,162  PRIVATEBANCORP INCORPORATED                                                                            180,319
     5,433  S&T BANCORP INCORPORATED                                                                               113,550
     9,134  SIGNATURE BANK+                                                                                        338,415
     3,468  SIMMONS FIRST NATIONAL CORPORATION                                                                      95,613
    48,481  SOUTH FINANCIAL GROUP INCORPORATED~~                                                                    33,515
     6,017  STERLING BANCORPORATION                                                                                 60,471
    22,320  STERLING BANCSHARES INCORPORATED                                                                       124,546
    27,897  SUSQUEHANNA BANCSHARES INCORPORATED                                                                    273,670
     1,732  TOMPKINS TRUST COMPANY INCORPORATED                                                                     63,183
    17,273  TRUSTCO BANK CORPORATION                                                                               106,574
     6,734  UMB FINANCIAL CORPORATION                                                                              273,400
    25,745  UMPQUA HOLDINGS CORPORATION                                                                            341,379
     8,601  UNITED BANKSHARES INCORPORATED~~                                                                       225,518
    18,602  UNITED COMMUNITY BANKS INCORPORATED+                                                                    82,035
    21,704  WHITNEY HOLDING CORPORATION                                                                            299,298
     4,368  WILSHIRE BANCORP INCORPORATED                                                                           48,179
     6,782  WINTRUST FINANCIAL CORPORATION                                                                         252,358

                                                                                                                 6,560,911
                                                                                                               -----------

DURABLE GOODS - CONSUMER: 0.05%
     4,291  STURM, RUGER & COMPANY INCORPORATED                                                                     51,449
                                                                                                               -----------

E-COMMERCE/SERVICES: 0.15%
     6,963  NUTRI SYSTEM INCORPORATED                                                                              124,011
     2,627  STAMPS.COM INCORPORATED+                                                                                26,533

                                                                                                                   150,544
                                                                                                               -----------

                                     Wells Fargo Advantage Master Portfolios 167

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
EATING & DRINKING PLACES: 2.53%
     4,759  BJ'S RESTAURANTS INCORPORATED+                                                                     $   110,885
     4,063  BUFFALO WILD WINGS INCORPORATED+                                                                       195,471
     5,442  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                  91,371
     4,994  CEC ENTERTAINMENT INCORPORATED+                                                                        190,221
    12,418  CKE RESTAURANTS INCORPORATED                                                                           137,467
     5,149  CRACKER BARREL OLD COUNTRY STORE INCORPORATED                                                          238,811
     3,427  DINEEQUITY INCORPORATED+                                                                               135,469
    12,436  JACK IN THE BOX INCORPORATED+                                                                          292,868
     1,816  LANDRY'S RESTAURANTS INCORPORATED+                                                                      32,543
     4,220  O'CHARLEYS INCORPORATED+                                                                                37,727
     5,160  P.F. CHANG'S CHINA BISTRO INCORPORATED+                                                                227,711
     4,769  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                 122,611
     3,514  RED ROBIN GOURMET BURGERS INCORPORATED+                                                                 85,882
    14,512  RUBY TUESDAY INCORPORATED+                                                                             153,392
     6,415  RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                  34,000
    13,746  SONIC CORPORATION+                                                                                     151,893
       274  STEAK'N SHAKE COMPANY+                                                                                 104,468
    11,610  TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                  161,263

                                                                                                                 2,504,053
                                                                                                               -----------

EDUCATIONAL SERVICES: 0.60%
     4,118  AMERICAN PUBLIC EDUCATION INCORPORATED+                                                                191,899
     3,273  CAPELLA EDUCATION COMPANY+                                                                             303,865
     4,562  UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                                            104,105

                                                                                                                   599,869
                                                                                                               -----------

ELECTRIC, GAS & SANITARY SERVICES: 3.33%
     6,741  ALLETE INCORPORATED                                                                                    225,689
     4,165  AMERICAN STATES WATER COMPANY                                                                          144,526
    12,326  AVISTA CORPORATION                                                                                     255,271
     2,630  CENTRAL VERMONT PUBLIC SERVICE                                                                          53,047
     3,556  CH ENERGY GROUP INCORPORATED                                                                           145,227
     9,884  EL PASO ELECTRIC COMPANY+                                                                              203,610
     5,009  LACLEDE GROUP INCORPORATED                                                                             168,903
     9,319  NEW JERSEY RESOURCES                                                                                   350,022
     5,967  NORTHWEST NATURAL GAS COMPANY                                                                          278,062
    16,451  PIEDMONT NATURAL GAS COMPANY                                                                           453,719
     6,708  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                   281,669
    10,177  SOUTHWEST GAS CORPORATION                                                                              304,496
     6,735  UIL HOLDINGS CORPORATION                                                                               185,213
     8,087  UNISOURCE ENERGY CORPORATION                                                                           254,255

                                                                                                                 3,303,709
                                                                                                               -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.23%
     5,892  ACTEL CORPORATION+                                                                                      81,604
     9,769  ACUITY BRANDS INCORPORATED                                                                             412,349
    27,083  ADAPTEC INCORPORATED+                                                                                   88,561
     7,471  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                               123,720
     5,126  AO SMITH CORPORATION                                                                                   269,474
     2,993  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                  58,603
    28,210  ARRIS GROUP INCORPORATED+                                                                              338,802
     7,102  ATMI INCORPORATED+                                                                                     137,140
     2,780  AZZ INCORPORATED                                                                                        94,103
     9,441  BALDOR ELECTRIC COMPANY                                                                                353,093
     2,619  BEL FUSE INCORPORATED CLASS B                                                                           52,773

168 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    14,330  BENCHMARK ELECTRONICS INCORPORATED+                                                                $   297,204
     5,717  CERADYNE INCORPORATED+                                                                                 129,719
     8,798  CHECKPOINT SYSTEMS INCORPORATED+                                                                       194,612
     6,361  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                203,488
     7,643  CTS CORPORATION                                                                                         71,997
     3,488  CUBIC CORPORATION                                                                                      125,568
     6,756  CYMER INCORPORATED+                                                                                    251,999
    36,456  CYPRESS SEMICONDUCTOR CORPORATION+                                                                     419,244
     7,876  DIODES INCORPORATED+                                                                                   176,422
     3,978  DIONEX CORPORATION+                                                                                    297,475
     5,153  DSP GROUP INCORPORATED+                                                                                 42,924
     3,937  DTS INCORPORATED+                                                                                      134,015
     6,203  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                             79,460
     3,436  EMS TECHNOLOGIES INCORPORATED+                                                                          57,038
     9,859  EXAR CORPORATION+                                                                                       69,506
     5,224  GREATBATCH INCORPORATED+                                                                               110,697
    21,722  HARMONIC INCORPORATED+                                                                                 137,066
     6,870  HELEN OF TROY LIMITED+                                                                                 179,032
     4,827  HITTITE MICROWAVE CORPORATION+                                                                         212,243
     5,256  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                     32,797
     4,914  LITTELFUSE INCORPORATED+                                                                               186,781
     6,994  MAGNETEK INCORPORATED+                                                                                  11,750
     5,302  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                  72,743
     8,378  METHODE ELECTRONICS INCORPORATED                                                                        82,942
     9,677  MICREL INCORPORATED                                                                                    103,157
    18,663  MICROSEMI CORPORATION+                                                                                 323,616
    10,210  MOOG INCORPORATED CLASS A+                                                                             361,638
     1,080  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                128,423
     4,622  PARK ELECTROCHEMICAL CORPORATION                                                                       132,836
     5,760  PERICOM SEMICONDUCTOR+                                                                                  61,690
     8,950  PLEXUS CORPORATION+                                                                                    322,469
     1,960  POWELL INDUSTRIES INCORPORATED+                                                                         63,759
     3,550  ROGERS CORPORATION+                                                                                    102,986
    39,549  SKYWORKS SOLUTIONS INCORPORATED+~~                                                                     616,964
     5,025  STANDARD MICROSYSTEMS CORPORATION+                                                                     116,982
     2,910  SUPERTEX INCORPORATED+                                                                                  74,467
     9,808  SYMMETRICOM INCORPORATED+                                                                               57,181
     7,540  SYNAPTICS INCORPORATED+                                                                                208,179
     9,280  TECHNITROL INCORPORATED                                                                                 48,998
    15,175  TEKELEC+                                                                                               275,578
    11,209  TESSERA TECHNOLOGIES INCORPORATED+                                                                     227,319
     2,856  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                  17,964
    34,525  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                   241,675
     9,714  TTM TECHNOLOGIES INCORPORATED+                                                                          86,260
     3,081  UNIVERSAL ELECTRONICS INCORPORATED+                                                                     68,830
    16,731  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                554,131
     8,557  VIASAT INCORPORATED+                                                                                   296,158
     4,406  VICOR CORPORATION+                                                                                      60,847

                                                                                                                10,139,051
                                                                                                               -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.39%
     2,860  CDI CORPORATION                                                                                         41,928
     9,488  ERESEARCH TECHNOLOGY INCORPORATED+                                                                      65,562
     3,075  EXPONENT INCORPORATED+                                                                                  87,699
     2,110  LANDAUER INCORPORATED                                                                                  137,614
     3,912  MAXMUS INCORPORATED                                                                                    238,358

                                     Wells Fargo Advantage Master Portfolios 169

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

    SHARES  SECURITY NAME                                                                                         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (CONTINUED)
    14,515  REGENERON PHARMACEUTICAL INCORPORATED+                                                             $   384,502
     3,630  STANLEY INCORPORATED+                                                                                  102,693
    13,879  TETRA TECH INCORPORATED+                                                                               319,772

                                                                                                                 1,378,128
                                                                                                               -----------

ENVIRONMENTAL CONTROL: 0.22%
    12,596  CALGON CARBON CORPORATION+                                                                             215,644
                                                                                                               -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.96%
     9,924  GRIFFON CORPORATION+                                                                                   123,653
     3,216  GULF ISLAND FABRICATION INCORPORATED                                                                    69,948
     8,159  MOBILE MINI INCORPORATED+                                                                              126,383
     4,069  NCI BUILDING SYSTEMS INCORPORATED+                                                                      44,922
     8,512  QUANEX BUILDING PRODUCTS CORPORATION                                                                   140,703
     8,668  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                             240,624
     6,603  WATTS WATER TECHNOLOGIES INCORPORATED                                                                  205,089

                                                                                                                   951,322
                                                                                                               -----------

FOOD & KINDRED PRODUCTS: 1.84%
     2,277  BOSTON BEER COMPANY INCORPORATED+                                                                      118,996
     2,839  CAL-MAINE FOODS INCORPORATED                                                                            96,214
    18,503  DARLING INTERNATIONAL INCORPORATED+                                                                    165,787
     4,754  DIAMOND FOODS INCORPORATED                                                                             199,858
     3,186  J & J SNACK FOODS CORPORATION                                                                          138,495
     7,211  LANCE INCORPORATED                                                                                     166,790
     2,924  PEET'S COFFEE & TEA INCORPORATED+                                                                      115,937
     3,943  SANDERSON FARMS INCORPORATED                                                                           211,384
     7,729  TREEHOUSE FOODS INCORPORATED+                                                                          339,071
     9,693  UNITED NATURAL FOODS INCORPORATED+                                                                     272,664

                                                                                                                 1,825,196
                                                                                                               -----------

FOOD STORES: 0.05%
     6,228  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+                                                      47,769
                                                                                                               -----------

FOOD-WHOLESALE: 0.05%
     2,643  CALAVO GROWERS INCORPORATED                                                                             48,208
                                                                                                               -----------

FOOTWEAR: 0.57%
    19,278  CROCS INCORPORATED+~~                                                                                  169,068
     2,897  DECKERS OUTDOOR CORPORATION+                                                                           399,786

                                                                                                                   568,854
                                                                                                               -----------

FURNITURE & FIXTURES: 0.27%
     5,856  ETHAN ALLEN INTERIORS INCORPORATED                                                                     120,809
    11,599  LA-Z-BOY INCORPORATED+                                                                                 145,451

                                                                                                                   266,260
                                                                                                               -----------

GENERAL MERCHANDISE STORES: 0.68%
     9,090  CABELA'S INCORPORATED+                                                                                 158,984
    11,456  CASEY'S GENERAL STORES INCORPORATED                                                                    359,718
     8,926  FRED'S INCORPORATED                                                                                    106,933
     5,872  STEIN MART INCORPORATED+                                                                                53,024

                                                                                                                   678,659
                                                                                                               -----------

170 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                          VALUE
HEALTH SERVICES: 3.03%
       6,363    AMEDISYS INCORPORATED+~~                                            $   351,365
       6,951    AMSURG CORPORATION+                                                     150,072
       2,683    BIO-REFERENCE LABORATORIES INCORPORATED+                                117,972
       1,605    CORVEL CORPORATION+                                                      57,379
       6,939    CROSS COUNTRY HEALTHCARE INCORPORATED+                                   70,153
       6,411    CRYOLIFE INCORPORATED+                                                   41,479
       7,496    ENZO BIOCHEM INCORPORATED+                                               45,126
       3,906    GENOPTIX INCORPORATED+                                                  138,624
       6,595    GENTIVA HEALTH SERVICES INCORPORATED+                                   186,507
       7,605    HEALTHWAYS INCORPORATED+                                                122,212
       7,603    INVENTIV HEALTH INCORPORATED+                                           170,763
       3,066    IPC THE HOSPITALIST COMPANY+                                            107,647
       4,189    LCA-VISION INCORPORATED+                                                 34,852
       3,403    LHC GROUP INCORPORATED+                                                 114,103
       7,773    MAGELLAN HEALTH SERVICES INCORPORATED+                                  337,970
       4,148    MEDCATH CORPORATION+                                                     43,430
      10,581    MEDNAX INCORPORATED+~~                                                  615,708
       4,635    NAUTILUS GROUP INCORPORATED+                                             13,998
       7,455    ODYSSEY HEALTHCARE INCORPORATED+                                        135,010
       5,548    REHABCARE GROUP INCORPORATED+                                           151,294

                                                                                      3,005,664
                                                                                    -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.12%
       4,207    HAVERTY FURNITURE COMPANIES INCORPORATED                                 68,658
       7,051    TUESDAY MORNING CORPORATION+                                             46,466

                                                                                        115,124
                                                                                    -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.06%
       4,703    MARCUS CORPORATION                                                       61,092
                                                                                    -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.24%
       2,828    AAON INCORPORATED                                                        63,969
      15,270    ACTUANT CORPORATION CLASS A                                             298,529
       4,466    ASTEC INDUSTRIES INCORPORATED+                                          129,335
       3,948    BLACK BOX CORPORATION                                                   121,440
      11,251    BRIGGS & STRATTON CORPORATION                                           219,395
      14,525    BROOKS AUTOMATION INCORPORATED+                                         128,111
       2,057    CASCADE CORPORATION                                                      66,256
       6,798    DRIL-QUIP INCORPORATED+                                                 413,590
       4,567    ENPRO INDUSTRIES INCORPORATED+                                          132,808
      11,746    GARDNER DENVER INCORPORATED                                             517,294
      11,106    INTERMEC INCORPORATED+                                                  157,483
       5,000    INTEVAC INCORPORATED+                                                    69,100
       6,335    JOHN BEAN TECHNOLOGIES CORPORATION                                      111,116
       7,546    KAYDON CORPORATION                                                      283,730
      15,702    KULICKE & SOFFA INDUSTRIES INCORPORATED+                                113,840
       2,807    LINDSAY MANUFACTURING COMPANY                                           116,238
       3,358    LUFKIN INDUSTRIES INCORPORATED                                          265,786
       7,849    NETGEAR INCORPORATED+                                                   204,859
      11,219    OIL STATES INTERNATIONAL INCORPORATED+                                  508,669
       7,406    ROBBINS & MYERS INCORPORATED                                            176,411
       5,985    SCANSOURCE INCORPORATED+                                                172,248
       6,031    SIGMA DESIGNS INCORPORATED+                                              70,744
       7,566    TORO COMPANY                                                            372,020
       5,366    ULTRATECH INCORPORATED+                                                  72,978
       7,275    WATSCO INCORPORATED                                                     413,802

                                                                                      5,199,751
                                                                                    -----------

                                     Wells Fargo Advantage Master Portfolios 171

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                         VALUE
INSURANCE CARRIERS: 3.69%
       1,993    AMERICAN PHYSICIANS CAPITAL INCORPORATED                            $    63,676
      11,496    AMERIGROUP CORPORATION+                                                 382,127
       4,248    AMERISAFE INCORPORATED+                                                  69,540
      11,017    CENTENE CORPORATION+                                                    264,849
      10,710    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                             269,464
       5,282    EHEALTH INCORPORATED+                                                    83,192
       9,902    EMPLOYERS HOLDINGS INCORPORATED                                         147,045
      11,011    HEALTHSPRING INCORPORATED+                                              193,794
       3,060    INFINITY PROPERTY & CASUALTY CORPORATION                                139,046
       2,989    MOLINA HEALTHCARE INCORPORATED+                                          75,233
       9,317    NATIONAL FINANCIAL PARTNERS CORPORATION+                                131,370
       4,658    PRESIDENTIAL LIFE CORPORATION                                            46,440
       7,293    PROASSURANCE CORPORATION+                                               426,932
       3,903    RLI CORPORATION                                                         222,549
       3,386    SAFETY INSURANCE GROUP INCORPORATED                                     127,551
      11,965    SELECTIVE INSURANCE GROUP INCORPORATED                                  198,619
       4,102    STEWART INFORMATION SERVICES CORPORATION                                 56,608
       3,000    THE NAVIGATORS GROUP INCORPORATED+                                      117,990
      10,123    TOWER GROUP INCORPORATED                                                224,427
       4,986    UNITED FIRE & CASUALTY COMPANY                                           89,698
       8,523    ZENITH NATIONAL INSURANCE CORPORATION                                   326,601

                                                                                      3,656,751
                                                                                    -----------

LEATHER & LEATHER PRODUCTS: 0.38%
       9,647    BROWN SHOE COMPANY INCORPORATED                                         149,336
       5,345    GENESCO INCORPORATED+                                                   165,748
       6,088    K-SWISS INCORPORATED                                                     63,680

                                                                                        378,764
                                                                                    -----------

LEGAL SERVICES: 0.06%
       1,514    PRE-PAID LEGAL SERVICES INCORPORATED+                                    57,305
                                                                                    -----------

LEISURE, SPORTING & RECREATION: 0.50%
       4,853    BIG 5 SPORTING GOODS CORPORATION                                         73,863
      14,490    CALLAWAY GOLF COMPANY                                                   127,802
       6,450    HIBBETT SPORTS INCORPORATED+                                            164,991
       8,904    INTERVAL LEISURE GROUP INCORPORATED+                                    129,642

                                                                                        496,298
                                                                                    -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.30%
       2,410    DELTIC TIMBER CORPORATION                                               106,161
       1,529    SKYLINE CORPORATION                                                      28,439
       4,341    UNIVERSAL FOREST PRODUCTS                                               167,215

                                                                                        301,815
                                                                                    -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.08%
       4,968    ABAXIS INCORPORATED+                                                    135,080
      15,232    ALIGN TECHNOLOGY INCORPORATED+                                          294,587
      16,903    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                         314,058
       2,024    AMERICAN SCIENCE & ENGINEERING INCORPORATED                             151,638
       2,897    ANALOGIC CORPORATION                                                    123,789
       3,369    BADGER METER INCORPORATED                                               129,740
       2,900    CANTEL INDUSTRIES                                                        57,565
       5,298    COHU INCORPORATED                                                        72,953
       6,562    CONMED CORPORATION+                                                     156,241

172 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                          VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      10,221    COOPER COMPANIES INCORPORATED                                       $   397,392
       5,376    CYBERONICS INCORPORATED+                                                103,004
       5,949    ESCO TECHNOLOGIES INCORPORATED                                          189,238
       6,712    ESTERLINE TECHNOLOGIES CORPORATION+                                     331,774
       3,627    FARO TECHNOLOGIES INCORPORATED+                                          93,395
       8,525    FEI COMPANY+                                                            195,308
       5,653    HAEMONETICS CORPORATION+                                                323,069
       7,178    HANGER ORTHOPEDIC GROUP INCORPORATED+                                   130,496
       2,712    ICU MEDICAL INCORPORATED+                                                93,428
       5,809    II-VI INCORPORATED+                                                     196,577
       4,646    INTEGRA LIFESCIENCES HOLDINGS+                                          203,634
      26,709    ION GEOPHYSICAL CORPORATION+                                            131,408
       3,051    KEITHLEY INSTRUMENTS INCORPORATED                                        20,137
       2,460    KENSEY NASH CORPORATION+                                                 58,031
      14,911    KOPIN CORPORATION+                                                       55,171
       9,136    MERIDIAN DIAGNOSTICS INCORPORATED                                       186,100
       6,320    MERIT MEDICAL SYSTEMS INCORPORATED+                                      96,380
      11,143    MKS INSTRUMENTS INCORPORATED+                                           218,291
       3,712    MTS SYSTEMS CORPORATION                                                 107,759
       6,388    NATUS MEDICAL INCORPORATED+                                             101,633
       5,009    NEOGEN CORPORATION+                                                     125,726
       8,172    NEWPORT CORPORATION+                                                    102,150
       4,054    OSTEOTECH INCORPORATED+                                                  15,892
       4,167    PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                               45,254
       6,984    RUDOLPH TECHNOLOGIES INCORPORATED+                                       59,853
       6,863    SONIC SOLUTIONS+                                                         64,306
       8,064    SYMMETRY MEDICAL INCORPORATED+                                           80,963
       8,147    TELEDYNE TECHNOLOGIES INCORPORATED+                                     336,227
       7,529    THERAGENICS CORPORATION+                                                 12,498
       8,985    VEECO INSTRUMENTS INCORPORATED+                                         390,848
       4,804    ZOLL MEDICAL CORPORATION+                                               126,633

                                                                                      6,028,226
                                                                                    -----------

MEDICAL EQUIPMENT & SUPPLIES: 0.51%
       7,275    INVACARE CORPORATION                                                    193,079
      13,249    PSS WORLD MEDICAL INCORPORATED+                                         311,484

                                                                                        504,563
                                                                                    -----------

MEDICAL PRODUCTS: 0.32%
       7,449    WEST PHARMACEUTICAL SERVICES INCORPORATED                               312,486
                                                                                    -----------

METAL FABRICATE, HARDWARE: 0.13%
       3,824    CIRCOR INTERNATIONAL INCORPORATED                                       126,995
                                                                                    -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.15%
       5,590    AMCOL INTERNATIONAL CORPORATION                                         152,048
                                                                                    -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.94%
       1,341    BLYTH INCORPORATED                                                       41,906
      14,500    CENTRAL GARDEN & PET COMPANY CLASS A+                                   132,820
       7,761    DAKTRONICS INCORPORATED                                                  59,139
      14,007    HILLENBRAND INCORPORATED                                                308,014
       6,279    JAKKS PACIFIC INCORPORATED+                                              81,941
       3,821    KID BRANDS INCORPORATED+                                                 33,052
       3,847    LYDALL INCORPORATED                                                      30,199

                                     Wells Fargo Advantage Master Portfolios 173

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                          VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
       4,812    RC2 CORPORATION+                                                    $    72,036
      12,065    SHUFFLE MASTER INCORPORATED+                                             98,812
       2,806    STANDEX INTERNATIONAL CORPORATION                                        72,311

                                                                                        930,230
                                                                                    -----------

MISCELLANEOUS RETAIL: 0.52%
       8,964    HSN INCORPORATED+                                                       263,900
       6,031    JO ANN STORES INCORPORATED+                                             253,181

                                                                                        517,081
                                                                                    -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.75%
        5,693    ARKANSAS BEST CORPORATION                                              170,107
        6,520   FORWARD AIR CORPORATION                                                 171,476
       11,836   HEARTLAND EXPRESS INCORPORATED                                          195,294
        6,292   OLD DOMINION FREIGHT LINE INCORPORATED+                                 210,090

                                                                                        746,967
                                                                                    -----------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.53%
       6,649    CASH AMERICA INTERNATIONAL INCORPORATED                                 262,503
       5,974    FIRST CASH FINANCIAL SERVICES INCORPORATED+                             128,859
       3,693    WORLD ACCEPTANCE CORPORATION+                                           133,243

                                                                                        524,605
                                                                                    -----------

OFFICE SUPPLIES: 0.32%
      19,045    OFFICEMAX INCORPORATED+                                                 312,719
                                                                                    -----------

OIL & GAS EXTRACTION: 1.95%
       5,123    BASIC ENERGY SERVICES INCORPORATED+                                      39,498
       4,329    PETROLEUM DEVELOPMENT CORPORATION+                                      100,303
      11,937    PETROQUEST ENERGY INCORPORATED+                                          60,043
      12,178    PIONEER DRILLING COMPANY+                                                85,733
       5,088    SEACOR HOLDINGS INCORPORATED+                                           410,398
       2,659    SEAHAWK DRILLING INCORPORATED+                                           50,122
      14,126    ST. MARY LAND & EXPLORATION COMPANY                                     491,726
       9,487    STONE ENERGY CORPORATION+                                               168,394
       4,145    SUPERIOR WELL SERVICES+                                                  55,460
       8,443    SWIFT ENERGY COMPANY+                                                   259,538
      17,004    TETRA TECHNOLOGIES INCORPORATED+                                        207,789

                                                                                      1,929,004
                                                                                    -----------

PAPER & ALLIED PRODUCTS: 1.00%
       8,723    BUCKEYE TECHNOLOGIES INCORPORATED+                                      114,097
       2,557    CLEARWATER PAPER CORPORATION+                                           125,932
       3,297    NEENAH PAPER INCORPORATED                                                52,224
       8,734    ROCK-TENN COMPANY CLASS A                                               398,008
       3,981    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                           189,336
       2,856    STANDARD REGISTER COMPANY                                                15,280
      11,029    WAUSAU PAPER CORPORATION                                                 94,188

                                                                                        989,065
                                                                                    -----------

PERSONAL SERVICES: 0.51%
       7,002    COINSTAR INCORPORATED+                                                  227,565
       4,178    G&K SERVICES INCORPORATED CLASS A                                       108,127
       3,227    UNIFIRST CORPORATION                                                    166,191

                                                                                        501,883
                                                                                    -----------

174 Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO


      SHARES    SECURITY NAME                                                          VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 0.82%
      13,601    HEADWATERS INCORPORATED+                                            $    62,429
       9,798    HOLLY CORPORATION                                                       273,462
       3,732    WD-40 COMPANY                                                           122,522
      13,363    WORLD FUEL SERVICES CORPORATION                                         355,990

                                                                                        814,403
                                                                                    -----------

PHARMACEUTICALS: 1.67%
       8,680    CATALYST HEALTH SOLUTIONS INCORPORATED+                                 359,178
       3,348    KENDLE INTERNATIONAL INCORPORATED+                                       58,523
       7,862    PAR PHARMACEUTICAL COMPANIES INCORPORATED+                              194,978
       6,890    PHARMERICA CORPORATION+                                                 125,536
      12,492    SALIX PHARMACEUTICALS LIMITED+                                          465,327
      15,066    SAVIENT PHARMACEUTICALS INCORPORATED+                                   217,704
      17,435    VIROPHARMA INCORPORATED+                                                237,639

                                                                                      1,658,885
                                                                                    -----------

PRIMARY METAL INDUSTRIES: 1.91%
      10,499    BELDEN CDT INCORPORATED                                                 288,303
       4,552    BRUSH ENGINEERED MATERIALS INCORPORATED+                                102,739
      12,909    CENTURY ALUMINUM COMPANY+                                               177,628
      10,309    CURTISS-WRIGHT CORPORATION                                              358,753
       4,273    ENCORE WIRE CORPORATION                                                  88,878
       6,804    GIBRALTAR INDUSTRIES INCORPORATED+                                       85,798
       8,472    MUELLER INDUSTRIES INCORPORATED                                         226,965
       2,032    OLYMPIC STEEL INCORPORATED                                               66,345
       6,763    RTI INTERNATIONAL METALS INCORPORATED+                                  205,122
       6,243    TEXAS INDUSTRIES INCORPORATED~~                                         213,323
       4,851    TREDEGAR CORPORATION                                                     82,855

                                                                                      1,896,709
                                                                                    -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.26%
       9,022    BOWNE & COMPANY INCORPORATED                                            100,686
       2,513    CONSOLIDATED GRAPHICS INCORPORATED+                                     104,063
       6,538    EW SCRIPPS COMPANY+                                                      55,246

                                                                                        259,995
                                                                                    -----------

REAL ESTATE: 0.15%
       7,153    MERITAGE CORPORATION+                                                   150,213
                                                                                    -----------

REAL ESTATE INVESTMENT TRUSTS (REITS): 6.57%
       9,026    ACADIA REALTY TRUST                                                     161,204
      22,353    BIOMED REALTY TRUST INCORPORATED                                        369,719
      12,161    CEDAR SHOPPING CENTERS INCORPORATED                                      96,194
      14,921    COLONIAL PROPERTIES TRUST                                               192,182
      27,948    DIAMONDROCK HOSPITALITY+                                                282,554
       6,034    EASTGROUP PROPERTIES INCORPORATED                                       227,723
       9,626    ENTERTAINMENT PROPERTIES TRUST                                          395,917
      19,514    EXTRA SPACE STORAGE INCORPORATED                                        247,438
       8,188    FORESTAR REAL ESTATE GROUP INCORPORATED+                                154,589
      15,240    FRANKLIN STREET PROPERTIES CORPORATION                                  219,913
      13,814    HEALTHCARE REALTY TRUST INCORPORATED                                    321,728
       7,868    HOME PROPERTIES INCORPORATED                                            368,222
      16,147    INLAND REAL ESTATE CORPORATION                                          147,745
       9,697    KILROY REALTY CORPORATION                                               299,055
      14,175    KITE REALTY GROUP TRUST                                                  67,048
      15,527    LASALLE HOTEL PROPERTIES                                                361,779

                                     Wells Fargo Advantage Master Portfolios 175

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO


      SHARES    SECURITY NAME                                                          VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
      24,846    LEXINGTON CORPORATE PROPERTIES TRUST                                $   161,747
       5,245    LTC PROPERTIES INCORPORATED                                             141,930
      18,095    MEDICAL PROPERTIES TRUST INCORPORATED                                   189,636
       6,547    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                          339,069
      18,658    NATIONAL RETAIL PROPERTIES INCORPORATED                                 425,962
       4,854    PARKWAY PROPERTIES INCORPORATED                                          91,158
       8,932    PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                               111,382
      10,935    POST PROPERTIES INCORPORATED                                            240,789
       4,060    PS BUSINESS PARKS INCORPORATED                                          216,804
       6,192    SOVRAN SELF STORAGE INCORPORATED                                        215,853
       9,099    TANGER FACTORY OUTLET CENTERS INCORPORATED                              392,713
       4,836    URSTADT BIDDLE PROPERTIES INCORPORATED                                   76,457

                                                                                      6,516,510
                                                                                    -----------

RETAIL: 0.23%
      10,965    EZCORP INCORPORATED+                                                    225,879
                                                                                    -----------

RETAIL, TRADE & SERVICES: 0.26%
       3,499    LUMBER LIQUIDATORS HOLDINGS INCORPORATED+                                93,318
       4,936    MARINEMAX INCORPORATED+                                                  53,111
       5,143    PETMED EXPRESS INCORPORATED~~                                           114,020

                                                                                        260,449
                                                                                    -----------

RETAIL-SPECIAL LINE: 0.24%
       3,259    BLUE NILE INCORPORATED+                                                 179,310
       4,035    NORTH AMERICAN WATCH CORPORATION                                         45,515
       5,335    ZALE CORPORATION+                                                        14,618

                                                                                        239,443
                                                                                    -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.14%
       5,873    A. SCHULMAN INCORPORATED                                                143,712
                                                                                    -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.02%
       9,900    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                               165,231
       9,628    LABRANCHE & COMPANY INCORPORATED+                                        50,643
       9,566    OPTIONSXPRESS HOLDINGS INCORPORATED                                     155,830
       3,565    PIPER JAFFRAY COMPANIES INCORPORATED+                                   143,670
       6,949    STIFEL FINANCIAL CORPORATION+                                           373,509
       6,448    SWS GROUP INCORPORATED                                                   74,345
       7,444    TRADESTATION GROUP INCORPORATED+                                         52,182

                                                                                      1,015,410
                                                                                    -----------

SOCIAL SERVICES: 0.14%
       1,833    ALMOST FAMILY INCORPORATED+                                              69,086
       5,768    RES-CARE INCORPORATED+                                                   69,158

                                                                                        138,244
                                                                                    -----------

SOFTWARE: 1.16%
       9,576    COMMVAULT SYSTEMS INCORPORATED+                                         204,448
      10,361    EPICOR SOFTWARE CORPORATION+                                             99,051
       7,328    EPIQ SYSTEMS INCORPORATED+                                               91,087
       7,990    JDA SOFTWARE GROUP INCORPORATED+                                        222,282
       9,286    PROGRESS SOFTWARE CORPORATION+                                          291,859
       6,685    SMITH MICRO SOFTWARE INCORPORATED+                                       59,095
      18,719    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+~~                           184,382

                                                                                      1,152,204
                                                                                    -----------

176 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO


      SHARES    SECURITY NAME                                                          VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.84%

       6,295    APOGEE ENTERPRISES INCORPORATED                                     $    99,524
       5,304    CABOT MICROELECTRONICS CORPORATION+                                     200,650
       4,306    CARBO CERAMICS INCORPORATED                                             268,436
       9,858    EAGLE MATERIALS INCORPORATED                                            261,631

                                                                                        830,241
                                                                                    -----------

TECHNOLOGY: 0.09%
       6,399    AVID TECHNOLOGY INCORPORATED+                                            88,178
                                                                                    -----------

TEXTILE MILL PRODUCTS: 0.68%
       6,176    ALBANY INTERNATIONAL CORPORATION CLASS A                                132,969
      12,668    INTERFACE INCORPORATED                                                  146,695
       3,122    OXFORD INDUSTRIES INCORPORATED                                           63,470
      11,206    WOLVERINE WORLD WIDE INCORPORATED                                       326,767

                                                                                        669,901
                                                                                    -----------

TEXTILES - PRODUCTS: 0.25%
      16,070    ICONIX BRAND GROUP INCORPORATED+                                        246,835
                                                                                    -----------

TOBACCO PRODUCTS: 0.10%
      20,047    ALLIANCE ONE INTERNATIONAL INCORPORATED+                                102,039
                                                                                    -----------

TRANSPORTATION BY AIR: 0.77%
       2,453    AIR METHODS CORPORATION+                                                 83,402
       3,396    ALLEGIANT TRAVEL COMPANY+                                               196,493
       8,086    BRISTOW GROUP INCORPORATED+                                             305,085
      12,604    SKYWEST INCORPORATED                                                    179,985

                                                                                        764,965
                                                                                    -----------

TRANSPORTATION EQUIPMENT: 2.41%
       3,343    AEROVIRONMENT INCORPORATED+                                              87,286
       2,748    ARCTIC CAT INCORPORATED+                                                 29,816
       4,512    ATC TECHNOLOGY CORPORATION+                                              77,426
      19,902    BRUNSWICK CORPORATION                                                   317,835
      11,344    CLARCOR INCORPORATED                                                    391,255
      11,452    GENCORP INCORPORATED+                                                    65,964
       5,512    GROUP 1 AUTOMOTIVE INCORPORATED+                                        175,612
       5,180    HORNBECK OFFSHORE+                                                       96,193
      12,816    ORBITAL SCIENCES CORPORATION+                                           243,632
       7,396    POLARIS INDUSTRIES INCORPORATED                                         378,379
       7,399    SPARTAN MOTORS INCORPORATED                                              41,434
       4,122    STANDARD MOTOR PRODUCTS INCORPORATED                                     40,890
       5,220    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                           83,938
       3,750    TRIUMPH GROUP INCORPORATED                                              262,838
       6,542    WINNEBAGO INDUSTRIES INCORPORATED+                                       95,579

                                                                                      2,388,077
                                                                                    -----------

TRANSPORTATION SERVICES: 0.24%
       8,566    HUB GROUP INCORPORATED CLASS A+                                         239,677
                                                                                    -----------

WHOLESALE TRADE NON-DURABLE GOODS: 1.47%
       9,188    HAIN CELESTIAL GROUP INCORPORATED+                                      159,412
       6,350    MYERS INDUSTRIES INCORPORATED                                            66,548
       2,881    NASH FINCH COMPANY                                                       96,946
       2,294    PERRY ELLIS INTERNATIONAL INCORPORATED+                                  51,959
       3,607    SCHOOL SPECIALTY INCORPORATED+                                           81,915

                                     Wells Fargo Advantage Master Portfolios 177

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
       5,052    SPARTAN STORES INCORPORATED                                                                         $   72,850
       4,117    THE ANDERSONS INCORPORATED                                                                             137,837
       8,123    TRACTOR SUPPLY COMPANY                                                                                 471,540
       5,402    UNITED STATIONERS INCORPORATED+                                                                        317,908

                                                                                                                     1,456,915
                                                                                                                    ----------

WHOLESALE TRADE-DURABLE GOODS: 1.69%
       3,763    A.M. CASTLE & COMPANY                                                                                   49,220
       8,390    APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                           208,492
       9,766    BARNES GROUP INCORPORATED                                                                              189,949
       5,570    DIGI INTERNATIONAL INCORPORATED+                                                                        59,265
      10,326    INSIGHT ENTERPRISES INCORPORATED+                                                                      148,281
       5,800    KAMAN CORPORATION CLASS A                                                                              145,058
      13,124    KNIGHT TRANSPORTATION INCORPORATED                                                                     276,785
         901    LAWSON PRODUCTS INCORPORATED                                                                            13,938
       2,749    MWI VETERINARY SUPPLY INCORPORATED+                                                                    111,060
      10,484    PEP BOYS-MANNY, MOE & JACK                                                                             105,364
      11,063    POOL CORPORATION                                                                                       250,466
       6,237    TYLER TECHNOLOGIES INCORPORATED+                                                                       116,881

                                                                                                                     1,674,759
                                                                                                                    ----------

TOTAL COMMON STOCKS (COST $97,202,021)                                                                              98,052,755
                                                                                                                    ----------

   PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 3.25%

COLLATERAL INVESTED IN OTHER ASSETS: 3.25%

$     65,225    BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
                  (MATURITY VALUE $65,225)                                              0.01%         04/01/2010        65,225
      19,531    CALCASIEU PARISH LA+/-ss                                                0.40          12/01/2027        19,531
      26,856    CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.38          06/01/2028
   26,856
     538,100    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $538,100)                  0.02          04/01/2010       538,100
      12,927    COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.25          10/01/2038        12,927
      39,063    COOK COUNTY IL+/-ss                                                     0.25          11/01/2030        39,063
      48,916    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $48,916)                   0.03          04/01/2010        48,916
      75,098    GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $75,098)                   0.01          04/01/2010        75,098
   1,742,565    GRYPHON FUNDING LIMITED(a)(i)                                           0.00          08/05/2010       716,194
       8,057    HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   0.33          11/01/2042         8,057
      24,414    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                 0.28          07/01/2029        24,414
       9,766    INDIANA MUNICIPAL POWER AGENCY+/-ss                                     0.30          01/01/2018         9,766
     326,121    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $326,121)                  0.01          04/01/2010       326,121
      14,649    KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.30          04/15/2025        14,649
       9,766    NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                0.34          01/01/2018         9,766
      28,540    NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.33          01/01/2034        28,540
      43,946    TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.34          07/01/2032        43,946
      14,649    VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.32          12/15/2040        14,648
   2,222,989    VFNC CORPORATION+/-(a)(i)++                                             0.25          09/30/2010     1,200,414

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,878,167)                                                            3,222,231
                                                                                                                    ----------

178 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL CAP INDEX PORTFOLIO

      SHARES    SECURITY NAME                                                           YIELD                          VALUE
SHORT-TERM INVESTMENTS: 1.08%

MUTUAL FUNDS: 0.91%

     897,297    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                         0.09%                       $    897,297
                                                                                                                    ------------

   PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.17%

$    170,000    US TREASURY BILL## #                                                    0.08         05/06/2010          169,974
                                                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,067,271)                                                                         1,067,271
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
  (COST $101,147,459)*                             103.22%                                                           102,342,257

OTHER ASSETS AND LIABILITIES, NET                   (3.22)                                                            (3,190,102)
                                                   ------                                                           ------------

TOTAL NET ASSETS                                   100.00%                                                          $ 99,152,155
                                                   ------                                                           ------------

----------

+        Non-income earning securities.

~~       All or a portion of this security is on loan.

+/-      Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)      Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)      Rate shown is the 7-day annualized yield at period end.

(l)      Investment in an affiliate.

#        Security pledged as collateral for futures transactions.

##       Zero coupon security. Rate represents yield to maturity.

 * Cost for federal income tax purposes is $106,708,649 and net unrealized appreciation (depreciation) consists of:

         Gross unrealized appreciation        $ 12,970,435
         Gross unrealized depreciation         (17,336,827)
                                              ------------
         Net unrealized depreciation          $ (4,366,392)

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 179

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

      SHARES   SECURITY NAME                                                                                       VALUE
COMMON STOCKS: 95.32%

APPAREL & ACCESSORY STORES: 8.22%
      292,420  CHARMING SHOPPES INCORPORATED+                                                                  $   1,596,613
      168,370  COLLECTIVE BRANDS INCORPORATED+                                                                     3,828,734
      188,300  DRESS BARN INCORPORATED+                                                                            4,925,928
      272,440  FINISH LINE INCORPORATED CLASS A                                                                    4,446,221
      169,360  HANESBRANDS INCORPORATED+                                                                           4,711,595
      114,150  RUE21 INCORPORATED+                                                                                 3,957,581
    1,124,790  WET SEAL INCORPORATED CLASS A+                                                                      5,354,000

                                                                                                                  28,820,672
                                                                                                               -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.12%
       87,841  COPART INCORPORATED+                                                                                3,127,140
      391,400  SONIC AUTOMOTIVE INCORPORATED+                                                                      4,305,400

                                                                                                                   7,432,540
                                                                                                               -------------

BIOTECHNOLOGY: 0.58%
      171,840  SEATTLE GENETICS INCORPORATED+                                                                      2,051,770
                                                                                                               -------------

BUSINESS SERVICES: 14.34%
      108,420  ARBITRON INCORPORATED~~                                                                             2,890,477
      166,240  BOTTOMLINE TECHNOLOGIES INCORPORATED+                                                               2,797,819
      520,080  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                3,463,733
      202,720  CARDTRONICS INCORPORATED+                                                                           2,520,347
       61,412  CONCUR TECHNOLOGIES INCORPORATED+                                                                   2,518,506
      190,450  MEDIDATA SOLUTIONS INCORPORATED+                                                                    2,894,840
      144,660  OMNICELL INCORPORATED+                                                                              2,029,580
      274,180  PARAMETRIC TECHNOLOGY CORPORATION+                                                                  4,948,949
      339,280  PHASE FORWARD INCORPORATED+                                                                         4,434,390
      395,160  SFN GROUP INCORPORATED+                                                                             3,165,232
      136,000  SKILLSOFT PLC ADR+                                                                                  1,403,520
      245,220  SUCCESSFACTORS INCORPORATED+                                                                        4,668,989
      188,970  SYKES ENTERPRISES INCORPORATED+                                                                     4,316,075
      139,790  TNS INCORPORATED+                                                                                   3,117,317
       68,610  ULTIMATE SOFTWARE GROUP INCORPORATED+                                                               2,260,700
      167,210  VOCUS INCORPORATED+                                                                                 2,850,931

                                                                                                                  50,281,405
                                                                                                               -------------

CASINO & GAMING: 0.64%
       55,020  BALLY TECHNOLOGIES INCORPORATED+~~                                                                  2,230,498
                                                                                                               -------------

CHEMICALS & ALLIED PRODUCTS: 5.09%
      184,940  ALNYLAM PHARMACEUTICALS INCORPORATED+                                                               3,147,679
      175,890  CRUCELL NV ADR+                                                                                     3,588,156
      168,530  ELIZABETH ARDEN INCORPORATED+                                                                       3,033,540
      205,845  INSPIRE PHARMACEUTICALS INCORPORATED+                                                               1,284,473
      180,430  OLIN CORPORATION                                                                                    3,540,037
      163,790  TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION+                                                      3,262,697

                                                                                                                  17,856,582
                                                                                                               -------------

COMMERCIAL SERVICES: 0.48%
      104,070  TRANSCEND SERVICES INCORPORATED+                                                                    1,691,138
                                                                                                               -------------

COMMUNICATIONS: 1.52%
      268,850  ARUBA NETWORKS INCORPORATED+                                                                        3,672,491
       63,170  ASIAINFO HOLDINGS INCORPORATED+                                                                     1,672,742

                                                                                                                   5,345,233
                                                                                                               -------------

180 Wells Fargo Advantage Master Portfolios

                          Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

      SHARES   SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS: 3.61%
      485,730  FBR CAPITAL MARKETS CORPORATION+                                                                $   2,210,072
       27,660  HANCOCK HOLDING COMPANY                                                                             1,156,465
      109,200  HOME BANCSHARES INCORPORATED                                                                        2,887,248
       61,450  SIGNATURE BANK+                                                                                     2,276,723
      111,300  WINTRUST FINANCIAL CORPORATION                                                                      4,141,473

                                                                                                                  12,671,981
                                                                                                               -------------

EATING & DRINKING PLACES: 0.84%
      211,190  TEXAS ROADHOUSE INCORPORATED CLASS A+                                                               2,933,429
                                                                                                               -------------

EDUCATIONAL SERVICES: 0.98%
      156,910  EDUCATION MANAGEMENT CORPORATION+~~                                                                 3,436,329
                                                                                                               -------------

ELECTRONIC: 0.90%
      162,780  GENTEX CORPORATION                                                                                  3,161,188
                                                                                                               -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.32%
      189,400  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                          661,006
       44,970  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                880,513
      776,930  ATMEL CORPORATION+                                                                                  3,907,958
       51,950  CALIX NETWORKS INCORPORATED+                                                                          698,728
      314,420  MICREL INCORPORATED                                                                                 3,351,717
      149,740  MICROSEMI CORPORATION+                                                                              2,596,492
       95,420  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                 2,808,211
      184,820  OSI SYSTEMS INCORPORATED+                                                                           5,184,201
      281,840  PMC-SIERRA INCORPORATED+                                                                            2,514,013
       75,690  POLYCOM INCORPORATED+                                                                               2,314,600
       52,675  SILICON LABORATORIES INCORPORATED+~~                                                                2,511,017
      176,550  TESSERA TECHNOLOGIES INCORPORATED+                                                                  3,580,434
       76,800  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                             2,543,616
       76,520  VIASAT INCORPORATED+                                                                                2,648,357

                                                                                                                  36,200,863
                                                                                                               -------------

ENVIRONMENTAL CONTROL: 0.51%
      104,190  CALGON CARBON CORPORATION+                                                                          1,783,733
                                                                                                               -------------

FOOD & KINDRED PRODUCTS: 0.96%
      119,590  UNITED NATURAL FOODS INCORPORATED+                                                                  3,364,067
                                                                                                               -------------

GENERAL MERCHANDISE STORES: 0.95%
      204,060  99 CENTS ONLY STORES+                                                                               3,326,178
                                                                                                               -------------

HEALTH CARE: 0.42%
       29,510  GEN-PROBE INCORPORATED+                                                                             1,475,500
                                                                                                               -------------

HEALTH SERVICES: 3.41%
      123,120  GENOPTIX INCORPORATED+                                                                              4,369,529
      108,190  LHC GROUP INCORPORATED+                                                                             3,627,611
      260,550  NEKTAR THERAPEUTICS+                                                                                3,962,966
                                                                                                                  11,960,106
                                                                                                               -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.25%
      242,880  ORION MARINE GROUP INCORPORATED+                                                                    4,383,984
                                                                                                               -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.37%
       77,890  FINANCIAL ENGINES INCORPORATED+                                                                     1,316,341
                                                                                                               -------------

                                     Wells Fargo Advantage Master Portfolios 181

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

      SHARES   SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.72%
      135,980  COLUMBUS MCKINNON CORPORATION+                                                                  $   2,158,003
      205,350  ENTEGRIS INCORPORATED+                                                                              1,034,964
      227,100  INTERMEC INCORPORATED+                                                                              3,220,278
      233,970  NETEZZA CORPORATION+                                                                                2,992,476
      128,010  RIVERBED TECHNOLOGY INCORPORATED+                                                                   3,635,484

                                                                                                                  13,041,205
                                                                                                               -------------

INSURANCE CARRIERS: 2.03%
       82,120  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                           2,676,291
       16,700  ENSTAR GROUP LIMITED+                                                                               1,154,972
      119,210  VALIDUS HOLDINGS LIMITED                                                                            3,281,851

                                                                                                                   7,113,114
                                                                                                               -------------

LEISURE, SPORTING & RECREATION: 1.09%
      146,610  DICK'S SPORTING GOODS INCORPORATED+                                                                 3,827,987
                                                                                                               -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.76%
      158,170  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                     2,938,799
       82,455  ARGON ST INCORPORATED+                                                                              2,194,128
      400,530  DEXCOM INCORPORATED+                                                                                3,897,157
      215,860  EMDEON INCORPORATED+                                                                                3,566,007
      421,730  ENDOLOGIX INCORPORATED+                                                                             1,703,789
       60,310  HEARTWARE INTERNATIONAL INCORPORATED+                                                               2,681,986
      599,508  INFINERA CORPORATION+~~                                                                             5,107,808
      216,100  SENSATA TECHNOLOGIES HOLDINGS N.V+                                                                  3,881,156
       98,505  SONOSITE INCORPORATED+                                                                              3,162,996
      340,900  SPECTRANETICS CORPORATION+                                                                          2,355,619
      104,510  ZOLL MEDICAL CORPORATION+                                                                           2,754,884

                                                                                                                  34,244,329
                                                                                                               -------------

MEDICAL PRODUCTS: 1.12%
      100,540  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                         3,916,033
                                                                                                               -------------

METAL MINING: 0.58%
      150,560  THOMPSON CREEK METALS COMPANY INCORPORATED+                                                         2,037,077
                                                                                                               -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.92%
      138,050  STR HOLDINGS INCORPORATED+                                                                          3,244,175
                                                                                                               -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.84%
      232,570  HEARTLAND EXPRESS INCORPORATED                                                                      3,837,405
      112,250  WERNER ENTERPRISES INCORPORATED                                                                     2,600,833

                                                                                                                   6,438,238
                                                                                                               -------------

OIL & GAS EXTRACTION: 3.92%
      218,120  COMPLETE PRODUCTION SERVICES INCORPORATED+                                                          2,519,286
       42,720  COMSTOCK RESOURCES INCORPORATED+                                                                    1,358,496
       74,850  CONCHO RESOURCES INCORPORATED+                                                                      3,769,446
      233,150  GULFPORT ENERGY CORPORATION+                                                                        2,620,606
      165,280  SUPERIOR ENERGY SERVICES INCORPORATED+                                                              3,474,186

                                                                                                                  13,742,020
                                                                                                               -------------

PAPER & RELATED PRODUCTS: 0.52%
      155,190  KAPSTONE PAPER AND PACKAGING CORPORATION+                                                           1,842,105
                                                                                                               -------------

PHARMACEUTICALS: 0.52%
      165,950  ISIS PHARMACEUTICALS INCORPORATED+                                                                  1,812,174
                                                                                                               -------------

182 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

      SHARES   SECURITY NAME                                                                                               VALUE
PRIMARY METAL INDUSTRIES: 1.76%
      313,710  HORSEHEAD HOLDING CORPORATION+                                                                          $   3,714,326
      140,960  STEEL DYNAMICS INCORPORATED                                                                                 2,462,571

                                                                                                                           6,176,897
                                                                                                                       -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.79%
      169,400  ROVI CORPORATION+                                                                                           6,289,822
                                                                                                                       -------------

RAILROAD TRANSPORTATION: 0.63%
       64,350  GENESEE & WYOMING INCORPORATED+                                                                             2,195,622
                                                                                                                       -------------

RENTAL AUTO/EQUIPMENT: 0.67%
      236,390  HERTZ GLOBAL HOLDINGS INCORPORATED+~~                                                                       2,361,536
                                                                                                                       -------------

RETAIL-SPECIAL LINE: 1.12%
      173,910  ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                              3,933,844
                                                                                                                       -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.01%
      106,300  JARDEN CORPORATION                                                                                          3,538,727
                                                                                                                       -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.85%
       94,710  EVERCORE PARTNERS INCORPORATED CLASS A                                                                      2,841,300
      362,300  GFI GROUP INCORPORATED                                                                                      2,094,094
       94,940  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                         1,546,573

                                                                                                                           6,481,967
                                                                                                                       -------------

SOFTWARE: 1.54%
      105,730  COMMVAULT SYSTEMS INCORPORATED+                                                                             2,257,336
      144,510  SOLARWINDS INCORPORATED+                                                                                    3,130,087
                                                                                                                           5,387,423
                                                                                                                       -------------

TRANSPORTATION BY AIR: 0.36%
      170,000  US AIRWAYS GROUP INCORPORATED+                                                                              1,249,500
                                                                                                                       -------------

TRANSPORTATION SERVICES: 1.06%
      132,770  HUB GROUP INCORPORATED CLASS A+                                                                             3,714,905
                                                                                                                       -------------

TOTAL COMMON STOCKS (COST $268,409,380)                                                                                  334,312,237
                                                                                                                       -------------

    PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 1.99%

COLLATERAL INVESTED IN OTHER ASSETS: 1.99%
$     222,088  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $222,088)       0.01%         04/01/2010         222,088
       66,503  CALCASIEU PARISH LA+/-ss                                                     0.40          12/01/2027          66,503
       91,442  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                  0.38          06/01/2028          91,442
    1,832,204  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,832,205)                       0.02          04/01/2010       1,832,204
       44,017  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                    0.25          10/01/2038          44,017
      133,007  COOK COUNTY IL+/-ss                                                          0.25          11/01/2030         133,007
      166,558  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE-BACKED SECURITIES (MATURITY VALUE $166,558)                         0.03          04/01/2010         166,558
      255,706  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE-BACKED SECURITIES (MATURITY VALUE $255,706)                         0.01          04/01/2010         255,706
    2,310,770  GRYPHON FUNDING LIMITED(a)(i)                                                0.00          08/05/2010         949,727
       27,433  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                        0.33          11/01/2042          27,433

                                     Wells Fargo Advantage Master Portfolios 183

Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY GROWTH PORTFOLIO

    PRINCIPAL  SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      83,129  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                      0.28%         07/01/2029   $     83,129
       33,252  INDIANA MUNICIPAL POWER AGENCY+/-ss                                          0.30          01/01/2018         33,252
    1,110,425  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,110,425)                       0.01          04/01/2010      1,110,425
       49,878  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                       0.30          04/15/2025         49,878
       33,252  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                     0.34          01/01/2018         33,252
       97,178  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                     0.33          01/01/2034         97,178
      149,633  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                            0.34          07/01/2032        149,633
       49,878  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                            0.32          12/15/2040         49,877
    2,947,847  VFNC CORPORATION+/-(a)(i)++                                                  0.25          09/30/2010      1,591,838

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,530,892)                                                                 6,987,147
                                                                                                                       ------------

       SHARES                                                                              YIELD
SHORT-TERM INVESTMENTS: 4.19%

MUTUAL FUNDS: 4.19%
   14,708,242  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                              0.09                         14,708,242
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,708,242)                                                                          14,708,242
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES

(COST $289,648,514)*                                                          101.50%                                   356,007,626
OTHER ASSETS AND LIABILITIES, NET                                              (1.50)                                    (5,257,419)
                                                                              ------                                   ------------
TOTAL NET ASSETS                                                              100.00%                                  $350,750,207
                                                                              ------                                   ------------

-------------
+         Non-income earning securities.

~~        All or a portion of this security is on loan.

+/-       Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)       Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)       Rate shown is the 7-day annualized yield at period end.

(l)       Investment in an affiliate.

* Cost for federal income tax purposes is $306,097,849 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $  70,979,900
Gross unrealized depreciation          (21,070,123)
                                     -------------
Net unrealized appreciation          $  49,909,777

The accompanying notes are an integral part of these financial statements.

184 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 96.82%

AMUSEMENT & RECREATION SERVICES: 0.71%
          45,460  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                     $      1,171,498
                                                                                                                 ----------------

APPAREL & ACCESSORY STORES: 5.54%
          37,730  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                          1,680,872
          58,100  DSW INCORPORATED CLASS A+                                                                             1,483,293
          84,900  HANESBRANDS INCORPORATED+                                                                             2,361,918
          64,400  TRUE RELIGION APPAREL INCORPORATED+                                                                   1,955,184
          87,490  VOLCOM INCORPORATED+                                                                                  1,707,805

                                                                                                                        9,189,072
                                                                                                                 ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.85%
         105,520  ASBURY AUTOMOTIVE GROUP INCORPORATED+                                                                 1,403,416
                                                                                                                 ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.00%
          76,310  TUTOR PRINI CORPORATION+                                                                              1,659,743
                                                                                                                 ----------------

BUSINESS SERVICES: 7.76%
         153,240  AIRCASTLE LIMITED                                                                                     1,451,183
          34,540  CACI INTERNATIONAL INCORPORATED CLASS A+                                                              1,687,279
         203,740  EARTHLINK INCORPORATED                                                                                1,739,940
          21,170  MICROSTRATEGY INCORPORATED CLASS A+                                                                   1,800,932
          27,520  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+                                                           1,510,022
          47,610  RENT-A-CENTER INCORPORATED+                                                                           1,125,977
          65,740  SYNNEX CORPORATION+                                                                                   1,943,274
          81,500  TAL INTERNATIONAL GROUP INCORPORATED                                                                  1,628,370

                                                                                                                       12,886,977
                                                                                                                 ----------------

CASINO & GAMING: 1.11%
         101,180  AMERISTAR CASINOS INCORPORATED                                                                        1,843,500
                                                                                                                 ----------------

CHEMICALS & ALLIED PRODUCTS: 4.86%
          45,900  CYTEC INDUSTRIES INCORPORATED                                                                         2,145,366
          83,200  OLIN CORPORATION                                                                                      1,632,384
         101,810  ROCKWOOD HOLDINGS INCORPORATED+                                                                       2,710,182
          79,130  TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION+                                                        1,576,270

                                                                                                                        8,064,202
                                                                                                                 ----------------

COMMUNICATIONS: 1.10%
         533,340  CINCINNATI BELL INCORPORATED+                                                                         1,818,689
                                                                                                                 ----------------

COMMUNICATIONS EQUIPMENT: 0.96%
          56,970  COMMSCOPE INCORPORATED+                                                                               1,596,299
                                                                                                                 ----------------

COMPUTER TECHNOLOGIES: 1.13%
          51,760  LEXMARK INTERNATIONAL INCORPORATED+                                                                   1,867,501
                                                                                                                 ----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.91%
          27,720  CHEMED CORPORATION                                                                                    1,507,414
                                                                                                                 ----------------

DEPOSITORY INSTITUTIONS: 13.22%
         121,400  ASSOCIATED BANC-CORP                                                                                  1,675,320
          46,870  BANK OF THE OZARKS INCORPORATED                                                                       1,649,355
          76,990  CARDINAL FINANCIAL CORPORATION                                                                          822,253
          32,200  CITY NATIONAL CORPORATION                                                                             1,737,834
         105,640  EAST WEST BANCORP INCORPORATED~~                                                                      1,840,249
         118,609  FIRST HORIZON NATIONAL CORPORATION+                                                                   1,666,454

                                     Wells Fargo Advantage Master Portfolios 185

Portfolio of Investments--March 31, 2010 (Unaudited)



SMALL COMPANY VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                        VALUE
DEPOSITORY INSTITUTIONS (continued)
          70,400  MB FINANCIAL INCORPORATED                                                                      $      1,586,112
         117,000  NORTHWEST BANCSHARES INCORPORATED                                                                     1,373,580
          85,210  PACWEST BANCORP                                                                                       1,944,492
          72,700  PINNACLE FINANCIAL PARTNERS INCORPORATED+                                                             1,098,497
          30,900  SVB FINANCIAL GROUP+                                                                                  1,441,794
         131,850  UMPQUA HOLDINGS CORPORATION                                                                           1,748,331
          88,010  WASHINGTON FEDERAL INCORPORATED                                                                       1,788,363
          42,190  WINTRUST FINANCIAL CORPORATION                                                                        1,569,890

                                                                                                                       21,942,524
                                                                                                                 ----------------

ELECTRIC, GAS & SANITARY SERVICES: 3.82%
          48,000  ENERGEN CORPORATION                                                                                   2,233,440
          78,830  GREAT PLAINS ENERGY INCORPORATED                                                                      1,463,873
          94,180  PORTLAND GENERAL ELECTRIC COMPANY                                                                     1,818,616
          35,780  UNITIL CORPORATION                                                                                      831,885

                                                                                                                        6,347,814
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.58%
         176,700  AVIAT NETWORKS INCORPORATED+                                                                          1,171,521
          49,980  COMTECH TELECOMMUNICATIONS CORPORATION+                                                               1,598,860
         131,700  GRAFTECH INTERNATIONAL LIMITED+                                                                       1,800,339
         324,010  RF MICRO DEVICES INCORPORATED+                                                                        1,613,570
         159,060  TTM TECHNOLOGIES INCORPORATED+                                                                        1,412,453

                                                                                                                        7,596,743
                                                                                                                 ----------------

FOOD & KINDRED PRODUCTS: 1.74%
          47,930  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                            1,678,029
          35,080  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                              1,215,873

                                                                                                                        2,893,902
                                                                                                                 ----------------

GENERAL MERCHANDISE STORES: 0.85%
          80,770  CABELA'S INCORPORATED+                                                                                1,412,667
                                                                                                                 ----------------

HEALTH SERVICES: 1.04%
         107,520  HEALTHWAYS INCORPORATED+                                                                              1,727,846
                                                                                                                 ----------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.54%
         172,320  GREAT LAKES DREDGE & DOCK COMPANY                                                                       904,680
                                                                                                                 ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.39%
          78,510  GAYLORD ENTERTAINMENT COMPANY+~~                                                                      2,299,558
                                                                                                                 ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.62%
         101,920  ALTRA HOLDINGS INCORPORATED+                                                                          1,399,362
          41,760  BLACK BOX CORPORATION                                                                                 1,284,538

                                                                                                                        2,683,900
                                                                                                                 ----------------

INSURANCE CARRIERS: 3.12%
          62,060  AMERIGROUP CORPORATION+                                                                               2,062,874
          45,071  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                             1,468,864
          91,410  UNITED FIRE & CASUALTY COMPANY                                                                        1,644,466

                                                                                                                        5,176,204
                                                                                                                 ----------------

INVESTMENT COMPANIES: 1.20%
         156,600  APOLLO INVESTMENT CORPORATION                                                                         1,993,518
                                                                                                                 ----------------

186 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                       VALUE
LEISURE, SPORTING & RECREATION: 2.05%
         184,290  CALLAWAY GOLF COMPANY                                                                          $      1,625,438
          57,180  GENESCO INCORPORATED+                                                                                 1,773,152

                                                                                                                        3,398,590
                                                                                                                 ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.13%
          45,360  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                   1,872,007
                                                                                                                 ----------------

METAL FABRICATE, HARDWARE: 1.62%
         134,860  CHART INDUSTRIES INCORPORATED+                                                                        2,697,200
                                                                                                                 ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.67%
          74,610  RC2 CORPORATION+                                                                                      1,116,912
                                                                                                                 ----------------

MISCELLANEOUS REPAIR SERVICES: 1.04%
         150,890  DYNCORP INTERNATIONAL INCORPORATED+                                                                   1,733,726
                                                                                                                 ----------------

OIL & GAS EXTRACTION: 4.02%
          68,410  BERRY PETROLEUM COMPANY CLASS A                                                                       1,926,426
         252,900  GLOBAL INDUSTRIES LIMITED+                                                                            1,623,618
         156,200  KEY ENERGY SERVICES INCORPORATED+                                                                     1,491,710
          38,400  UNIT CORPORATION+                                                                                     1,623,552

                                                                                                                        6,665,306
                                                                                                                 ----------------

PAPER & ALLIED PRODUCTS: 1.44%
         117,250  TEMPLE-INLAND INCORPORATED                                                                            2,395,418
                                                                                                                 ----------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.07%
          63,400  HOLLY CORPORATION                                                                                     1,769,494
                                                                                                                 ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.99%
          78,840  AMERICAN GREETINGS CORPORATION CLASS A                                                                1,643,026
                                                                                                                 ----------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 9.64%
          51,150  AMERICAN CAMPUS COMMUNITIES                                                                           1,414,809
         112,190  BIOMED REALTY TRUST INCORPORATED                                                                      1,855,623
          46,290  CORPORATE OFFICE PROPERTIES TRUST                                                                     1,857,618
         100,700  DUPONT FABROS TECHNOLOGY INCORPORATION                                                                2,174,113
         116,220  FIRST POTOMAC REALTY TRUST                                                                            1,746,787
         100,580  LASALLE HOTEL PROPERTIES                                                                              2,343,514
         104,500  REDWOOD TRUST INCORPORATED                                                                            1,611,390
          39,200  SOVRAN SELF STORAGE INCORPORATED                                                                      1,366,512
         146,594  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                 1,637,455

                                                                                                                       16,007,821
                                                                                                                 ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.76%
          94,980  COOPER TIRE & RUBBER COMPANY                                                                          1,806,520
         126,970  TITAN INTERNATIONAL INCORPORATED~~                                                                    1,108,448

                                                                                                                        2,914,968
                                                                                                                 ----------------

SATELLITE: 1.46%
         299,790  IRADIUM COMMUNICATIONS INCORPORATED+~~                                                                2,431,297
                                                                                                                 ----------------

SOCIAL SERVICES: 0.96%
         132,340  RES-CARE INCORPORATED+                                                                                1,586,757
                                                                                                                 ----------------

SOFTWARE: 0.98%
          53,870  DIGITAL RIVER INCORPORATED+                                                                           1,632,261
                                                                                                                 ----------------

                                     Wells Fargo Advantage Master Portfolios 187

Portfolio of Investments -- March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

         SHARES   SECURITY NAME                                                                                            VALUE
TRANSPORTATION BY AIR: 3.41%
         334,160  AIRTRAN HOLDINGS INCORPORATED+                                                                        $  1,697,533
          74,830  ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                               3,969,732

                                                                                                                           5,667,265
                                                                                                                        ------------

TRANSPORTATION EQUIPMENT: 3.22%
          83,490  MARTEN TRANSPORT LIMITED+                                                                                1,645,588
          66,460  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                1,553,835
          30,560  TRIUMPH GROUP INCORPORATED                                                                               2,141,950

                                                                                                                           5,341,373
                                                                                                                        ------------

TRANSPORTATION SERVICES: 0.89%
          51,470  GATX CORPORATION                                                                                         1,474,616
                                                                                                                        ------------

WHOLESALE TRADE-DURABLE GOODS: 1.42%
          83,590  A.M. CASTLE & COMPANY                                                                                    1,093,357
          36,620  WESCO INTERNATIONAL INCORPORATED+                                                                        1,271,080

                                                                                                                           2,364,437
                                                                                                                        ------------

TOTAL COMMON STOCKS (COST $114,079,991)                                                                                  160,700,141
                                                                                                                        ------------

       PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING:1.93%


COLLATERAL INVESTED IN OTHER ASSETS: 1.93%
$         70,778  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $70,778)        0.01%      04/01/2010          70,778
          21,194  CALCASIEU PARISH LA+/-ss                                                     0.40       12/01/2027          21,194
          29,142  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                  0.38       06/01/2028          29,142
         583,910  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE-BACKED
                  SECURITIES (MATURITY VALUE $583,910)                                         0.02       04/01/2010         583,910
          14,028  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                    0.25       10/01/2038          14,028
          42,388  COOK COUNTY IL+/-ss                                                          0.25       11/01/2030          42,388
          53,081  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $53,081)                          0.03       04/01/2010          53,081
          81,492  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $81,492)                          0.01       04/01/2010          81,492
       1,617,785  GRYPHON FUNDING LIMITED(a)(i)                                                0.00       08/05/2010         664,910
           8,743  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                        0.33       11/01/2042           8,743
          26,493  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                      0.28       07/01/2029          26,493
          10,597  INDIANA MUNICIPAL POWER AGENCY+/-ss                                          0.30       01/01/2018          10,597
         353,885  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE-BACKED SECURITIES (MATURITY VALUE $353,885)                         0.01       04/01/2010         353,885
          15,896  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                       0.30       04/15/2025          15,896
          10,597  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                     0.34       01/01/2018          10,597
          30,970  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                     0.33       01/01/2034          30,970
          47,687  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                            0.34       07/01/2032          47,687
          15,896  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                            0.32       12/15/2040          15,894
       2,063,807  VFNC CORPORATION+/-(a)(i)++                                                  0.25       09/30/2010       1,114,456

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,876,714)                                                                  3,196,141
                                                                                                                        ------------

188 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

SMALL COMPANY VALUE PORTFOLIO

        SHARES     SECURITY NAME                                                                  YIELD                VALUE
SHORT-TERM INVESTMENTS: 2.60%

MUTUAL FUNDS: 2.60%
        4,319,642  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                                0.09%           $     4,319,642
                                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,319,642)                                                                          4,319,642
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $121,276,347)*                                               101.35%                                            168,215,924
OTHER ASSETS AND LIABILITIES, NET                                   (1.35)                                            (2,245,612)
                                                                   ------                                         ---------------

TOTAL NET ASSETS                                                   100.00%                                        $   165,970,312
                                                                   ------                                         ---------------

----------
+        Non-income earning securities.

~~       All or a portion of this security is on loan.

+/-      Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)      Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)      Rate shown is the 7-day annualized yield at period end.

(l)      Investment in an affiliate.

* Cost for federal income tax purposes is $146,644,524 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation          $    48,627,735
Gross unrealized depreciation             (27,056,335)
                                       ---------------
Net unrealized appreciation            $    21,571,400

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 189

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 96.31%

AMUSEMENT & RECREATION SERVICES: 0.09%
           3,300  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                         $     85,041
                                                                                                                     ------------

APPAREL & ACCESSORY STORES: 5.02%
           1,800  ABERCROMBIE & FITCH COMPANY CLASS A                                                                      82,152
          24,300  BEBE STORES INCORPORATED                                                                                216,270
          44,700  CHARMING SHOPPES INCORPORATED+                                                                          244,062
           1,700  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                             75,735
          31,300  CHRISTOPHER & BANKS CORPORATION                                                                         250,400
           4,800  CITI TRENDS INCORPORATED+                                                                               155,712
          40,100  COLDWATER CREEK INCORPORATED+                                                                           278,294
          22,170  COLLECTIVE BRANDS INCORPORATED+                                                                         504,146
           2,600  COLUMBIA SPORTSWEAR COMPANY                                                                             136,578
          62,411  DELIA*S INCORPORATED+                                                                                   107,971
          14,400  DESTINATION MATERNITY CORPORATION+                                                                      369,504
          37,000  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                           473,970
          29,482  LIZ CLAIBORNE INCORPORATED+                                                                             219,051
          12,900  MAIDENFORM BRANDS INCORPORATED+                                                                         281,865
          84,700  NEW YORK & COMPANY INCORPORATED+                                                                        405,713
           4,500  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                   163,440
           5,600  STAGE STORES INCORPORATED                                                                                86,184
          12,500  THE CATO CORPORATION CLASS A                                                                            268,000
          34,900  WET SEAL INCORPORATED CLASS A+                                                                          166,124

                                                                                                                        4,485,171
                                                                                                                     ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.90%
           8,032  MIDAS INCORPORATED+                                                                                      90,601
          20,020  MONRO MUFFLER BRAKE INCORPORATED                                                                        715,915

                                                                                                                          806,516
                                                                                                                     ------------

BIOPHARMACEUTICALS: 0.09%
           1,200  CEPHALON INCORPORATED+                                                                                   81,336
                                                                                                                     ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.97%
          12,111  CAVCO INDUSTRIES INCORPORATED+                                                                          413,470
          42,005  PALM HARBOR HOMES INCORPORATED+                                                                          84,430
          16,775  TUTOR PRINI CORPORATION+                                                                                364,856

                                                                                                                          862,756
                                                                                                                     ------------

BUSINESS SERVICES: 7.39%
          22,639  ABM INDUSTRIES INCORPORATED                                                                             479,947
           4,800  ADMINISTAFF INCORPORATED                                                                                102,432
          62,100  APAC CUSTOMER SERVICES INCORPORATED+                                                                    357,075
          83,392  ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                   526,204
           9,000  BARRETT BUSINESS SERVICES INCORPORATED                                                                  122,040
          13,900  CAI INTERNATIONAL INCORPORATED+                                                                         171,248
          38,800  CONVERGYS CORPORATION+                                                                                  475,688
          12,200  FAIR ISAAC CORPORATION                                                                                  309,148
          34,639  GEO GROUP INCORPORATED+                                                                                 686,545
          17,350  GERBER SCIENTIFIC INCORPORATED+                                                                         107,744
          19,000  GSE SYSTEMS INCORPORATED+                                                                               102,790
          22,500  HACKETT GROUP INCORPORATED+                                                                              62,550
          21,806  HEALTHCARE SERVICES GROUP                                                                               488,236
         125,310  HILL INTERNATIONAL INCORPORATED+                                                                        730,557
          46,100  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                   167,343

190 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
           5,600  MDC PARTNERS INCORPORATED                                                                           $    57,960
           9,600  MENTOR GRAPHICS CORPORATION+                                                                             76,992
          33,300  MONSTER WORLDWIDE INCORPORATED+                                                                         553,113
          31,591  PLATO LEARNING INCORPORATED+                                                                            175,646
           5,600  ROLLINS INCORPORATED                                                                                    121,408
           7,000  SYKES ENTERPRISES INCORPORATED+                                                                         159,880
          71,095  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                 565,916

                                                                                                                        6,600,462
                                                                                                                      -----------

CASINO & GAMING: 0.23%
          83,410  CENTURY CASINOS INCORPORATED+                                                                           208,525
                                                                                                                      -----------

CHEMICALS & ALLIED PRODUCTS: 3.17%
          21,700  ELIZABETH ARDEN INCORPORATED+                                                                           390,600
          38,500  FERRO CORPORATION                                                                                       338,415
          21,300  ICO INCORPORATED                                                                                        172,104
           1,775  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          84,614
          13,500  LANDEC CORPORATION+                                                                                      89,505
          26,900  OLIN CORPORATION                                                                                        527,778
          50,420  ORASURE TECHNOLOGIES INCORPORATED+                                                                      298,991
          69,726  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                  627,534
           6,100  ROCKWOOD HOLDINGS INCORPORATED+                                                                         162,382
           3,600  RPM INTERNATIONAL INCORPORATED                                                                           76,824
          15,652  SERACARE LIFE SCIENCES INCORPORATED+                                                                     62,608

                                                                                                                        2,831,355
                                                                                                                      -----------

COMMUNICATIONS: 1.31%
          71,645  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                 275,833
          63,220  CINCINNATI BELL INCORPORATED+                                                                           215,580
           9,100  KRATOS DEFENSE & SECURITY SOLUTIONS INCORPORATED+                                                       129,857
          21,800  PREMIERE GLOBAL SERVICES INCORPORATED+                                                                  180,068
         192,190  SANDVINE CORPORATION+(a)                                                                                369,293

                                                                                                                        1,170,631
                                                                                                                      -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.02%
          13,880  CHICAGO BRIDGE & IRON COMPANY NV+                                                                       322,849
           7,800  COMFORT SYSTEMS USA INCORPORATED                                                                         97,422
           9,400  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                           250,134
          22,640  MATRIX SERVICE COMPANY+                                                                                 243,606

                                                                                                                          914,011
                                                                                                                      -----------

DATA SERVICES: 0.25%
          38,395  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                            219,235
                                                                                                                      -----------

DEPOSITORY INSTITUTIONS: 8.05%
          15,075  1ST UNITED BANCORP INCORPORATED+                                                                        121,354
          18,721  ASSOCIATED BANC-CORP                                                                                    258,350
           8,600  ASTORIA FINANCIAL CORPORATION                                                                           124,700
          11,642  BANCORP INCORPORATED+                                                                                   103,614
           3,100  BANK OF THE OZARKS INCORPORATED                                                                         109,089
          10,800  BANNER CORPORATION                                                                                       41,472
          18,300  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                          134,871
          16,900  BROOKLINE BANCORP INCORPORATED                                                                          179,816
           1,700  CATHAY GENERAL BANCORPORATION                                                                            19,805
           5,190  CITY NATIONAL CORPORATION                                                                               280,104

                                     Wells Fargo Advantage Master Portfolios 191

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
           4,000  COLUMBIA BANKING SYSTEM INCORPORATED                                                               $     81,240
           4,100  EAST WEST BANCORP INCORPORATED                                                                           71,422
          12,900  FIRST BUSEY CORPORATION                                                                                  57,018
           2,400  FIRST FINANCIAL CORPORATION                                                                              69,504
          12,177  FIRST HORIZON NATIONAL CORPORATION+                                                                     171,083
          13,300  FIRST MIDWEST BANCORP INCORPORATED                                                                      180,215
           5,970  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                               84,893
          32,308  FIRST SECURITY GROUP INCORPORATED                                                                        69,785
          38,000  GLACIER BANCORP INCORPORATED                                                                            578,740
           5,400  GREAT SOUTHERN BANCORP INCORPORATION                                                                    121,176
           5,150  HANCOCK HOLDING COMPANY                                                                                 215,322
           2,600  HUDSON VALLEY HOLDING CORPORATION                                                                        62,920
           6,470  IBERIABANK CORPORATION                                                                                  388,265
           3,400  NBT BANCORP INCORPORATED                                                                                 77,690
          30,800  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                 509,432
          22,000  NEWALLIANCE BANCSHARES INCORPORATED                                                                     277,640
          13,500  NEWBRIDGE BANCORPORATION+                                                                                47,925
           4,400  NORTHRIM BANCORP INCORPORATED                                                                            75,152
           2,635  NORTHWEST BANCSHARES INCORPORATED                                                                        30,935
           9,200  PACIFIC CONTINENTAL CORPORATION                                                                          96,600
          24,900  PACIFIC PREMIER BANCORP INCORPORATED+                                                                   122,010
           9,300  PACWEST BANCORP                                                                                         212,226
           3,900  STELLARONE CORPORATION                                                                                   52,143
          22,900  STERLING BANCSHARES INCORPORATED                                                                        127,782
           4,300  TCF FINANCIAL CORPORATION                                                                                68,542
           6,000  TEXAS CAPITAL BANCSHARES INCORPORATED+                                                                  113,940
          10,100  UMB FINANCIAL CORPORATION                                                                               410,060
          22,248  UNITED COMMUNITY BANKS INCORPORATED+                                                                     98,114
           8,710  UNIVEST CORPORATION OF PENNSYLVANIA                                                                     162,790
           7,000  WASHINGTON BANKING COMPANY                                                                               88,130
          26,650  WASHINGTON FEDERAL INCORPORATED                                                                         541,528
          11,699  WEST COAST BANCORP (OREGON)                                                                              30,183
           8,730  WESTERN LIBERTY BANCORP+                                                                                 61,110
          24,170  WHITNEY HOLDING CORPORATION                                                                             333,304
           7,890  WILMINGTON TRUST CORPORATION                                                                            130,737

                                                                                                                        7,192,731
                                                                                                                     ------------

E-COMMERCE/SERVICES: 0.20%
          21,600  SUPPORT.COM INCORPORATED+                                                                                70,632
          19,100  WEB.COM GROUP INCORPORATED+                                                                             104,095

                                                                                                                          174,727
                                                                                                                     ------------

EATING & DRINKING PLACES: 0.72%
           3,700  CEC ENTERTAINMENT INCORPORATED+                                                                         140,933
          11,000  MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                             110,770
          14,300  MORTON'S RESTAURANT GROUP INCORPORATED+                                                                  87,373
           7,900  O'CHARLEYS INCORPORATED+                                                                                 70,626
          46,400  WENDY'S ARBY'S GROUP INCORPORATED                                                                       232,000

                                                                                                                          641,702
                                                                                                                     ------------

EDUCATIONAL SERVICES: 0.19%
          11,900  LEARNING TREE INTERNATIONAL INCORPORATED+                                                               167,433
          58,950  VOYAGER EXPANDED LEARNING CORPORATION(a)                                                                      0

                                                                                                                          167,433
                                                                                                                     ------------

192 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES: 2.76%
          12,796  ALLETE INCORPORATED                                                                                $    428,410
           4,900  BLACK HILLS CORPORATION                                                                                 148,715
          15,100  CLEAN HARBORS INCORPORATED+                                                                             838,956
           8,975  EL PASO CORPORATION                                                                                      97,289
          26,677  EL PASO ELECTRIC COMPANY+                                                                               549,546
          15,065  NEWALTA INCORPORATED                                                                                    137,092
           3,400  NICOR INCORPORATED                                                                                      142,528
           3,500  PORTLAND GENERAL ELECTRIC COMPANY                                                                        67,585
           1,700  WGL HOLDINGS INCORPORATED                                                                                58,905

                                                                                                                        2,469,026
                                                                                                                     ------------

ELECTRONIC: 0.82%
          37,765  GENTEX CORPORATION                                                                                      733,396
                                                                                                                     ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.71%
          24,300  ADAPTEC INCORPORATED+                                                                                    79,461
           9,900  ADC TELECOMMUNICATIONS INCORPORATED+                                                                     72,369
           7,700  ARRIS GROUP INCORPORATED+                                                                                92,477
          55,200  ATMI INCORPORATED+                                                                                    1,065,912
           6,400  AVIAT NETWORKS INCORPORATED+                                                                             42,432
          13,400  CTS CORPORATION                                                                                         126,228
           3,600  DIODES INCORPORATED+                                                                                     80,640
          33,560  GRAFTECH INTERNATIONAL LIMITED+                                                                         458,765
           8,400  HELEN OF TROY LIMITED+                                                                                  218,904
          10,100  HOUSTON WIRE & CABLE COMPANY                                                                            116,958
          10,600  IMATION CORPORATION+                                                                                    116,706
          16,250  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                             91,813
           9,600  INTERSIL CORPORATION CLASS A                                                                            141,696
          15,700  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  304,423
          17,100  MIPS TECHNOLOGIES INCORPORATED+                                                                          76,266
          37,500  MOLEX INCORPORATED CLASS A                                                                              661,875
         295,510  MRV COMMUNICATIONS INCORPORATED+                                                                        393,028
          12,280  OSI SYSTEMS INCORPORATED+                                                                               344,454
          76,325  POWER-ONE INCORPORATED+                                                                                 322,092
          20,656  RICHARDSON ELECTRONICS LIMITED                                                                          164,215
           6,700  SPECTRUM BRANDS INCORPORATED+                                                                           183,446
          67,382  TECHNITROL INCORPORATED                                                                                 355,777
          12,500  TELLABS INCORPORATED                                                                                     94,625
         154,325  TRIDENT MICROSYSTEMS INCORPORATED+                                                                      268,526
           5,500  UNIVERSAL ELECTRONICS INCORPORATED+                                                                     122,870

                                                                                                                        5,995,958
                                                                                                                     ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.10%
          32,500  CRA INTERNATIONAL INCORPORATED+                                                                         744,900
          10,135  INFINITY PHARMACEUTICALS INCORPORATED+                                                                   61,824
          39,260  SYMYX TECHNOLOGIES INCORPORATED+                                                                        176,277

                                                                                                                          983,001
                                                                                                                     ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.44%
           3,700  CROWN HOLDINGS INCORPORATED+                                                                             99,752
          17,500  QUANEX BUILDING PRODUCTS CORPORATION                                                                    289,275

                                                                                                                          389,027
                                                                                                                     ------------

                                     Wells Fargo Advantage Master Portfolios 193

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                          VALUE
FOOD & KINDRED PRODUCTS: 0.42%
           4,600  AMERICAN ITALIAN PASTA COMPANY CLASS A+                                                            $    178,802
          13,240  DEL MONTE FOODS COMPANY                                                                                 193,304

                                                                                                                          372,106
                                                                                                                     ------------

FOOD STORES: 0.70%
          50,400  WINN-DIXIE STORES INCORPORATED+                                                                         629,496
                                                                                                                     ------------

FOOTWEAR: 0.12%
             800  DECKERS OUTDOOR CORPORATION+                                                                            110,400
                                                                                                                     ------------

FURNITURE & FIXTURES: 0.48%
          15,400  FURNITURE BRANDS INTERNATIONAL INCORPORATED+                                                             99,022
           6,000  HNI CORPORATION                                                                                         159,780
           7,600  KIMBALL INTERNATIONAL INCORPORATED CLASS B                                                               52,820
          17,200  LSI INDUSTRIES INCORPORATED                                                                             117,304

                                                                                                                          428,926
                                                                                                                     ------------

HEALTH SERVICES: 3.39%
          33,800  ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                            91,936
          11,400  AMERICAN DENTAL PARTNERS INCORPORATED+                                                                  148,770
          29,100  BIOSCRIP INCORPORATED+                                                                                  232,218
          21,600  CARDIAC SCIENCE CORPORATION+                                                                             40,392
          22,317  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                  225,625
           7,100  EMERITUS CORPORATION+                                                                                   144,485
          23,135  ENSIGN GROUP INCORPORATED                                                                               400,930
          24,000  FIVE STAR QUALITY CARE INCORPORATED+                                                                     73,200
           8,340  GENTIVA HEALTH SERVICES INCORPORATED+                                                                   235,855
           4,440  HEALTHSOUTH REHABILITATION CORPORATION+                                                                  83,028
         356,800  HOOPER HOLMES INCORPORATED+                                                                             310,416
           2,800  HUMANA INCORPORATED+                                                                                    130,956
          12,000  LHC GROUP INCORPORATED+                                                                                 402,360
          13,805  MDS INCORPORATED+                                                                                       111,959
          15,500  NAUTILUS GROUP INCORPORATED+                                                                             46,810
          33,723  NOVAMED INCORPORATED+                                                                                   114,658
           8,600  REHABCARE GROUP INCORPORATED+                                                                           234,522

                                                                                                                        3,028,120
                                                                                                                     ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.46%
           1,500  GRANITE CONSTRUCTION INCORPORATED                                                                        45,330
           7,275  MYR GROUP INCORPORATED+                                                                                 118,655
          15,833  STERLING CONSTRUCTION COMPANY INCORPORATED+                                                             248,895

                                                                                                                          412,880
                                                                                                                     ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
          58,938  EMPIRE RESORTS INCORPORATED                                                                             107,267
                                                                                                                     ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.86%
          18,510  ACTUANT CORPORATION CLASS A                                                                             361,871
          12,200  ALTRA HOLDINGS INCORPORATED+                                                                            167,506
           7,900  BLOUNT INTERNATIONAL INCORPORATED+                                                                       81,844
           9,300  COLUMBUS MCKINNON CORPORATION+                                                                          147,591
          29,520  CRAY INCORPORATED+                                                                                      175,644
           2,600  DIEBOLD INCORPORATED                                                                                     82,576
          15,500  FLANDER CORPORATION+                                                                                     58,900
           3,200  GARDNER DENVER INCORPORATED                                                                             140,928
         103,990  INTERMEC INCORPORATED+                                                                                1,474,578

194 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           9,500  INTEVAC INCORPORATED+                                                                              $     131,290
           1,256  KADANT INCORPORATED+                                                                                      18,099
          12,800  KENNAMETAL INCORPORATED                                                                                  359,936
          23,374  MODINE MANUFACTURING COMPANY+                                                                            262,724
          17,700  NN INCORPORATED+                                                                                          97,350
         164,500  QUANTUM CORPORATION+                                                                                     432,635
          18,600  SPARTECH CORPORATION                                                                                     217,620
           2,700  TENNANT COMPANY                                                                                           73,953
           1,900  TIMKEN COMPANY                                                                                            57,019

                                                                                                                         4,342,064
                                                                                                                     -------------

INSURANCE CARRIERS: 4.00%
          13,400  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                          142,710
           8,850  AMERISAFE INCORPORATED+                                                                                  144,875
          14,311  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                                466,395
          26,987  BROWN & BROWN INCORPORATED                                                                               483,607
           5,100  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                              128,316
          11,100  DONEGAL GROUP INCORPORATED CLASS A                                                                       161,061
           3,100  EMC INSURANCE GROUP INCORPORATED                                                                          69,812
          10,900  HALLMARK FINANCIAL SERVICES INCORPORATED+                                                                 98,100
          29,982  MEADOWBROOK INSURANCE GROUP INCORPORATED                                                                 236,858
           6,745  MERCURY GENERAL CORPORATION                                                                              294,891
           7,005  NYMAGIC INCORPORATED                                                                                     148,716
           9,000  ONEBEACON INSURANCE GROUP LIMITED                                                                        155,250
           8,600  PENN MILLERS HOLDING CORPORATION+                                                                        104,490
          20,700  PMA CAPITAL CORPORATION CLASS A+                                                                         127,098
          22,500  SEABRIGHT INSURANCE HOLDINGS                                                                             247,725
           4,200  STATE AUTO FINANCIAL CORPORATION                                                                          75,390
          35,318  STEWART INFORMATION SERVICES CORPORATION                                                                 487,388

                                                                                                                         3,572,682
                                                                                                                     -------------

INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.39%
         421,960  SANDSTORM RESOURCES LIMITED+                                                                             344,830
                                                                                                                     -------------

LEATHER & LEATHER PRODUCTS: 0.29%
           7,400  SHOE CARNIVAL INCORPORATED+                                                                              169,164
           3,700  WEYCO GROUP INCORPORATED                                                                                  87,024

                                                                                                                           256,188
                                                                                                                     -------------

LEGAL SERVICES: 0.35%
           6,900  RAYONIER INCORPORATED                                                                                    313,467
                                                                                                                     -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.55%
          19,815  NOBILITY HOMES INCORPORATED                                                                              193,989
          16,063  SKYLINE CORPORATION                                                                                      298,772

                                                                                                                           492,761
                                                                                                                     -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.20%
          61,859  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                 231,971
          15,200  CANTEL INDUSTRIES                                                                                        301,720
           9,163  COHERENT INCORPORATED+                                                                                   292,849
           6,000  HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                    109,080
          46,100  HEALTHTRONICS INCORPORATED+                                                                              165,038
          27,625  HERLEY INDUSTRIES INCORPORATED+                                                                          404,983
           2,600  ICU MEDICAL INCORPORATED+                                                                                 89,570
          38,330  ION GEOPHYSICAL CORPORATION+                                                                             188,584

                                     Wells Fargo Advantage Master Portfolios 195

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         108,601  LTX-CREDENCE CORPORATION+                                                                          $    329,061
          19,700  MEDICAL ACTION INDUSTRIES INCORPORATED+                                                                 241,719
          36,000  NEWPORT CORPORATION+                                                                                    450,000
           3,700  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                               40,182
          37,300  PERKINELMER INCORPORATED                                                                                891,470
           9,700  WATERS CORPORATION+                                                                                     655,138
           9,500  ZOLL MEDICAL CORPORATION+                                                                               250,420

                                                                                                                        4,641,785
                                                                                                                     ------------

MEDIA: 0.29%
          39,820  OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                  262,414
                                                                                                                     ------------

METAL MINING: 2.75%
          11,995  ELDORADO GOLD CORPORATION+                                                                              144,900
           3,680  GOLDCORP INCORPORATED                                                                                   136,970
         130,400  GREAT BASIN GOLD LIMITED+                                                                               225,592
         105,940  PETAQUILLA MINERALS LIMITED+                                                                             58,267
          21,075  RANDGOLD RESOURCES LIMITED ADR                                                                        1,619,192
           5,905  ROYAL GOLD INCORPORATED                                                                                 272,870

                                                                                                                        2,457,791
                                                                                                                     ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.35%
          38,030  ACCO BRANDS CORPORATION+                                                                                291,310
          10,133  BLYTH INCORPORATED                                                                                      316,656
          17,000  KID BRANDS INCORPORATED+                                                                                147,050
          25,600  LEAPFROG ENTERPRISES INCORPORATED+                                                                      167,680
           8,200  RC2 CORPORATION+                                                                                        122,754
           6,300  STANDEX INTERNATIONAL CORPORATION                                                                       162,351

                                                                                                                        1,207,801
                                                                                                                     ------------

MISCELLANEOUS RETAIL: 0.73%
          12,400  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                     36,332
          71,300  OFFICE DEPOT INCORPORATED+                                                                              568,974
          10,200  PC MALL INCORPORATED+                                                                                    51,612

                                                                                                                          656,918
                                                                                                                     ------------

MOTION PICTURES: 0.07%
           2,200  ASCENT MEDIA CORPORATION+                                                                                59,950
                                                                                                                     ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.38%
          11,200  ARKANSAS BEST CORPORATION                                                                               334,656
           7,650  YRC WORLDWIDE INCORPORATED+                                                                               4,160

                                                                                                                          338,816
                                                                                                                     ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.16%
         151,271  CAPITALSOURCE INCORPORATED                                                                              845,605
          36,158  MCG CAPITAL CORPORATION+                                                                                188,383

                                                                                                                        1,033,988
                                                                                                                     ------------

NURSING HOME: 0.06%
           1,521  ASSISTED LIVING CONCEPTS INCORPORATED+                                                                   49,950
                                                                                                                     ------------

OIL & GAS EXPLORATION: 0.06%
          17,300  CRIMSON EXPLORATION INCORPORATED+                                                                        50,516
                                                                                                                     ------------

196 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                          VALUE
OIL & GAS EXTRACTION: 5.88%
           3,400  ATWOOD OCEANICS INCORPORATED+                                                                      $    117,742
          12,400  COMPLETE PRODUCTION SERVICES INCORPORATED+                                                              143,220
           2,100  COMSTOCK RESOURCES INCORPORATED+                                                                         66,780
           8,305  FOREST OIL CORPORATION+                                                                                 214,435
          72,994  GLOBAL INDUSTRIES LIMITED+                                                                              468,621
          22,155  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                              288,680
           8,500  HERCULES OFFSHORE INCORPORATED+                                                                          36,635
          29,530  KEY ENERGY SERVICES INCORPORATED+                                                                       282,012
          63,839  MCMORAN EXPLORATION COMPANY+                                                                            933,965
         139,245  NEWPARK RESOURCES INCORPORATED+                                                                         731,036
           5,235  OCEANEERING INTERNATIONAL INCORPORATED+                                                                 332,370
           3,465  PRIDE INTERNATIONAL INCORPORATED+                                                                       104,331
          13,005  RANGE RESOURCES CORPORATION                                                                             609,544
          14,040  SANDRIDGE ENERGY INCORPORATED+                                                                          108,108
          14,800  STONE ENERGY CORPORATION+                                                                               262,700
           5,000  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                  105,100
           1,900  UNIT CORPORATION+                                                                                        80,332
          34,950  WARREN RESOURCES INCORPORATED+                                                                           88,074
          23,204  WILLBROS GROUP INCORPORATED+                                                                            278,680

                                                                                                                        5,252,365
                                                                                                                     ------------

OIL & GAS-EQUIPMENT & SERVICES: 0.10%
          12,000  CAL DIVE INTERNATIONAL INCORPORATED+                                                                     87,960
                                                                                                                     ------------

OIL & OIL SERVICES: 0.26%
           6,010  HELMERICH & PAYNE INCORPORATED                                                                          228,861
                                                                                                                     ------------

PAPER & ALLIED PRODUCTS: 0.78%
           4,835  CELLU TISSUE HOLDINGS INCORPORATED+                                                                      48,253
           9,000  CLEARWATER PAPER CORPORATION+                                                                           443,250
           3,200  SONOCO PRODUCTS COMPANY                                                                                  98,528
          12,475  WAUSAU PAPER CORPORATION                                                                                106,537

                                                                                                                          696,568
                                                                                                                     ------------

PERSONAL SERVICES: 0.42%
           3,700  COINSTAR INCORPORATED+                                                                                  120,250
          13,800  REGIS CORPORATION                                                                                       257,784

                                                                                                                          378,034
                                                                                                                     ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 2.66%
           7,700  DELEK US HOLDINGS INCORPORATED                                                                           56,056
          28,664  INTEROIL CORPORATION+                                                                                 1,857,427
          14,000  WD-40 COMPANY                                                                                           459,620

                                                                                                                        2,373,103
                                                                                                                     ------------

PHARMACEUTICALS: 0.16%
           7,800  PHARMERICA CORPORATION+                                                                                 142,116
                                                                                                                     ------------

PIPELINES: 0.13%
           2,300  ENBRIDGE ENERGY PARTNERS LP                                                                             116,311
                                                                                                                     ------------

PRIMARY METAL INDUSTRIES: 0.30%
           3,600  BELDEN CDT INCORPORATED                                                                                  98,856
           6,400  MUELLER INDUSTRIES INCORPORATED                                                                         171,456

                                                                                                                          270,312
                                                                                                                     ------------

                                     Wells Fargo Advantage Master Portfolios 197

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                           VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.52%
           5,900  AMERICAN GREETINGS CORPORATION CLASS A                                                             $    122,956
           9,100  ENNIS INCORPORATED                                                                                      148,057
           4,900  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                              20,580
           6,700  MULTI-COLOR CORPORATION                                                                                  80,266
          19,900  PRESSTEK INCORPORATED+                                                                                   89,152

                                                                                                                          461,011
                                                                                                                     ------------

PROPERTY - CASUALTY INSURANCE: 0.07%
           2,500  AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                           62,500
                                                                                                                     ------------

PUBLISHING: 0.15%
          34,472  CAMBIUM LEARNING GROUP INCORPORATED+                                                                    137,888
                                                                                                                     ------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 8.41%
           6,500  AGREE REALTY CORPORATION                                                                                148,590
          31,120  ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                  534,642
         113,677  ANWORTH MORTGAGE ASSET CORPORATION                                                                      766,183
          37,555  CAPSTEAD MORTGAGE CORPORATION                                                                           449,158
          14,200  CEDAR SHOPPING CENTERS INCORPORATED                                                                     112,322
         301,681  CHIMERA INVESTMENT CORPORATION                                                                        1,173,539
           2,800  COLONIAL PROPERTIES TRUST                                                                                36,064
          29,212  EXTERRAN HOLDINGS INCORPORATED+                                                                         706,054
          25,104  FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                473,964
           4,200  FRANKLIN STREET PROPERTIES CORPORATION                                                                   60,606
          10,420  HATTERAS FINANCIAL CORPORATION                                                                          268,523
          43,360  HILLTOP HOLDINGS INCORPORATED+                                                                          509,480
           4,500  LASALLE HOTEL PROPERTIES                                                                                104,850
          30,483  LEXINGTON CORPORATE PROPERTIES TRUST                                                                    198,444
          16,050  MEDICAL PROPERTIES TRUST INCORPORATED                                                                   168,204
          78,795  MFA MORTGAGE INVESTMENTS INCORPORATED                                                                   579,931
         122,575  ORIGEN FINANCIAL INCORPORATED+                                                                          204,700
          39,606  PRIMORIS SERVICES CORPORATION                                                                           306,550
           8,045  REDWOOD TRUST INCORPORATED                                                                              124,054
           5,370  SILVER STANDARD RESOURCES INCORPORATED+                                                                  95,532
          30,008  THOMAS PROPERTIES GROUP INCORPORATED                                                                     99,927
          13,000  U-STORE-IT TRUST                                                                                         93,600
          36,755  UMH PROPERTIES INCORPORATED                                                                             300,288

                                                                                                                        7,515,205
                                                                                                                     ------------

RETAIL-DRUG STORES: 0.06%
           2,555  VITAMIN SHOPPE INCORPORATED+                                                                             57,360
                                                                                                                     ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.92%
         104,868  INTERTAPE POLYMER GROUP INCORPORATED+                                                                   347,113
           5,021  JARDEN CORPORATION                                                                                      167,149
          14,663  SEALED AIR CORPORATION                                                                                  309,096

                                                                                                                          823,358
                                                                                                                     ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.43%
          10,200  ALLIANCE BERNSTEIN HOLDING LP                                                                           312,732
           9,700  TRADESTATION GROUP INCORPORATED+                                                                         67,997

                                                                                                                          380,729
                                                                                                                     ------------

SOFTWARE: 2.33%
          17,700  AMERICAN SOFTWARE INCORPORATED CLASS A                                                                  102,837
          24,200  CHORDIANT SOFTWARE INCORPORATED+                                                                        122,694

198 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

          SHARES  SECURITY NAME                                                                                          VALUE
SOFTWARE (continued)
          23,600  ELECTRONIC ARTS INCORPORATED+                                                                      $    440,376
          18,700  EPICOR SOFTWARE CORPORATION+                                                                            178,772
           7,800  EPIQ SYSTEMS INCORPORATED+                                                                               96,954
          17,200  JDA SOFTWARE GROUP INCORPORATED+                                                                        478,504
          14,800  LAWSON SOFTWARE INCORPORATED+                                                                            97,828
           8,200  NOVELL INCORPORATED+                                                                                     49,118
           6,900  PROS HOLDINGS INCORPORATED+                                                                              68,172
          49,355  REALNETWORKS INCORPORATED+                                                                              238,385
           4,533  SYBASE INCORPORATED+                                                                                    211,328

                                                                                                                        2,084,968
                                                                                                                     ------------
TRANSPORTATION BY AIR: 0.82%
          70,855  AIRTRAN HOLDINGS INCORPORATED+                                                                          359,943
          31,125  JETBLUE AIRWAYS CORPORATION+                                                                            173,678
           2,856  PHI INCORPORATED (VOTING)+                                                                               63,346
           6,615  PHI INCORPORATED (NON-VOTING)+                                                                          140,106

                                                                                                                          737,073
                                                                                                                     ------------
TRANSPORTATION EQUIPMENT: 0.49%
           7,400  ATC TECHNOLOGY CORPORATION+                                                                             126,984
          11,898  EXIDE TECHNOLOGIES+                                                                                      68,414
          21,700  SPARTAN MOTORS INCORPORATED                                                                             121,520
           2,800  WABTEC CORPORATION                                                                                      117,936

                                                                                                                          434,854
                                                                                                                     ------------
TRANSPORTATION SERVICES: 0.26%
           8,200  DYNAMEX INCORPORATED+                                                                                   141,040
           3,200  GATX CORPORATION                                                                                         91,680

                                                                                                                          232,720
                                                                                                                     ------------
WATER TRANSPORTATION: 0.02%
           2,700  HORIZON LINES INCORPORATED                                                                               14,688
                                                                                                                     ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.26%
          10,300  SCHOOL SPECIALTY INCORPORATED+                                                                          233,913
                                                                                                                     ------------
WHOLESALE TRADE-DURABLE GOODS: 1.27%
           2,900  BARNES GROUP INCORPORATED                                                                                56,405
           4,300  INTERLINE BRANDS INCORPORATED+                                                                           82,302
          16,700  KAMAN CORPORATION CLASS A                                                                               417,667
           5,800  LKQ CORPORATION+                                                                                        117,740
           1,700  OMNICARE INCORPORATED                                                                                    48,093
           2,700  OWENS & MINOR INCORPORATED                                                                              125,253
          33,996  PATRICK INDUSTRIES INCORPORATED+                                                                         98,588
          12,200  WILLIS LEASE FINANCE CORPORATION+                                                                       192,516

                                                                                                                        1,138,564
                                                                                                                     ------------

TOTAL COMMON STOCKS (COST $73,117,958)                                                                                 86,043,617
                                                                                                                     ------------
INVESTMENT COMPANIES: 0.28%
           9,579  KBW REGIONAL BANKING ETF                                                                                251,161

TOTAL INVESTMENT COMPANIES (COST $212,809)                                                                                251,161
                                                                                                                     ------------

                                     Wells Fargo Advantage Master Portfolios 199

Portfolio of Investments--March 31, 2010 (Unaudited)

STRATEGIC SMALL CAP VALUE PORTFOLIO

     SHARES  SECURITY NAME                                                                            DIVIDEND YIELD      VALUE
PREFERRED STOCKS: 0.32%
      1,200  CARRIAGE SERVICES INCORPORATED (FUNERAL SERVICES & RELATED ITEMS)(a)                         11.86%       $     35,400
         55  CENTER FINANCIAL CORPORATION SERIES B (BANKING)(a)(i)                                        12.00              71,133
      3,600  LASALLE HOTEL PROPERTIES (REAL ESTATE INVESTMENT TRUST)                                       8.42              85,572
      3,953  SVB CAPITAL II (COMMERCIAL BANKS)                                                             7.54              91,710

TOTAL PREFERRED STOCKS (COST $200,498)                                                                                      283,815
                                                                                                                       ------------

                                                                                                          YIELD
SHORT-TERM INVESTMENTS: 2.76%

MUTUAL FUNDS: 2.76%
  2,471,710  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(u)(l)                                               0.09           2,471,710
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,471,710)                                                                            2,471,710
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES

(COST $76,002,975)*                                                                         99.67%                       89,050,303
OTHER ASSETS AND LIABILITIES, NET                                                            0.33                           292,715
                                                                                          -------                      ------------

TOTAL NET ASSETS                                                                           100.00%                     $ 89,343,018
                                                                                          -------                      ------------

----------

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)   Rate shown is the 7-day annualized yield at period end.

(l)   Investment in an affiliate.

* Cost for federal income tax purposes is $80,086,381 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                 $   21,772,730
Gross unrealized depreciation                                    (12,808,808)
                                                              --------------
Net unrealized appreciation                                   $    8,963,922

The accompanying notes are an integral part of these financial statements.

200 Wells Fargo Advantage Master Portfolios

                Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

                                                                           C&B Large       Disciplined
                                                                           Cap Value         Growth
                                                                           Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In unaffiliated securities (including securities on loan) ........  $  590,320,572   $  68,509,276
     In affiliated securities .........................................      16,713,155       1,008,460
                                                                         ------------------------------
   Total investments at value (see cost below) ........................     607,033,727      69,517,736
                                                                         ------------------------------
   Segregated cash ....................................................               0               0
   Foreign currency, at value (see cost below) ........................               0               0
   Receivable for investments sold ....................................               0               0
   Receivables for dividends ..........................................       1,208,534         139,950
   Unrealized appreciation on forward foreign currency contracts ......               0               0
                                                                         ------------------------------
Total Assets ..........................................................     608,242,261      69,657,686
                                                                         ------------------------------

LIABILITIES
   Variation margin payable on futures contracts ......................               0               0
   Payable for investments purchased ..................................       6,672,717               0
   Unrealized depreciation of forward foreign currency contracts ......               0               0
   Payable upon receipt of securities loaned ..........................       7,272,712       1,026,018
   Payable to investment advisor and affiliates .......................         325,943          38,694
   Payable for custodian fee ..........................................           3,601           1,471
   Accrued expenses and other liabilities .............................          16,098          14,518
                                                                         ------------------------------
Total liabilities .....................................................      14,291,071       1,080,701
                                                                         ------------------------------
TOTAL NET ASSETS ......................................................  $  593,951,190   $  68,576,985
                                                                         ==============================

Investments, at cost ..................................................  $  592,591,105   $  57,528,737
                                                                         ------------------------------
Securities on loan, at value ..........................................  $    6,893,910   $     762,000
                                                                         ------------------------------
Foreign currencies, at cost ...........................................  $            0   $           0
                                                                         ------------------------------

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 201

Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

 Emerging         Equity         Equity                       International  International
  Growth          Income         Value            Index           Core          Growth
 Portfolio       Portfolio      Portfolio       Portfolio       Portfolio      Portfolio
------------------------------------------------------------------------------------------
$  39,585,513  $ 230,229,278  $ 533,272,028  $ 2,058,091,066  $ 55,136,838   $ 150,380,706
      663,091      2,670,386      9,199,253       45,906,568     1,193,423       3,339,209
------------------------------------------------------------------------------------------
   40,248,604    232,899,664    542,471,281    2,103,997,634    56,330,261     153,719,915
------------------------------------------------------------------------------------------
            0              0              0                0     1,136,500               0
            0              0              0                0        65,751          75,679
      220,571              0     15,566,036                0             0         974,428
       29,016        178,344        520,195        2,675,446       175,665         353,630
            0              0              0                0        61,382              22
------------------------------------------------------------------------------------------
   40,498,191    233,078,008    558,557,512    2,106,673,080    57,769,559     155,123,674
------------------------------------------------------------------------------------------

            0              0              0           57,750             0               0
      282,293              0     19,533,051          436,477       630,928       1,549,067
            0              0              0                0         6,544              25
    1,796,247      1,332,544     11,670,492       13,336,663             0               0
       25,576        121,836        293,409          120,229        43,513          89,043
        3,233              0          6,055           20,949        41,887         257,573
       15,451         20,494         21,924           36,352        38,041          36,657
------------------------------------------------------------------------------------------
    2,122,800      1,474,874     31,524,931       14,008,420       760,913       1,932,365
------------------------------------------------------------------------------------------
$  38,375,391  $ 231,603,134  $ 527,032,581  $ 2,092,664,660  $ 57,008,646   $ 153,191,309
==========================================================================================

$  30,874,003  $ 210,533,453  $ 460,708,060  $ 2,009,396,672  $ 48,802,625   $ 134,311,852
------------------------------------------------------------------------------------------
$   1,189,257  $   1,351,980  $  12,895,930  $     9,619,845  $          0   $           0
------------------------------------------------------------------------------------------
$           0  $           0  $           0  $             0  $     65,275   $      75,679
------------------------------------------------------------------------------------------

202 Wells Fargo Advantage Master Portfolios

                Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

                                                                       International   International
                                                                           Index           Value
                                                                         Portfolio       Portfolio
----------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In unaffiliated securities (including securities on loan) ......  $  55,835,338   $ 295,777,116
     In affiliated securities .......................................        511,273       7,289,152
                                                                       -----------------------------
   Total investments at value (see cost below) ......................     56,346,611     303,066,268
                                                                       -----------------------------
   Segregated cash ..................................................              0               0
   Foreign currency, at value (see cost below) ......................        331,686       7,099,150
   Variation margin receivable on futures contracts .................        245,471               0
   Receivable for investments sold ..................................              0               0
   Receivables for dividends ........................................        269,812       1,610,226
   Receivable from investment advisor and affiliates ................         34,984               0
   Unrealized appreciation on forward foreign currency contracts ....          5,521               0
                                                                       -----------------------------
Total Assets ........................................................     57,234,085     311,775,644
                                                                       -----------------------------

LIABILITIES
   Foreign taxes payable ............................................         10,996         108,770
   Payable to custodian for overdrafts ..............................              0               0
   Variation margin payable on futures contracts ....................          6,132               0
   Payable for investments purchased ................................              0         107,343
   Unrealized depreciation of forward foreign currency contracts ....          3,071               0
   Payable upon receipt of securities loaned ........................              0               0
   Payable to investment advisor and affiliates .....................              0         210,079
   Payable for custodian fee ........................................        267,695         292,394
   Payable for audit fee ............................................         17,741          12,929
   Accrued expenses and other liabilities ...........................         15,904          45,193
                                                                       -----------------------------
Total liabilities ...................................................        321,539         776,708
                                                                       -----------------------------
TOTAL NET ASSETS ....................................................  $  56,912,546   $ 310,998,936
                                                                       =============================

Investments, at cost ................................................  $  53,989,895   $ 330,963,573
                                                                       -----------------------------
Securities on loan, at value ........................................  $           0   $           0
                                                                       -----------------------------
Foreign currencies, at cost .........................................  $     332,358   $   7,154,058
                                                                       -----------------------------

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 203

Statements of Assets and Liabilities--March 31, 2010 (Unaudited)

 Large Cap        Large Company      Small Cap     Small Company     Small Company      Strategic
Appreciation         Growth            Index          Growth             Value          Small Cap
 Portfolio          Portfolio        Portfolio      Portfolio          Portfolio     Value Portfolio
----------------------------------------------------------------------------------------------------
$  69,316,624   $    644,899,937   $ 101,444,960   $  341,299,384   $  163,896,282   $    86,578,593
            0          7,933,097         897,297       14,708,242        4,319,642         2,471,710
----------------------------------------------------------------------------------------------------
   69,316,624        652,833,034     102,342,257      356,007,626      168,215,924        89,050,303
----------------------------------------------------------------------------------------------------
            0                  0               0                0                0            50,000
            0                  0               0                0                0                 0
            0                  0               0                0                0                 0
    1,186,578         18,190,303           1,300        5,563,772        1,197,363           409,792
       81,827            285,452          88,939           39,875          187,539           151,475
            0                  0               0                0                0                 0
            0                  0               0                0                0                 0
----------------------------------------------------------------------------------------------------
   70,585,029        671,308,789     102,432,496      361,611,273      169,600,826        89,661,570
----------------------------------------------------------------------------------------------------

            0                  0               0                0                0                 0
      179,672                  0               0                0                0                 0
            0                  0           9,512                0                0                 0
            0          9,913,718         147,897        3,799,879          430,015           234,749
            0                  0               0                0                0                 0
    1,179,884          5,978,335       3,081,883        6,801,035        3,065,842                 0
       35,558            277,609          13,294          235,437          111,234            61,461
        2,546              4,087          10,422            5,643            7,468             7,823
       10,638             17,768          13,347           13,752           12,161            11,641
        1,601             14,737           3,986            5,320            3,794             2,878
----------------------------------------------------------------------------------------------------
    1,409,899         16,206,254       3,280,341       10,861,066        3,630,514           318,552
----------------------------------------------------------------------------------------------------
$  69,175,130   $    655,102,535   $  99,152,155   $  350,750,207   $  165,970,312   $    89,343,018
====================================================================================================

$  57,425,355   $    553,098,991   $ 101,147,459   $  289,648,514   $  121,276,347   $    76,002,975
----------------------------------------------------------------------------------------------------
$     776,150   $      3,853,597   $   1,572,059   $    5,508,335   $    1,742,951   $             0
----------------------------------------------------------------------------------------------------
$           0   $              0   $           0   $            0   $            0   $             0
----------------------------------------------------------------------------------------------------

204 Wells Fargo Advantage Master Portfolios

   Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

                                                                                    C&B Large      Disciplined
                                                                                    Cap Value        Growth
                                                                                    Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1) ................................................................  $    5,884,299   $   474,578
   Interest ....................................................................               0             0
   Income from affiliated securities ...........................................           9,199           722
   Securities lending income ...................................................          10,664         1,011
                                                                                  ----------------------------
Total investment income ........................................................       5,904,162       476,311
                                                                                  ----------------------------

EXPENSES
   Advisory fees ...............................................................       2,044,092       235,558
   Custody fees ................................................................          18,944         3,242
   Professional fees ...........................................................          18,902        19,394
   Other fees and expenses .....................................................          13,632         7,352
                                                                                  ----------------------------
Total expenses .................................................................       2,095,570       265,546
                                                                                  ----------------------------

LESS
   Waived fees and/or reimbursed expenses ......................................         (68,598)            0
   Net expenses ................................................................       2,026,972       265,546
                                                                                  ----------------------------
Net investment income (loss) ...................................................       3,877,190       210,765
                                                                                  ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency
    translation ................................................................     (19,403,831)    2,383,763
   Affiliated securities .......................................................               0             0
   Forward foreign currency contracts ..........................................               0             0
   Futures transactions ........................................................               0             0
                                                                                  ----------------------------
Net realized gain (loss) from investments ......................................     (19,403,831)    2,383,763
                                                                                  ----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency
    translation.................................................................      70,751,791     3,736,949
   Affiliated securities. ......................................................               0             0
   Forward foreign currency contracts ..........................................               0             0
   Futures transactions ........................................................               0             0
                                                                                  ----------------------------
Net change in unrealized appreciation (depreciation) of investments ............      70,751,791     3,736,949
                                                                                  ----------------------------
Net realized and unrealized gain on investments ................................      51,347,960     6,120,712
                                                                                  ----------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................  $   55,225,150   $ 6,331,477
                                                                                  ============================

1 Net of foreign withholding taxes of ..........................................  $        7,082   $         0

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 205

Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

  Emerging         Equity           Equity                      International   International
   Growth          Income           Value           Index           Core           Growth
  Portfolio       Portfolio        Portfolio      Portfolio       Portfolio       Portfolio
---------------------------------------------------------------------------------------------
$      44,068   $    2,834,835   $  3,928,056   $  19,978,246   $     399,268   $    840,522
            0                0              0           2,477               0              0
          776                0          2,500           9,216           2,772          1,546
       13,962            1,892         24,877         137,384           4,104          7,393
--------------------------------------------------------------------------------------------
       58,806        2,836,727      3,955,433      20,127,323         406,144        849,461
--------------------------------------------------------------------------------------------

      177,275          794,975      1,712,881         875,174         263,152        679,551
        4,537            9,133         18,268          68,468          49,216        275,518
       19,394           23,478         17,649          23,660          24,564         24,788
        7,272           10,169         13,079          29,075          14,226         12,310
--------------------------------------------------------------------------------------------
      208,478          837,755      1,761,877         996,377         351,158        992,167
--------------------------------------------------------------------------------------------

      (12,358)          (4,135)       (59,020)         (7,064)        (12,546)      (161,987)
      196,120          833,620      1,702,857         989,313         338,612        830,180
--------------------------------------------------------------------------------------------
     (137,314)       2,003,107      2,252,576      19,138,010          67,532         19,281
--------------------------------------------------------------------------------------------

   10,797,923       (5,607,484)    24,124,035      14,987,315       8,564,401      2,283,441
            0                0              0          25,601               0              0
            0                0              0               0          (8,069)        (3,709)
            0                0              0       3,085,831               0              0
--------------------------------------------------------------------------------------------
   10,797,923       (5,607,484)    24,124,035      18,098,747       8,556,332      2,279,732
--------------------------------------------------------------------------------------------

   (5,069,232)      25,200,842     35,516,973     181,377,738      (6,538,455)      (291,921)
            0                0              0       3,102,890               0              0
            0                0              0               0         497,413             (3)
            0                0              0         101,911               0              0
--------------------------------------------------------------------------------------------
   (5,069,232)      25,200,842     35,516,973     184,582,539      (6,041,042)      (291,924)
--------------------------------------------------------------------------------------------
    5,728,691       19,593,358     59,641,008     202,681,286       2,515,290      1,987,808
--------------------------------------------------------------------------------------------
$   5,591,377   $   21,596,465   $ 61,893,584   $ 221,819,296   $   2,582,822   $  2,007,089
============================================================================================

$           0   $            0   $     17,301   $           0   $      37,658   $     67,010


206 Wells Fargo Advantage Master Portfolios

   Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

                                                                                         International   International
                                                                                             Index           Value
                                                                                           Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1) .......................................................................  $    574,150    $    3,095,614
   Interest ...........................................................................             0                 0
   Income from affiliated securities ..................................................         2,021             4,037
   Securities lending income ..........................................................        17,405            39,906
                                                                                         ------------------------------
Total investment income ...............................................................       593,576         3,139,557
                                                                                         ------------------------------

EXPENSES
   Advisory fees ......................................................................        97,052         1,427,200
   Custody fees .......................................................................       275,059           330,609
   Professional fees ..................................................................        23,620            19,503
   Other fees and expenses ............................................................        14,053            20,591
                                                                                         ------------------------------
Total expenses ........................................................................       409,784         1,797,903
                                                                                         ------------------------------

LESS
   Waived fees and/or reimbursed expenses .............................................      (235,462)         (259,904)
   Net expenses .......................................................................       174,322         1,537,999
                                                                                         ------------------------------
Net investment income (loss) ..........................................................       419,254         1,601,558
                                                                                         ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency translation .......     1,070,143       (15,781,282)
   Forward foreign currency contracts .................................................       (40,492)                0
   Futures transactions. ..............................................................       176,307                 0
                                                                                         ------------------------------
Net realized gain (loss) from investments .............................................     1,205,958       (15,781,282)
                                                                                         ------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency translation .......        19,309        17,616,610
   Forward foreign currency contracts .................................................         5,984                 0
   Futures transactions ...............................................................        13,622                 0
                                                                                         ------------------------------
Net change in unrealized appreciation (depreciation) of investments ...................        38,915        17,616,610
                                                                                         ------------------------------
Net realized and unrealized gain on investments .......................................     1,244,873         1,835,328
                                                                                         ------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................  $  1,664,127    $    3,436,886
                                                                                         ==============================

1 Net of foreign withholding taxes of .................................................  $     67,060    $      363,507

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 207

Statements of Operations--For the Six Months Ended March 31, 2010 (Unaudited)

 Large Cap      Large Company     Small Cap      Small Company   Small Company      Strategic
Appreciation       Growth           Index           Growth           Value          Small Cap
 Portfolio        Portfolio       Portfolio        Portfolio       Portfolio     Value Portfolio
------------------------------------------------------------------------------------------------
$   528,503    $  4,389,027     $      604,189   $    427,124    $     891,860   $       808,448
          0               0                394              0                0                 0
        672           6,799              1,969          3,146            2,363             3,268
      1,055          61,258             37,004         23,601            8,464                 0
------------------------------------------------------------------------------------------------
    530,230       4,457,084            643,556        453,871          902,687           811,716
------------------------------------------------------------------------------------------------

    271,105       2,291,009            110,056      1,423,105          717,264           419,421
      4,679          22,515             13,970         14,282           12,505            10,996
     17,419          23,950             21,592         21,043           19,988            20,118
      7,695          21,116              9,160         11,419            9,898             8,940
------------------------------------------------------------------------------------------------
    300,898       2,358,590            154,778      1,469,849          759,655           459,475
------------------------------------------------------------------------------------------------

    (31,579)       (278,652)           (13,755)       (20,317)          (1,562)           (8,818)
    269,319       2,079,938            141,023      1,449,532          758,093           450,657
------------------------------------------------------------------------------------------------
    260,911       2,377,146            502,533       (995,661)         144,594           361,059
------------------------------------------------------------------------------------------------

  7,490,274      25,817,256        (26,559,069)    34,185,248       21,697,313       (14,693,224)
          0               0                  0              0                0                 0
          0               0          1,607,557              0                0                 0
------------------------------------------------------------------------------------------------
  7,490,274      25,817,256        (24,951,512)    34,185,248       21,697,313       (14,693,224)
------------------------------------------------------------------------------------------------

    584,880      36,018,807         38,372,492      5,013,701       (1,387,585)       21,951,808
          0               0                  0              0                0                 0
          0               0            (93,510)             0                0                 0
------------------------------------------------------------------------------------------------
    584,880      36,018,807         38,278,982      5,013,701       (1,387,585)       21,951,808
------------------------------------------------------------------------------------------------
  8,075,154      61,836,063         13,327,470     39,198,949       20,309,728         7,258,584
------------------------------------------------------------------------------------------------
$ 8,336,065    $ 64,213,209     $   13,830,003   $ 38,203,288    $  20,454,322   $     7,619,643
------------------------------------------------------------------------------------------------

$     2,388    $          0     $            0   $          0    $           0   $           342

208 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                     C&B LARGE CAP VALUE PORTFOLIO
                                                                                 -------------------------------------
                                                                                     For the
                                                                                 Six Months Ended        For the
                                                                                  March 31, 2010        Year Ended
                                                                                   (Unaudited)      September 30, 2009
                                                                                 -------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................  $  635,871,240      $  676,445,814

OPERATIONS
   Net investment income (loss) ................................................       3,877,190          11,286,676
   Net realized gain (loss) on investments .....................................     (19,403,831)        (71,204,167)
   Net change in unrealized appreciation (depreciation) of investments .........      70,751,791          25,300,192
                                                                                  ------------------------------------
Net increase (decrease) in net assets resulting from operations ................      55,225,150         (34,617,299)
                                                                                  ------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................      26,344,494         114,730,358
   Withdrawals .................................................................    (123,489,694)       (120,687,633)
                                                                                  ------------------------------------
Net increase (decrease) from transactions in investor's beneficial interests ...     (97,145,200)         (5,957,275)
                                                                                  ------------------------------------
NET DECREASE IN NET ASSETS .....................................................     (41,920,050)        (40,574,574)
                                                                                  ====================================
ENDING NET ASSETS ..............................................................  $  593,951,190      $  635,871,240
                                                                                  ====================================

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 209

Statements of Changes in Net Assets

     DISCIPLINED GROWTH PORTFOLIO            EMERGING GROWTH PORTFOLIO                EQUITY INCOME PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                For the                                  For the
Six Months Ended         For the        Six Months Ended        For the         Six Months Ended         For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009     (Unaudited)      September 30, 2009      (Unaudited)     September 30, 2009
---------------------------------------------------------------------------------------------------------------------

  $  88,895,931      $  108,621,365       $  88,625,473      $   99,217,350       $ 263,302,372      $ 358,051,926


        210,765             423,486            (137,314)           (383,603)          2,003,107          6,586,974
      2,383,763         (31,162,876)         10,797,923         (23,525,696)         (5,607,484)        (8,276,559)
      3,736,949           9,883,779          (5,069,232)         16,900,670          25,200,842        (42,154,866)
---------------------------------------------------------------------------------------------------------------------
      6,331,477         (20,855,611)          5,591,377          (7,008,629)         21,596,465        (43,844,451)
---------------------------------------------------------------------------------------------------------------------




      4,433,324          19,431,523           2,147,527          14,074,802           7,515,956         15,470,818
    (31,083,747)        (18,301,346)        (57,988,986)        (17,658,050)        (60,811,659)       (66,375,921)
---------------------------------------------------------------------------------------------------------------------
    (26,650,423)          1,130,177         (55,841,459)         (3,583,248)        (53,295,703)       (50,905,103)
---------------------------------------------------------------------------------------------------------------------
    (20,318,946)        (19,725,434)        (50,250,082)        (10,591,877)        (31,699,238)       (94,749,554)
=====================================================================================================================
  $  68,576,985      $   88,895,931       $  38,375,391      $   88,625,473       $ 231,603,134      $ 263,302,372
=====================================================================================================================

210 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                       EQUITY VALUE PORTFOLIO
                                                                               -------------------------------------
                                                                                    For the
                                                                               Six Months Ended         For the
                                                                                March 31, 2010        Year Ended
                                                                                  (Unaudited)     September 30, 2009
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets....................................................... $   513,115,704    $     610,647,019

OPERATIONS
   Net investment income......................................................       2,252,576            8,564,863
   Net realized gain (loss) on investments....................................      24,124,035         (171,525,727)
   Net change in unrealized appreciation (depreciation) of investments........      35,516,973          110,011,229
                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations...............      61,893,584          (52,949,635)
                                                                               -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions..............................................................      40,619,358           73,995,358
   Withdrawals................................................................     (88,596,065)        (118,577,038)
                                                                               -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests..     (47,976,707)         (44,581,680)
                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.........................................      13,916,877          (97,531,315)
                                                                               =====================================
ENDING NET ASSETS............................................................. $   527,032,581    $     513,115,704
                                                                               =====================================

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 211

Statements of Changes in Net Assets

           INDEX PORTFOLIO                  INTERNATIONAL CORE PORTFOLIO            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended        For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
---------------------------------------------------------------------------------------------------------------------

$ 1,966,584,375    $   2,237,608,527    $    72,541,985    $      85,536,172    $   155,627,337    $     131,370,011


     19,138,010           43,817,844             67,532            1,124,652             19,281            1,943,425
     18,098,747           (1,206,803)         8,556,332          (37,177,159)         2,279,732          (41,563,740)
    184,582,539         (221,743,261)        (6,041,042)          26,898,537           (291,924)          49,952,778
---------------------------------------------------------------------------------------------------------------------
    221,819,296         (179,132,220)         2,582,822           (9,153,970)         2,007,089           10,332,463
---------------------------------------------------------------------------------------------------------------------




    190,855,626          168,953,827          6,565,665           12,972,699         26,858,291           47,353,096
   (286,594,637)        (260,845,759)       (24,681,826)         (16,812,916)       (31,301,408)         (33,428,233)
---------------------------------------------------------------------------------------------------------------------
    (95,739,011)         (91,891,932)       (18,116,161)          (3,840,217)        (4,443,117)          13,924,863
---------------------------------------------------------------------------------------------------------------------
    126,080,285         (271,024,152)       (15,533,339)         (12,994,187)        (2,436,028)          24,257,326
=====================================================================================================================
$ 2,092,664,660    $   1,966,584,375    $    57,008,646    $      72,541,985    $   153,191,309    $     155,627,337
=====================================================================================================================

212 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                   INTERNATIONAL INDEX PORTFOLIO
                                                                               -------------------------------------
                                                                                    For the
                                                                               Six Months Ended         For the
                                                                                March 31, 2010        Year Ended
                                                                                  (Unaudited)     September 30, 2009
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets..................................................      $    72,676,443    $      86,405,709

OPERATIONS
   Net investment income.................................................              419,254            1,839,039
   Net realized gain (loss) on investments...............................            1,205,958           (3,860,283)
   Net change in unrealized appreciation (depreciation) of investments...               38,915              273,186
                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations..........            1,664,127           (1,748,058)
                                                                               -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions.........................................................            6,402,130            9,195,379
   Withdrawals...........................................................          (23,830,154)         (21,176,587)
                                                                               -------------------------------------
Net decrease from transactions in investors' beneficial interests........          (17,428,024)         (11,981,208)
                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS....................................          (15,763,897)         (13,729,266)
                                                                               =====================================
ENDING NET ASSETS........................................................      $    56,912,546    $      72,676,443
                                                                               =====================================

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 213

Statements of Changes in Net Assets

    INTERNATIONAL VALUE PORTFOLIO          LARGE CAP APPRECIATION PORTFOLIO        LARGE COMPANY GROWTH PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended        For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
---------------------------------------------------------------------------------------------------------------------

$   315,042,164    $     312,461,025    $    94,632,067    $     145,700,178    $   984,855,684     $  1,373,797,607


      1,601,558            7,188,690            260,911              840,517          2,377,146            8,784,107
    (15,781,282)         (35,211,563)         7,490,274          (46,529,618)        25,817,256          (73,157,003)
     17,616,610           48,006,861            584,880           27,482,892         36,018,807           (3,942,699)
---------------------------------------------------------------------------------------------------------------------
      3,436,886           19,983,988          8,336,065          (18,206,209)        64,213,209          (68,315,595)
---------------------------------------------------------------------------------------------------------------------




     19,446,445           52,555,498          1,743,185           12,075,054         15,649,093           29,275,266
    (26,926,559)         (69,958,347)       (35,536,187)         (44,936,956)      (409,615,451)        (349,901,594)
---------------------------------------------------------------------------------------------------------------------
     (7,480,114)         (17,402,849)       (33,793,002)         (32,861,902)      (393,966,358)        (320,626,328)
---------------------------------------------------------------------------------------------------------------------
     (4,043,228)           2,581,139        (25,456,937)         (51,068,111)      (329,753,149)        (388,941,923)
=====================================================================================================================
$   310,998,936    $     315,042,164    $    69,175,130    $      94,632,067    $   655,102,535    $     984,855,684
=====================================================================================================================

214 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                     SMALL CAP INDEX PORTFOLIO
                                                                               -------------------------------------
                                                                                    For the
                                                                               Six Months Ended         For the
                                                                                March 31, 2010        Year Ended
                                                                                  (Unaudited)     September 30, 2009
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets...................................................     $   243,094,590    $     282,510,520

OPERATIONS
   Net investment income (loss)...........................................             502,533            2,946,644
   Net realized gain (loss) on investments................................         (24,951,512)          (9,376,550)
   Net change in unrealized appreciation (depreciation) of investments....          38,278,982          (24,573,330)
                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations...........          13,830,003          (31,003,236)
                                                                               -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions..........................................................           5,114,070           23,376,006
   Withdrawals............................................................        (162,886,508)         (31,788,700)
                                                                               -------------------------------------
Net decrease from transactions in investors' beneficial interests.........        (157,772,438)          (8,412,694)
                                                                               -------------------------------------
NET DECREASE IN NET ASSETS................................................        (143,942,435)         (39,415,930)
                                                                               =====================================
ENDING NET ASSETS.........................................................     $    99,152,155    $     243,094,590
                                                                               =====================================

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 215

Statements of Changes in Net Assets

    SMALL COMPANY GROWTH PORTFOLIO          SMALL COMPANY VALUE PORTFOLIO        STRATEGIC SMALL CAP VALUE PORTFOLIO
-------------------------------------   -------------------------------------   -------------------------------------
     For the                                 For the                                 For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended        For the
 March 31, 2010        Year Ended        March 31, 2010        Year Ended        March 31, 2010        Year Ended
   (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009      (Unaudited)     September 30, 2009
---------------------------------------------------------------------------------------------------------------------

$   391,788,240    $     481,304,784    $   239,231,863    $     439,963,198    $   219,129,458    $     255,355,235


       (995,661)          (1,746,971)           144,594            3,036,418            361,059            2,378,279
     34,185,248          (91,099,903)        21,697,313         (190,649,157)       (14,693,224)         (63,513,017)
      5,013,701           72,864,087         (1,387,585)         128,533,240         21,951,808           36,276,909
---------------------------------------------------------------------------------------------------------------------
     38,203,288          (19,982,787)        20,454,322          (59,079,499)         7,619,643          (24,857,829)
---------------------------------------------------------------------------------------------------------------------




     36,182,364           71,091,475         16,472,995           64,432,062          5,836,056           17,652,796
   (115,423,685)        (140,625,232)      (110,188,868)        (206,083,898)      (143,242,139)         (29,020,744)
---------------------------------------------------------------------------------------------------------------------
    (79,241,321)         (69,533,757)       (93,715,873)        (141,651,836)      (137,406,083)         (11,367,948)
---------------------------------------------------------------------------------------------------------------------
    (41,038,033)         (89,516,544)       (73,261,551)        (200,731,335)      (129,786,440)         (36,225,777)
=====================================================================================================================
$   350,750,207    $     391,788,240    $   165,970,312    $     239,231,863    $    89,343,018    $     219,129,458
=====================================================================================================================

216 Wells Fargo Advantage Master Portfolios

                                                            Financial Highlights

                                                Ratio to Average Net Assets (Annualized)
                                                ----------------------------------------               Portfolio
                                                Net Investment      Gross        Net        Total       Turnover
                                                 Income (Loss)    Expenses    Expenses    Return(1)     Rate(2)
----------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      1.31%          0.71%      0.69%         9.60%         6%
October 1, 2008 to September 30, 2009..........      2.19%          0.73%      0.64%        (5.53)%       28%
October 1, 2007 to September 30, 2008..........      1.71%          0.73%      0.68%       (20.18)%       21%
October 1, 2006 to September 30, 2007..........      1.48%          0.74%      0.68%        11.88%        24%
October 1, 2005 to September 30, 2006..........      1.77%          0.76%      0.66%        15.30%        29%
December 6, 2004(3) to September 30, 2005......      0.98%          0.77%      0.71%         1.51%        19%

DISCIPLINED GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.63%          0.79%      0.79%         9.61%        39%
October 1, 2008 to September 30, 2009..........      0.54%          0.79%      0.77%       (18.88)%      104%
October 1, 2007 to September 30, 2008..........      0.07%          0.77%      0.76%       (25.19)%      103%
October 1, 2006 to September 30, 2007..........      0.10%          0.79%      0.79%        21.22%        68%
October 1, 2005 to September 30, 2006..........      0.12%          0.79%      0.78%         1.41%        90%
October 1, 2004 to September 30, 2005..........      0.44%          0.79%      0.78%        11.76%        45%

EMERGING GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..     (0.66)%         1.00%      0.94%        14.94%        52%
October 1, 2008 to September 30, 2009..........     (0.53)%         0.94%      0.91%        (5.70)%      147%
October 1, 2007 to September 30, 2008..........     (0.49)%         0.93%      0.92%       (30.95)%      191%
January 31, 2007(2) to September 30, 2007......     (0.54)%         1.01%      0.99%        24.40%       125%

EQUITY INCOME PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      1.76%          0.74%      0.73%         9.45%         2%
October 1, 2008 to September 30, 2009..........      2.69%          0.75%      0.69%        (9.66)%       11%
October 1, 2007 to September 30, 2008..........      2.16%          0.75%      0.57%       (23.18)%        8%
October 1, 2006 to September 30, 2007..........      1.91%          0.76%      0.57%        15.91%        16%
October 1, 2005 to September 30, 2006..........      1.84%          0.75%      0.70%        11.21%         7%
October 1, 2004 to September 30, 2005..........      2.04%          0.73%      0.60%        13.30%        20%

EQUITY VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.92%          0.72%      0.70%        12.93%        66%
October 1, 2008 to September 30, 2009..........      1.89%          0.73%      0.69%        (7.21)%      142%
October 1, 2007 to September 30, 2008..........      1.68%          0.74%      0.70%       (27.44)%      152%
October 1, 2006 to September 30, 2007..........      1.29%          0.77%      0.69%        20.21%       108%
October 1, 2005 to September 30, 2006..........      1.18%          0.78%      0.77%        10.73%       107%
October 1, 2004 to September 30, 2005..........      1.22%          0.78%      0.76%        21.61%       145%

INDEX PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      1.94%          0.10%      0.10%        11.50%        10%
October 1, 2008 to September 30, 2009..........      2.61%          0.12%      0.10%        (7.00)%       10%
October 1, 2007 to September 30, 2008..........      2.07%          0.11%      0.11%       (22.28)%        5%
October 1, 2006 to September 30, 2007..........      1.86%          0.11%      0.10%        16.35%         8%
October 1, 2005 to September 30, 2006..........      1.86%          0.11%      0.11%        10.70%         9%
October 1, 2004 to September 30, 2005..........      2.08%          0.12%      0.04%        12.23%         8%

INTERNATIONAL CORE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.24%          1.27%      1.22%         4.09%        59%
October 1, 2008 to September 30, 2009..........      1.77%          1.23%      1.15%       (10.14)%      212%
October 1, 2007 to September 30, 2008..........      1.60%          1.14%      1.12%       (31.42)%       55%
October 1, 2006 to September 30, 2007..........      1.27%          1.09%      1.08%        23.70%        66%
October 1, 2005 to September 30, 2006..........      1.99%          1.09%      1.03%        14.58%        39%
October 1, 2004 to September 30, 2005..........      1.51%          1.09%      1.08%        18.69%       108%

INTERNATIONAL GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.03%          1.39%      1.16%         0.71%        46%
October 1, 2008 to September 30, 2009..........      1.71%          1.14%      1.11%         6.23%        95%
October 1, 2007 to September 30, 2008..........      1.17%          1.08%      1.05%       (28.68)%       57%
October 1, 2006 to September 30, 2007..........      1.09%          1.06%      1.03%        27.40%        73%
October 1, 2005 to September 30, 2006..........      0.87%          1.07%      0.98%        19.95%        62%
October 6, 2004(3) to September 30, 2005.......      1.02%          1.08%      1.06%        22.30%        67%

1. Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2. Portfolio turnover rates presented for periods of less than one year are not annualized.

3.    Commencement of operations.

The accompanying notes are an integral part of these financial statements.

                                     Wells Fargo Advantage Master Portfolios 217

Financial Highlights

                                                Ratio to Average Net Assets (Annualized)
                                                ----------------------------------------               Portfolio
                                                Net Investment      Gross        Net        Total       Turnover
                                                 Income (Loss)    Expenses    Expenses    Return(1)     Rate(2)
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      1.51%          1.48%      0.63%         2.31%         9%
October 1, 2008 to September 30, 2009..........      2.86%          0.55%      0.46%         1.65%        13%
October 1, 2007 to September 30, 2008..........      2.84%          0.51%      0.50%       (29.67)%       14%
October 1, 2006 to September 30, 2007..........      2.15%          0.49%      0.49%        24.52%         3%
October 1, 2005 to September 30, 2006..........      2.59%          0.49%      0.37%        19.44%         7%
October 6, 2004(3) to September 30, 2005.......      2.41%          0.49%      0.46%        21.90%        21%

INTERNATIONAL VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      1.07%          1.20%      1.02%         0.92%        14%
October 1, 2008 to September 30, 2009..........      2.72%          1.08%      1.03%         5.26%        41%
October 1, 2007 to September 30, 2008..........      3.68%          1.07%      1.01%       (34.21)%       23%
October 1, 2006 to September 30, 2007..........      2.47%          1.07%      1.03%        21.91%        19%
October 1, 2005 to September 30, 2006..........      2.34%          1.09%      1.09%        19.32%        31%
October 1, 2004 to September 30, 2005..........      2.21%          1.11%      1.10%        25.92%        14%

LARGE CAP APPRECIATION PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.67%          0.78%      0.70%        11.30%        48%
October 1, 2008 to September 30, 2009..........      0.88%          0.78%      0.71%       (10.97)%      144%
October 1, 2007 to September 30, 2008..........      0.41%          0.74%      0.69%       (25.49)%      151%
October 1, 2006 to September 30, 2007..........      0.57%          0.74%      0.69%        21.80%       145%
October 1, 2005 to September 30, 2006..........      0.65%          0.75%      0.72%         3.34%       155%
October 1, 2004 to September 30, 2005..........      0.83%          0.74%      0.74%        20.02%       133%

LARGE COMPANY GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.71%          0.71%      0.62%         9.72%         4%
October 1, 2008 to September 30, 2009..........      0.97%          0.70%      0.62%         3.31%        13%
October 1, 2007 to September 30, 2008..........      0.48%          0.68%      0.67%       (22.59)%        7%
October 1, 2006 to September 30, 2007..........      0.46%          0.70%      0.68%        17.80%        10%
October 1, 2005 to September 30, 2006..........      0.14%          0.70%      0.61%         1.41%         6%
October 1, 2004 to September 30, 2005..........      0.69%          0.69%      0.68%        11.03%        18%

SMALL CAP INDEX PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.91%          0.28%      0.26%        13.76%         9%
October 1, 2008 to September 30, 2009..........      1.46%          0.26%      0.24%       (10.87)%       20%
October 1, 2007 to September 30, 2008..........      1.36%          0.23%      0.18%       (14.30)%       22%
October 1, 2006 to September 30, 2007..........      1.10%          0.23%      0.18%        14.78%        24%
October 1, 2005 to September 30, 2006..........      0.95%          0.24%      0.23%         6.89%        20%
October 1, 2004 to September 30, 2005..........      1.00%          0.23%      0.18%        21.03%        14%

SMALL COMPANY GROWTH PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..     (0.59)%          0.88%     0.87%        11.94%        61%
October 1, 2008 to September 30, 2009..........     (0.53)%          0.89%     0.87%         1.75%       169%
October 1, 2007 to September 30, 2008..........     (0.53)%          0.89%     0.89%       (27.50)%      150%
October 1, 2006 to September 30, 2007..........     (0.46)%          0.90%     0.90%        17.74%       138%
October 1, 2005 to September 30, 2006..........     (0.33)%          0.91%     0.90%         7.02%       125%
October 1, 2004 to September 30, 2005..........     (0.45)%          0.91%     0.91%        16.51%       142%

SMALL COMPANY VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.17%          0.90%      0.90%        15.85%        35%
October 1, 2008 to September 30, 2009..........      1.16%          0.90%      0.88%        (6.28)%       99%
October 1, 2007 to September 30, 2008..........      1.02%          0.90%      0.89%       (22.01)%       82%
October 1, 2006 to September 30, 2007..........      0.53%          0.93%      0.92%         6.53%        69%
October 1, 2005 to September 30, 2006..........      0.64%          0.92%      0.79%         6.70%       114%
October 1, 2004 to September 30, 2005..........      0.61%          0.92%      0.82%        24.77%        70%

STRATEGIC SMALL CAP VALUE PORTFOLIO
October 1, 2009 to March 31, 2010 (Unaudited)..      0.73%          0.93%      0.91%         9.96%        24%
October 1, 2008 to September 30, 2009..........      1.31%          0.91%      0.74%        (8.76)%       50%
October 1, 2007 to September 30, 2008..........      0.80%          0.91%      0.83%       (16.47)%       46%
October 1, 2006 to September 30, 2007..........      0.30%          0.93%      0.92%         8.65%        64%
January 31, 2006(3) to September 30, 2006......      0.75%          0.94%      0.75%         0.60%        37%

218 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio ("C&B Large Cap Value Portfolio"), Wells Fargo Advantage Disciplined Growth Portfolio ("Disciplined Growth Portfolio"), Wells Fargo Advantage Emerging Growth Portfolio ("Emerging Growth Portfolio"), Wells Fargo Advantage Equity Income Portfolio ("Equity Income Portfolio"), Wells Fargo Advantage Equity Value Portfolio ("Equity Value Portfolio"), Wells Fargo Advantage Index Portfolio ("Index Portfolio"), Wells Fargo Advantage International Core Portfolio ("International Core Portfolio"), Wells Fargo Advantage International Growth Portfolio ("International Growth Portfolio"), Wells Fargo Advantage International Index Portfolio ("International Index Portfolio"), Wells Fargo Advantage International Value Portfolio ("International Value Portfolio"), Wells Fargo Advantage Large Cap Appreciation Portfolio ("Large Cap Appreciation Portfolio"), Wells Fargo Advantage Large Company Growth Portfolio ("Large Company Growth Portfolio"), Wells Fargo Advantage Small Cap Index Portfolio ("Small Cap Index Portfolio"), Wells Fargo Advantage Small Company Growth Portfolio ("Small Company Growth Portfolio"), Wells Fargo Advantage Small Company Value Portfolio ("Small Company Value Portfolio") and Wells Fargo Advantage Strategic Small Cap Value Portfolio ("Strategic Small Cap Value Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

                                     Wells Fargo Advantage Master Portfolios 219

Notes to Financial Statements (Unaudited)

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest

220 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six months ended March 31, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the

                                     Wells Fargo Advantage Master Portfolios 221

Notes to Financial Statements (Unaudited)

timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

                                              Restructured SIVs ($ Value)       % of Net Assets
                                              ---------------------------       ---------------
C&B LARGE CAP VALUE PORTFOLIO                       $2,126,280                       0.36%

DISCIPLINED GROWTH PORTFOLIO                           474,232                       0.69%

EMERGING GROWTH PORTFOLIO                              917,990                       2.39%

EQUITY INCOME PORTFOLIO                                297,467                       0.13%

EQUITY VALUE PORTFOLIO                               1,479,323                       0.28%

INDEX PORTFOLIO                                      6,201,438                       0.30%

LARGE CAP APPRECIATION PORTFOLIO                       603,801                       0.87%

LARGE COMPANY GROWTH PORTFOLIO                       3,194,397                       0.49%

SMALL CAP INDEX PORTFOLIO                            1,916,608                       1.93%

SMALL COMPANY GROWTH PORTFOLIO                       2,541,565                       0.72%

SMALL COMPANY VALUE PORTFOLIO                        1,779,366                       1.07%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

222 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends and gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Funds' investments in securities:

                                                               Significant Other        Significant
                                              Quoted Price     Observable Inputs    Unobservable Inputs
      INVESTMENTS IN SECURITIES                 (Level 1)         (Level 2)             (Level 3)              Total
-----------------------------------------    --------------    -----------------    -------------------    --------------
C&B LARGE CAP VALUE PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  571,210,731    $               0    $                 0    $  571,210,731
     PREFERRED STOCKS                            11,636,250                    0                      0        11,636,250
   Corporate debt securities                              0                    0              2,126,280         2,126,280
   Debt securities issued by states
    in the U.S. and its political
      subdivisions                                        0            1,032,759                      0         1,032,759
   Short-term investments                        16,713,155            4,314,552                      0        21,027,707
   TOTAL                                     $  599,560,136    $       5,347,311    $         2,126,280    $  607,033,727

DISCIPLINED GROWTH PORTFOLIO

   Equity securities
     COMMON STOCKS                           $   67,448,532    $               0    $                 0    $   67,448,532
   Corporate debt securities                              0                    0                474,232           474,232
   Debt securities issued by states
    in the U.S. and its political
      subdivisions                                        0              113,277                      0           113,277
   Short-term investments                         1,008,460              473,235                      0         1,481,695
   TOTAL                                     $   68,456,992    $         586,512    $           474,232    $   69,517,736

                                     Wells Fargo Advantage Master Portfolios 223

Notes to Financial Statements (Unaudited)

                                                               Significant Other        Significant
                                              Quoted Price     Observable Inputs    Unobservable Inputs
      INVESTMENTS IN SECURITIES                 (Level 1)         (Level 2)             (Level 3)              Total
-----------------------------------------    --------------    -----------------    -------------------    --------------
EMERGING GROWTH PORTFOLIO

   Equity securities
     COMMON STOCKS                           $   37,722,044    $               0    $                 0    $   37,722,044
   Corporate debt securities                              0                    0                917,990           917,990
   Debt securities issued by states in
     the U.S. and its political
     subdivisions                                         0              182,607                      0           182,607
   Short-term investments                           663,091              762,872                      0         1,425,963
   TOTAL                                     $   38,385,135    $         945,479    $           917,990    $   40,248,604

EQUITY INCOME PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  228,874,952    $               0    $                 0    $  228,874,952
   Corporate debt securities                              0                    0                297,467           297,467
   Debt securities issued by states in
     the U.S. and its political
     subdivisions                                         0              204,117                      0           204,117
   Short-term investments                         2,670,386              852,742                      0         3,523,128
   TOTAL                                     $  231,545,338    $       1,056,859    $           297,467    $  232,899,664

EQUITY VALUE PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  521,493,210    $               0    $                 0    $  521,493,210
   Corporate debt securities                              0                    0              1,479,323         1,479,323
   Debt securities issued by states in
     the U.S. and its political
     subdivisions                                         0            1,989,202                      0         1,989,202
   Short-term investments                         9,199,253            8,310,293                      0        17,509,546
   TOTAL                                     $  530,692,463    $      10,299,495    $         1,479,323    $  542,471,281

INDEX PORTFOLIO

   Equity securities
     COMMON STOCKS                           $2,073,801,292    $               0    $                 0    $2,073,801,292
   Corporate debt securities                              0                    0              6,201,438         6,201,438
   Debt securities issued by states in
     the U.S. and its political
     subdivisions                                         0            1,465,774                      0         1,465,774
   Short-term investments                        16,405,564            6,123,566                      0        22,529,130
   TOTAL                                     $2,090,206,856    $       7,589,340    $         6,201,438    $2,103,997,634

INTERNATIONAL CORE PORTFOLIO

   Equity securities
     COMMON STOCKS                           $   53,977,969    $               0    $           206,721    $   54,184,690
     PREFERRED STOCKS                               952,148                    0                      0           952,148
   Short-term investments                         1,193,423                    0                      0         1,193,423
   TOTAL                                     $   56,123,540    $               0    $           206,721    $   56,330,261

224 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

                                                               Significant Other        Significant
                                              Quoted Price     Observable Inputs    Unobservable Inputs
      INVESTMENTS IN SECURITIES                 (Level 1)         (Level 2)             (Level 3)              Total
-----------------------------------------    --------------    -----------------    -------------------    --------------
INTERNATIONAL GROWTH PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  150,380,706    $               0    $                 0    $  150,380,706
   Short-term investments                         3,339,209                    0                      0         3,339,209
   TOTAL                                     $  153,719,915    $               0    $                 0    $  153,719,915

INTERNATIONAL INDEX PORTFOLIO

   Equity securities
     COMMON STOCKS                           $   55,512,396    $               0    $           130,591    $   55,642,987
     PREFERRED STOCKS                               191,648                    0                      0           191,648
     RIGHTS                                             450                    0                      0               450
     WARRANTS                                           253                    0                      0               253
   Short-term investments                           511,273                    0                      0           511,273
   TOTAL                                     $   56,216,020    $               0    $           130,591    $   56,346,611

INTERNATIONAL VALUE PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  292,395,867    $               0    $         3,381,249    $  295,777,116
   Short-term investments                         7,289,152                    0                      0         7,289,152
   TOTAL                                     $  299,685,019    $               0    $         3,381,249    $  303,066,268

LARGE CAP APPRECIATION PORTFOLIO

   Equity securities
     COMMON STOCKS                           $   68,092,526    $               0    $                 0    $   68,092,526
   Corporate debt securities                              0                    0                603,801           603,801
   Debt securities issued by states
    in the U.S. and its political
      subdivisions                                        0              119,802                      0           119,802
   Short-term investments                                 0              500,495                      0           500,495
   TOTAL                                     $   68,092,526    $         620,297    $           603,801    $   69,316,624

LARGE COMPANY GROWTH PORTFOLIO

   Equity securities
     COMMON STOCKS                           $  638,687,685    $               0    $                 0    $  638,687,685
   Corporate debt securities                              0                    0              3,194,397         3,194,397
   Debt securities issued by states
    in the U.S. and its political
      subdivisions                                        0              582,856                      0           582,856
   Short-term investments                         7,933,097            2,434,999                      0        10,368,096
   TOTAL                                     $  646,620,782    $       3,017,855    $         3,194,397    $  652,833,034

                                    Wells Fargo Advantage Master Portfolios 225

Notes to Financial Statements (Unaudited)

                                                                        Significant Other       Significant
                                                       Quoted Price     Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                                (Level 1)          (Level 2)            (Level 3)               Total
--------------------------------------------------   --------------     -----------------   -------------------      -------------
SMALL CAP INDEX PORTFOLIO
     Equity securities
         COMMON STOCKS                                $  98,052,755     $               0   $                 0      $  98,052,755
     Corporate debt securities                                    0                     0             1,916,608          1,916,608
     Debt securities issued by states in
         the U.S. and its political subdivisions                  0               252,163                     0            252,163
     Short-term investments                               1,067,271             1,053,460                     0          2,120,731
     TOTAL                                            $  99,120,026     $       1,305,623   $         1,916,608      $ 102,342,257

SMALL COMPANY GROWTH PORTFOLIO
     Equity securities
         COMMON STOCKS                                $ 334,312,237     $               0   $                 0      $ 334,312,237
     Corporate debt securities                                    0                     0             2,541,565          2,541,565
     Debt securities issued by states in
         the U.S. and its political subdivisions                  0               858,601                     0            858,601
     Short-term investments                              14,708,242             3,586,981                     0         18,295,223
     TOTAL                                            $ 349,020,479     $       4,445,582   $         2,541,565      $ 356,007,626

SMALL COMPANY VALUE PORTFOLIO
     Equity securities
         COMMON STOCKS                                $ 160,700,141     $               0   $                 0      $ 160,700,141
     Corporate debt securities                                    0                     0             1,779,366          1,779,366
     Debt securities issued by states in
         the U.S. and its political subdivisions                  0               273,629                     0            273,629
     Short-term investments                               4,319,642             1,143,146                     0          5,462,788
     TOTAL                                            $ 165,019,783     $       1,416,775   $         1,779,366      $ 168,215,924

STRATEGIC SMALL CAP VALUE PORTFOLIO
     Equity securities
         COMMON STOCKS                                $  85,674,324     $               0   $           369,293      $  86,043,617
         INVESTMENT COMPANIES                               251,161                     0                     0            251,161
         PREFERRED STOCKS                                   177,282                     0               106,533            283,815
     Short-term investments                               2,471,710                     0                     0          2,471,710
     TOTAL                                            $  88,574,477     $               0   $           475,826      $  89,050,303

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

226 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

As of March 31, 2010, the inputs used in valuing the Funds' other financial instruments, which are carried at fair value, were as follows:

                                                               Significant Other       Significant
                                            Quoted Prices     Observable Inputs   Unobservable Inputs
OTHER FINANCIAL INSTRUMENTS                  (Level 1)           (Level 2)              (Level 3)                Total
-----------------------------------------  ---------------    ------------------  --------------------        ------------
INDEX PORTFOLIO
     Futures contracts                      $      601,925    $                0  $                  0        $    601,925
INTERNATIONAL CORE PORTFOLIO
     Forward foreign currency contracts                  0                54,838                     0              54,838
INTERNATIONAL INDEX PORTFOLIO
     Futures contracts                              29,054                     0                     0              29,054
     Forward foreign currency contracts                  0                 2,450                     0               2,450
SMALL CAP INDEX PORTFOLIO
     Futures contracts                              33,450                     0                     0              33,450

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                      C&B Large    Disciplined Emerging    Equity      Equity
                                      Cap Value      Growth     Growth     Income       Value       Index       International Core
                                      Portfolio     Portfolio  Portfolio  Portfolio   Portfolio   Portfolio         Portfolio
                                      CORPORATE     CORPORATE  CORPORATE  CORPORATE   CORPORATE   CORPORATE    -------------------
                                         DEBT         DEBT       DEBT       DEBT        DEBT        DEBT        COMMON  SHORT-TERM
                                      SECURITIES   SECURITIES SECURITIES SECURITIES  SECURITIES  SECURITIES     STOCKS  SECURITIES
------------------------------------  -----------  ---------- ---------- ----------  ----------  -----------   -------- ----------
 BALANCE AS OF SEPTEMBER 30, 2009     $ 1,849,905  $  412,591 $ 798,669  $ 258,803   $1,287,041  $ 5,395,372   $      0  $  15,654
   Realized gain (loss)                (1,050,830)   (240,264) (607,064)  (608,416)    (936,436)  (5,528,046)         0    (15,262)
   Change in unrealized appreciation
     (depreciation)                     1,448,761     329,016   778,865    664,086    1,213,290    6,688,638          0      3,914
   Net purchases (sales)                 (121,556)    (27,111)  (52,480)   (17,006)     (84,572)    (354,526)         0     (4,306)
   Net transfer in (out) of Level 3             0           0         0          0            0            0    206,721          0
 BALANCE AS OF MARCH 31, 2010         $ 2,126,280  $  474,232 $ 917,990  $ 297,467   $1,479,323  $ 6,201,438   $206,721  $       0
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period                   $   381,704  $   85,133 $ 164,795  $  53,401   $  265,564  $ 1,113,265   $      0  $       0

                                           International
                                              Growth         International Index Portfolio          International Value Portfolio
                                            Portfolio    -------------------------------------  -----------------------------------
                                            SHORT-TERM     COMMON                  SHORT-TERM     COMMON                 SHORT-TERM
                                            SECURITIES     STOCKS       WARRANTS   SECURITIES     STOCKS        RIGHTS   SECURITIES
------------------------------------      -------------- -----------    ---------  -----------  -----------   ---------- ----------
 BALANCE AS OF SEPTEMBER 30, 2009         $      46,080  $        14    $   3,065   $  23,194   $         0   $  110,787  $ 140,944
   Realized gain (loss)                         (44,928)           0            0     (22,614)            0            0   (137,420)
   Change in unrealized appreciation
     (depreciation)                              11,520            0            0       5,799             0            0     35,236
   Net purchases (sales)                        (12,672)      12,109            0      (6,379)            0            0    (38,760)
   Net transfer in (out) of Level 3                   0      118,468       (3,065)          0     3,381,249     (110,787)         0
 BALANCE AS OF MARCH 31, 2010             $           0  $   130,591    $       0   $       0   $ 3,381,249   $        0  $       0
Change in unrealized appreciation
   (depreciation) relating to securities
    held at the end of reporting period   $           0  $         0    $       0   $       0   $         0   $        0  $       0

                                    Wells Fargo Advantage Master Portfolios 227

Notes to Financial Statements (Unaudited)

                                                         Large                      Small       Small
                                         Large Cap      Company       Small        Company     Company
                                        Appreciation    Growth      Cap Index       Growth      Value      Strategic Small Cap Value
                                         Portfolio     Portfolio    Portfolio     Portfolio   Portfolio           Portfolio
                                         CORPORATE     CORPORATE    CORPORATE     CORPORATE   CORPORATE    -------------------------
                                           DEBT           DEBT         DEBT          DEBT        DEBT       COMMON         PREFERRED
                                        SECURITIES     SECURITIES   SECURITIES    SECURITIES  SECURITIES    STOCKS          STOCKS
                                        ----------    -----------  -----------   -----------  ----------   ---------      ----------
 BALANCE AS OF SEPTEMBER 30, 2009       $  525,319    $ 2,779,188  $ 1,667,487   $ 2,211,209  $ 1,548,083  $       0      $   42,400
  Accrued discounts (premiums)                   0              0            0             0            0          0               0
  Realized gain (loss)                    (182,955)    (3,454,315)  (1,589,917)   (1,715,642)  (1,139,513)         0             368
  Change in unrealized appreciation
  (depreciation)                           295,956      4,052,142    1,948,608     2,191,293    1,472,519          0           3,616
  Net purchases (sales)                    (34,519)      (182,618)    (109,570)     (145,295)    (101,723)         0          60,149
  Net transfer in (out) of Level 3               0              0            0             0            0    369,293               0
 BALANCE AS OF MARCH 31, 2010           $  603,801    $ 3,194,397  $ 1,916,608   $ 2,541,565  $ 1,779,366  $ 369,293      $  106,533
Change in unrealized appreciation
 (depreciation) relating to securities
 held at the end of reporting period    $  108,393    $   573,449  $   344,064   $   456,255  $   319,427  $       0      $    1,500

4.   TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Funds Management is paid an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of each of C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio and Equity Value Portfolio increases. For the six months ended March 31, 2010, Disciplined Growth Portfolio, Equity Income Portfolio and Equity Value Portfolio each paid an advisory fee at an annual rate equivalent to 0.70% of each Fund's average daily net assets. C&B Large Cap Value Portfolio paid an advisory fee at an annual rate equivalent to 0.69% of its average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.85% and declining to 0.75% as the average daily net assets of each of Emerging Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio increases. For the six months ended March 31, 2010, each of these Funds paid an advisory fee at an annual rate equivalent to 0.85% of each Fund's average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of Index Portfolio increases. For the six months ended March 31, 2010, Index Portfolio paid an advisory fee at an annual rate equivalent to 0.09% of its average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.95% and declining to 0.80% as the average daily net assets of each of International Core Portfolio, International Growth Portfolio and International Value Portfolio increases. For the six months ended March 31, 2010, each of these Funds paid an advisory fee at an annual rate equivalent to 0.95% of each Fund's average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.35% and declining to 0.30% as the average daily net assets of International Index Portfolio increases. For the six months ended March 31, 2010, International Index Portfolio paid an advisory fee at an annual rate equivalent to 0.35% of its average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of each of Large Cap Appreciation Portfolio and Large Company Growth Portfolio increases. For the six months ended March 31, 2010, Large Cap Appreciation Portfolio and Large Company Growth Portfolio paid an advisory fee at an annual rate equivalent to 0.70% and 0.69%, respectively, of each Fund's average daily net assets.

Funds Management is paid an annual advisory fee starting at 0.20% and declining to 0.15% as the average daily net assets of Small Cap Index Portfolio increases. For the six months ended March 31, 2010, Small Cap Index Portfolio paid an advisory fee at an annual rate equivalent to 0.20% of its average daily net assets.

228 Wells Fargo Advantage Master Portfolios

                                      Notes to Financial Statements (Unaudited)

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio.

Peregrine Capital Management, Inc., an affiliate of Funds Management and direct wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio.

Evergreen Investment Management Company, LLC, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to International Core Portfolio.

Cooke & Bieler LP is the sub-adviser to C&B Large Cap Value Portfolio. Smith Asset Management Group LP is the sub-adviser to Disciplined Growth Portfolio. Systematic Financial Management LP is the subadviser to Equity Value Portfolio. Artisan Partners LP is the sub-adviser to International Growth Portfolio. SSgA Funds Management is the sub-adviser to International Index Portfolio. LSV Asset Management is the sub-adviser to International Value Portfolio. Cadence Capital Management LLC is the sub-adviser to Large Cap Appreciation Portfolio.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the six months ended March 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds.

CUSTODY FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. For providing fund accounting services to the Funds, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to November 16, 2009, Wells Fargo Bank, N.A. provided custody services to the Funds and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Fund, except International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. Wells Fargo Bank, N.A. was paid at an annual rate of 0.10% of the average daily net assets of International Core Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio. PNC Global Investment Servicing ("PNC") served as fund accountant for the Funds prior to November 16, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended March 31, 2010, were as follows:

                                    Purchases at Cost  Sales Proceeds
                                    -----------------  --------------
C&B LARGE CAP VALUE PORTFOLIO       $      32,604,335  $  128,896,046
DISCIPLINED GROWTH PORTFOLIO               26,197,618      52,196,220
EMERGING GROWTH PORTFOLIO                  23,100,164      76,947,340
EQUITY INCOME PORTFOLIO                     4,680,770      56,643,261
EQUITY VALUE PORTFOLIO                    316,505,659     360,319,988
INDEX PORTFOLIO                           198,902,928     282,307,063
INTERNATIONAL CORE PORTFOLIO               32,048,457      50,493,844
INTERNATIONAL GROWTH PORTFOLIO             63,820,590      69,483,075
INTERNATIONAL INDEX PORTFOLIO               4,831,131      21,400,928
INTERNATIONAL VALUE PORTFOLIO              38,802,284      50,256,769

                                     Wells Fargo Advantage Master Portfolios 229

Notes to Financial Statements (Unaudited)

                                          Purchases at Cost      Sales Proceeds
                                          -----------------      --------------
LARGE CAP APPRECIATION PORTFOLIO          $    36,443,172        $   69,377,033
LARGE COMPANY GROWTH PORTFOLIO                 25,131,944           429,388,022
SMALL CAP INDEX PORTFOLIO                      10,045,743           166,169,238
SMALL COMPANY GROWTH PORTFOLIO                200,714,614           296,341,739
SMALL COMPANY VALUE PORTFOLIO                  59,804,164           144,196,323
STRATEGIC SMALL CAP VALUE PORTFOLIO            24,955,824           148,614,025

6.    DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2010, certain Funds entered into futures contracts for hedging purposes.

At March 31, 2010, the Funds had long futures contracts outstanding as follows:

                                                                                           Initial     Net Unrealized
                                                                                           Contract     Appreciation/
                                 Expiration Date   Contracts          Type                  Amount     (Depreciation)
                                 ---------------   ---------  -----------------------    ------------   --------------
INDEX PORTFOLIO                    June 2010        55 Long             S&P 500 Index    $ 15,419,575  $     601,925

INTERNATIONAL INDEX PORTFOLIO      June 2010        10 Long            Dow Jones Euro         381,153          3,917
                                                                       STOXX 50 Index

                                   June 2010         6 Long            FTSE 100 Index         505,747          5,089
                                   June 2010         3 Long               TOPIX Index         293,623         20,048

SMALL CAP INDEX PORTFOLIO          June 2010        10 Long   Russell 2000 MINI Index         643,650         33,450

The Index Portfolio, International Index Portfolio, and Small Cap Index Portfolio had average contract amounts of $19,901,492, $1,488,974, and $3,025,831 respectively, in futures contracts during the six months ended March 31, 2010.

During the six months ended March 31, 2010, certain Funds entered into forward foreign currency exchange contracts for hedging purposes.

At March 31, 2010, the Funds had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                                                              Net Unrealized
                                                                           U.S. Value at   In Exchange for     Appreciation/
                                    Exchange Date   Contracts to Receive  March 31, 2010       U.S. $         (Depreciation)
                                    -------------   --------------------  --------------   ---------------   ----------------
INTERNATIONAL CORE PORTFOLIO           04/15/2010            527,700 EUR  $      712,745   $       718,902   $        (6,157)

INTERNATIONAL GROWTH PORTFOLIO         04/07/2010             44,882 EUR          60,620            60,645               (25)

INTERNATIONAL INDEX PORTFOLIO          06/30/2010            225,000 EUR         303,910           300,551             3,359
                                       06/30/2010            100,000 GBP         151,672           149,510             2,162
                                       06/30/2010         12,000,000 JPY         128,419           131,490            (3,071)

Forward Foreign Currency Exchange Contracts to Sell:

                                                                                                            Net Unrealized
                                                                        U.S. Value at   In Exchange for     Appreciation/
                                 Exchange Date   Contracts to Deliver   March 31, 2010       U.S. $         (Depreciation)
                                 -------------   --------------------   --------------  ---------------   ----------------
INTERNATIONAL CORE PORTFOLIO        04/15/2010           527,700 EUR    $      712,745   $      712,358    $         (387)
                                    04/30/2010       132,307,000 JPY         1,415,390        1,476,772            61,382

INTERNATIONAL GROWTH PORTFOLIO      04/07/2010            21,485 GBP            32,603           32,625                22

The International Core Portfolio had average market values of $1,055,954 and $5,601,977 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended March 31, 2010. The International Growth Portfolio had average market values of $134,520 and $34,965 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during

230 Wells Fargo Advantage Master Portfolios

                                       Notes to Financial Statements (Unaudited)

the six months ended March 31, 2010. The International Index Portfolio had average market values of $818,240 and $180,566 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended March 31, 2010.

For Index Portfolio, International Core Portfolio, International Growth Portfolio, and Small Cap Index Portfolio, the fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements of each Fund.

For International Index Portfolio, a summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair values of derivative instruments as of March 31, 2010 was as follows for International Index Portfolio:

                                                    ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                    ----------------------------------------------  ----------------------------------------------
                                    Balance Sheet Location              Fair Value  Balance Sheet Location              Fair Value
                                    ----------------------------------  ----------  ----------------------------------  ----------
Equity contracts                    Variation margin                    $ 245,471*  Variation margin                    $   6,132*
Forward foreign currency contracts  Unrealized appreciation on forward              Unrealized depreciation on
                                      foreign currency contracts            5,521    forward foreign currency contracts     3,071
                                                                        $ 250,992                                         $ 9,203

* Amount represents current day's variation margin. Prior variation movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt of payment.

The effect of derivative instruments on the Statement of Operations for the year ended March 31, 2010 was as follows for International Index Portfolio:

                                                 AMOUNT OF REALIZED GAINS OR LOSSES ON DERIVATIVES
                                          -----------------------------------------------------------------
                                           Futures     Forward Currency Contracts                 Total
                                         ----------    --------------------------            --------------
Equity contracts                         $  176,307    $                       0             $      176,307
Forward foreign currency contracts                0                      (40,492)                   (40,492)
                                         $  176,307    $                 (40,492)            $      135,815

                                                CHANGE IN UNREALIZED GAINS OR LOSSES ON DERIVATIVES
                                           --------------------------------------------------------------
                                             Futures         Forward Currency Contracts             Total
                                           ----------        --------------------------         ----------
Equity contracts                           $  13,622         $                       0          $   13,622
Forward foreign currency contracts                 0                             5,984               5,984
                                           $  13,622         $                   5,984          $   19,606

7.   INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
==============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
=================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================


The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Master Trust


                                                     By:   /s/ Karla M. Rabusch


                                                           Karla M. Rabusch
                                                           President

                                                     Date: May 27, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                     By:   /s/ Karla M. Rabusch

                                                           Karla M. Rabusch
                                                           President

                                                     Date: May 27, 2010


                                                     By:   /s/ Kasey L. Phillips


                                                           Kasey L. Phillips
                                                           Treasurer

                                                     Date: May 27, 2010